UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05038

Clearwater Investment Trust
 (Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

(Address of principal executive offices)	(Zip code)

Jennifer D. Lammers
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
2,300	ABERCROMBIE & FITCH CO., CLASS A	$50,218	81,351
1,500	ADVANCE AUTO PARTS, INC.	53,558	124,020
6,150	AMAZON.COM, INC.(b)	274,722	1,922,736
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	109,568
3,300	AMERICAN EAGLE OUTFITTERS, INC.	33,099	46,167
1,300	AUTOLIV, INC.(c)	29,596	113,607
500	AUTOZONE, INC.(b)	32,038	211,365
23,295	BED BATH & BEYOND, INC.(b)	1,200,111	1,802,101
2,800	BEST BUY CO., INC.	72,548	105,000
1,400	BIG LOTS, INC.(b)	15,477	51,926
2,200	BORGWARNER, INC.	51,799	223,058
750	BRINKER INTERNATIONAL, INC.	10,084	30,398
1,700	CABLEVISION SYSTEMS CORP., CLASS A
	(NEW YORK GROUP)	15,956	28,628
4,168	CARMAX, INC.(b)	50,984	202,023
2,700	CARNIVAL CORP.	80,824	88,128
6,043	CBS CORP., CLASS B (NON VOTING)	52,350	333,332
600	CHARTER COMMUNICATIONS, INC., CLASS A(b)	30,036	80,856
600	CHICO’S FAS, INC.	5,619	9,996
300	CHIPOTLE MEXICAN GRILL, INC.(b)	89,324	128,610
68,820	CINEMARK HOLDINGS, INC.	1,340,356	2,184,347
18,500	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A(b)	72,791	151,700
5,000	COACH, INC.	19,161	272,650
37,800	COMCAST CORP., CLASS A	622,939	1,706,670
1,345	CST BRANDS, INC.	11,311	40,081
2,300	DARDEN RESTAURANTS, INC.	47,909	106,467
2,400	DEVRY, INC.	44,808	73,344
1,500	DICK’S SPORTING GOODS, INC.	24,802	80,070
41,491	DIRECTV(b)	1,699,401	2,479,087
3,400	DISCOVERY COMMUNICATIONS, INC., CLASS A(b)	207,382	287,028
800	DOLLAR GENERAL CORP.(b)	34,400	45,168
6,700	DOLLAR TREE, INC.(b)	61,517	382,972
4,600	DR HORTON, INC.	22,057	89,378
710	EXPEDIA, INC.	10,883	36,771
500	FAMILY DOLLAR STORES, INC.	12,652	36,010
3,000	FOOT LOCKER, INC.	40,394	101,820
54,163	FORD MOTOR CO.	279,997	913,730
4,600	GAMESTOP CORP., CLASS A	34,643	228,390
5,700	GANNETT CO., INC.	51,200	152,703
4,100	GAP (THE), INC.	58,946	165,148
2,200	GARMIN LTD.(c)	40,557	99,418
9,400	GENERAL MOTORS CO.(b)	246,196	338,118
7,500	GENTEX CORP.	106,860	191,925
3,450	GENUINE PARTS CO.	102,424	279,070
1,900	GOODYEAR TIRE & RUBBER (THE) CO.(b)	26,258	42,655
25,800	GROUPON, INC.(b)	198,276	289,218
84,900	H&R BLOCK, INC.	1,193,597	2,263,434
500	HANESBRANDS, INC.	10,750	31,155
6,750	HARLEY-DAVIDSON, INC.	39,547	433,620
4,300	HARMAN INTERNATIONAL INDUSTRIES, INC.	74,798	284,789
400	HASBRO, INC.	10,206	18,856
29,825	HOME DEPOT (THE), INC.	19,452	2,262,226
2,200	INTERNATIONAL GAME TECHNOLOGY	31,196	41,646
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	268,008
2,100	JARDEN CORP.(b)	25,277	101,640
2,200	JC PENNEY CO., INC.(b)	28,336	19,404
51,313	JOHNSON CONTROLS, INC.	1,365,175	2,129,490
26,420	KOHL’S CORP.	953,396	1,367,235
6,190	L BRANDS, INC.	70,745	378,209
4,200	LAMAR ADVERTISING CO., CLASS A(b)	55,664	197,526
6,238	LAS VEGAS SANDS CORP.	189,837	414,328
3,000	LEAR CORP.	128,814	214,710
2,900	LENNAR CORP., CLASS A	38,266	102,660
5,832	LIBERTY GLOBAL PLC, SERIES A(b)(c)	100,651	462,769
771	LIBERTY GLOBAL PLC, SERIES C(b)(c)	15,060	58,157
88,880	LIBERTY INTERACTIVE CORP., CLASS A(b)	1,551,796	2,086,014

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
4,632	LIBERTY MEDIA CORP., CLASS A(b)	$22,015	681,599
790	LIBERTY VENTURES, SERIES A(b)	23,580	69,654
1,200	LKQ CORP.(b)	14,970	38,232
13,100	LOWE’S COS., INC.	335,332	623,691
5,000	MACY’S, INC.	81,374	216,350
66,130	MARKS & SPENCER GROUP PLC ADR(c)(d)	772,476	1,061,386
4,969	MARRIOTT INTERNATIONAL, INC., CLASS A	60,013	208,996
75,496	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	1,321,371	3,321,824
4,200	MATTEL, INC.	75,213	175,812
16,202	MCDONALD’S CORP.	370,997	1,558,795
6,600	MGM RESORTS INTERNATIONAL(b)	54,922	134,904
1,900	MICHAEL KORS HOLDINGS LTD.(b)(c)	112,956	141,588
600	MOHAWK INDUSTRIES, INC.(b)	26,796	78,150
1,400	MORNINGSTAR, INC.	57,577	110,964
600	MURPHY USA, INC.(b)	4,392	24,234
800	NETFLIX, INC.(b)	47,728	247,368
2,200	NEWELL RUBBERMAID, INC.	26,950	60,500
7,175	NEWS CORP., CLASS A(b)	36,051	115,230
12,500	NIKE, INC., CLASS B	309,382	908,000
4,300	NORDSTROM, INC.	45,233	241,660
100	NVR, INC.(b)	51,542	91,919
2,695	OMNICOM GROUP, INC.	78,532	170,971
2,300	O’REILLY AUTOMOTIVE, INC.(b)	69,868	293,457
1,500	PANERA BREAD CO., CLASS A(b)	69,668	237,795
500	PENN NATIONAL GAMING, INC.(b)	25,475	27,680
2,600	PETSMART, INC.	55,966	198,276
800	PRICELINE.COM, INC.(b)	194,799	808,760
14,100	PULTEGROUP, INC.	58,797	232,650
600	PVH CORP.	22,503	71,214
1,500	RALPH LAUREN CORP.	31,320	247,095
3,000	REGAL ENTERTAINMENT GROUP, CLASS A	28,342	56,940
4,600	ROSS STORES, INC.	36,395	334,880
52,368	ROYAL CARIBBEAN CRUISES LTD.	1,669,400	2,004,647
600	SCRIPPS NETWORKS INTERACTIVE, INC., CLASS A	21,337	46,866
71,600	SEARS HOLDINGS CORP.(b)	3,277,715	4,270,224
10,400	SERVICE CORP. INTERNATIONAL	74,152	193,648
1,700	SIGNET JEWELERS LTD.(c)	33,060	121,805
19,500	SIRIUS XM RADIO, INC.	52,065	75,465
3,900	STAPLES, INC.	51,251	57,135
14,250	STARBUCKS CORP.	182,046	1,096,822
1,110	STARWOOD HOTELS & RESORTS
	WORLDWIDE, INC.	37,885	73,760
5,032	STARZ, CLASS A(b)	3,469	141,550
12,200	TARGET CORP.	353,659	780,556
1,000	TEMPUR SEALY INTERNATIONAL, INC.(b)	31,500	43,960
2,100	TESLA MOTORS, INC.(b)	147,498	406,182
6,200	THOMSON REUTERS CORP.	178,087	217,062
1,900	THOR INDUSTRIES, INC.	22,316	110,276
4,200	TIFFANY & CO.	122,192	321,804
5,979	TIME WARNER CABLE, INC.	194,384	667,256
21,033	TIME WARNER, INC.	476,695	1,384,182
10,094	TJX COS., INC.	86,033	569,201
400	TRACTOR SUPPLY CO.	20,180	26,868
2,210	TRIPADVISOR, INC.(b)	42,908	167,606
900	TRW AUTOMOTIVE HOLDINGS CORP.(b)	21,698	64,179
22,500	TWENTY-FIRST CENTURY FOX, INC.	178,821	753,750
500	UNDER ARMOUR, INC., CLASS A(b)	23,330	39,725
2,127	URBAN OUTFITTERS, INC.(b)	37,857	78,210
31,600	VERA BRADLEY, INC.(b)	692,501	649,696
1,700	VF CORP.	87,065	338,385
35,057	VIACOM, INC., CLASS B	1,478,010	2,930,064
800	VISTEON CORP.(b)	33,968	60,512
29,560	WALT DISNEY (THE) CO.	578,637	1,906,324
2,100	WHIRLPOOL CORP.	89,510	307,524
5,475	WYNDHAM WORLDWIDE CORP.	24,501	333,811
1,600	WYNN RESORTS LTD.	30,206	252,816
9,016	YUM! BRANDS, INC.	78,831	643,652
		28,491,063	63,528,781	13.13%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples:
30,100	ALTRIA GROUP, INC.	$137,687	1,033,935
50,811	ARCHER-DANIELS-MIDLAND CO.	1,395,120	1,871,877
4,300	BEAM, INC.	115,443	277,995
2,916	BROWN-FORMAN CORP., CLASS B	57,343	198,667
20,525	BUNGE LTD.	1,298,930	1,558,053
4,000	CHURCH & DWIGHT CO., INC.	100,310	240,200
3,000	CLOROX (THE) CO.	154,515	245,160
64,481	COCA-COLA (THE) CO.	991,395	2,442,540
16,980	COLGATE-PALMOLIVE CO.	539,355	1,006,914
2,900	CONAGRA FOODS, INC.	61,478	87,986
4,600	CONSTELLATION BRANDS, INC., CLASS A(b)	63,227	264,040
7,800	COSTCO WHOLESALE CORP.	237,671	897,936
470	CRIMSON WINE GROUP LTD.(b)	2,670	4,488
11,925	CVS CAREMARK CORP.	379,664	676,744
750	DEAN FOODS CO.(b)	12,421	14,475
16,185	DIAGEO PLC ADR(c)(d)	1,214,077	2,056,790
6,000	DR PEPPER SNAPPLE GROUP, INC.	125,060	268,920
397	ENERGIZER HOLDINGS, INC.	20,533	36,187
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	261,007
2,700	FLOWERS FOODS, INC.	25,434	57,888
33,900	FRESH DEL MONTE PRODUCE, INC.	938,177	1,006,152
12,400	GENERAL MILLS, INC.	277,056	594,208
5,800	GREEN MOUNTAIN COFFEE ROASTERS, INC.(b)	122,296	436,914
3,800	HERBALIFE LTD.(c)	52,204	265,126
2,342	HERSHEY (THE) CO.	112,137	216,635
800	HILLSHIRE BRANDS CO.	23,592	24,592
2,400	HORMEL FOODS CORP.	43,206	101,088
1,700	INGREDION, INC.	48,104	112,489
1,600	JM SMUCKER (THE) CO.	64,617	168,064
2,300	KELLOGG CO.	130,539	135,079
1,550	KIMBERLY-CLARK CORP.	72,786	146,041
7,279	KRAFT FOODS GROUP, INC.	89,966	381,711
13,400	KROGER (THE) CO.	228,089	540,556
5,322	LORILLARD, INC.	80,950	238,319
800	MCCORMICK & CO., INC. (NON VOTING)	24,815	51,760
2,200	MEAD JOHNSON NUTRITION CO.	103,422	163,372
1,300	MOLSON COORS BREWING CO., CLASS B	37,840	65,169
26,338	MONDELEZ INTERNATIONAL, INC., CLASS A	285,157	827,540
900	MONSTER BEVERAGE CORP.(b)	15,478	47,025
700	NU SKIN ENTERPRISES, INC., CLASS A	27,650	67,018
27,391	PEPSICO, INC.	1,025,750	2,177,584
30,132	PHILIP MORRIS INTERNATIONAL, INC.	261,758	2,609,130
200	POST HOLDINGS, INC.(b)	4,616	8,074
47,360	PROCTER & GAMBLE (THE) CO.	823,796	3,579,942
4,200	REYNOLDS AMERICAN, INC.	79,844	204,876
1,600	SAFEWAY, INC.	28,960	51,184
8,000	SYSCO CORP.	124,114	254,640
6,010	TYSON FOODS, INC., CLASS A	53,610	169,963
48,000	UNILEVER N.V. (REGISTERED)(c)	1,454,959	1,810,560
20,150	WALGREEN CO.	231,445	1,084,070
21,023	WAL-MART STORES, INC.	843,164	1,554,861
8,800	WHOLE FOODS MARKET, INC.	116,393	514,800
		14,829,766	33,110,344	6.84%
Energy:
9,446	ANADARKO PETROLEUM CORP.	319,802	878,384
2,000	APACHE CORP.	160,522	170,280
600	ATWOOD OCEANICS, INC.(b)	18,078	33,024
4,700	BAKER HUGHES, INC.	200,906	230,770
62,000	BP PLC ADR(c)(d)	2,753,380	2,605,860
3,400	CABOT OIL & GAS CORP.	76,023	126,888
4,800	CAMERON INTERNATIONAL CORP.(b)	124,988	280,176
146,100	CHESAPEAKE ENERGY CORP.	2,686,183	3,781,068
33,595	CHEVRON CORP.	1,471,891	4,081,792
400	CIMAREX ENERGY CO.	24,076	38,560
7,200	COBALT INTERNATIONAL ENERGY, INC.(b)	63,000	178,992
1,700	CONCHO RESOURCES, INC.(b)	49,632	184,977
25,444	CONOCOPHILLIPS	460,670	1,768,612

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
4,531	CONSOL ENERGY, INC.	$118,221	152,468
1,000	CONTINENTAL RESOURCES, INC.(b)	20,765	107,260
37,455	COSAN LTD., CLASS A(c)	519,427	575,683
9,300	DENBURY RESOURCES, INC.(b)	88,950	171,213
31,983	DEVON ENERGY CORP.	2,005,341	1,847,338
3,000	DRESSER-RAND GROUP, INC.(b)	98,595	187,200
21,488	ENSCO PLC, CLASS A(c)	1,051,151	1,154,980
4,800	EOG RESOURCES, INC.	62,765	812,544
4,000	EQT CORP.	132,900	354,880
15,800	EXCO RESOURCES, INC.	113,456	106,492
76,251	EXXON MOBIL CORP.	2,977,614	6,560,636
3,900	FMC TECHNOLOGIES, INC.(b)	97,950	216,138
14,958	HALLIBURTON CO.	295,103	720,228
3,100	HELMERICH & PAYNE, INC.	39,003	213,745
21,895	HESS CORP.	1,167,307	1,693,359
4,000	HOLLYFRONTIER CORP.	52,098	168,440
7,412	KINDER MORGAN, INC.	67,014	263,645
6,400	KOSMOS ENERGY LTD.(b)(c)	61,257	65,792
27,618	MARATHON OIL CORP.	634,631	963,316
3,200	MARATHON PETROLEUM CORP.	171,678	205,824
164,500	MCDERMOTT INTERNATIONAL, INC.(b)	1,874,600	1,222,235
2,400	MURPHY OIL CORP.	27,663	144,768
4,700	NABORS INDUSTRIES LTD.(c)	70,547	75,482
8,722	NATIONAL OILWELL VARCO, INC.	214,854	681,276
1,200	NEWFIELD EXPLORATION CO.(b)	27,012	32,844
8,400	NOBLE ENERGY, INC.	158,332	562,884
31,840	OCCIDENTAL PETROLEUM CORP.	1,379,131	2,978,314
2,500	OCEANEERING INTERNATIONAL, INC.	66,222	203,100
400	OIL STATES INTERNATIONAL, INC.(b)	30,712	41,384
2,500	PATTERSON-UTI ENERGY, INC.	46,600	53,450
1,600	PEABODY ENERGY CORP.	30,292	27,600
503,000	PENGROWTH ENERGY CORP.(c)	2,317,791	2,977,760
13,372	PHILLIPS 66	156,993	773,169
3,200	PIONEER NATURAL RESOURCES CO.	48,507	604,160
1,200	RANGE RESOURCES CORP.	39,654	91,068
700	ROWAN COS. PLC, CLASS A(b)	23,660	25,704
36,800	SANDRIDGE ENERGY, INC.(b)	192,048	215,648
24,100	SCHLUMBERGER LTD.	848,876	2,129,476
99,100	SCORPIO TANKERS, INC.(c)	990,135	967,216
1,200	SEADRILL LTD.(c)	52,740	54,096
1,100	SM ENERGY CO.	57,442	84,909
7,200	SOUTHWESTERN ENERGY CO.(b)	107,060	261,936
10,954	SPECTRA ENERGY CORP.	155,906	374,956
1,200	TESORO CORP.	24,660	52,776
31,051	TIDEWATER, INC.	1,523,099	1,841,014
12,110	VALERO ENERGY CORP.	119,502	413,556
2,600	WHITING PETROLEUM CORP.(b)	73,760	155,610
7,200	WILLIAMS (THE) COS., INC.	152,628	261,792
2,400	WPX ENERGY, INC.(b)	34,284	46,224
		29,029,087	48,254,971	9.97%
Financials:
5,300	ACE LTD.(c)	280,788	495,868
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,654	200,904
9,850	AFLAC, INC.	262,100	610,602
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	111,348	134,085
4,346	ALLEGHANY CORP.(b)	1,209,887	1,780,339
2,700	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G. (c)	86,630	268,353
8,300	ALLSTATE (THE) CORP.	197,623	419,565
2,400	AMERICAN CAPITAL AGENCY CORP.	55,488	54,168
18,333	AMERICAN EXPRESS CO.	546,904	1,384,508
1,800	AMERICAN FINANCIAL GROUP, INC.	29,745	97,308
103,700	AMERICAN INTERNATIONAL GROUP, INC.	3,004,118	5,042,931
22,580	AMERICAN INTERNATIONAL GROUP, INC.
	- (FRACTIONAL SHARES)(e)	-	-
3,450	AMERICAN TOWER CORP.	159,151	255,748
5,191	AMERIPRISE FINANCIAL, INC.	160,907	472,796
4,748	AON PLC(c)	110,582	353,441

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	$39,421	101,366
4,800	ARCH CAPITAL GROUP LTD.(b)(c)	101,982	259,824
1,600	ARTHUR J GALLAGHER & CO.	34,040	69,840
2,500	ASSURANT, INC.	60,538	135,250
2,000	ASSURED GUARANTY LTD.(c)	24,580	37,500
734	AVALONBAY COMMUNITIES, INC.	31,138	93,284
900	AXIS CAPITAL HOLDINGS LTD.(c)	23,391	38,979
432,000	BANK OF AMERICA CORP.	4,490,969	5,961,600
59,089	BANK OF NEW YORK MELLON (THE) CORP.	1,343,652	1,783,897
43,078	BB&T CORP.	1,067,364	1,453,882
28,400	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,332,965	3,223,684
2,500	BIOMED REALTY TRUST, INC.	44,091	46,475
1,600	BLACKROCK, INC.	300,619	432,992
88,206	BOSTON PRIVATE FINANCIAL HOLDINGS, INC.	912,391	979,087
3,388	BOSTON PROPERTIES, INC.	171,468	362,177
2,800	BRANDYWINE REALTY TRUST	31,505	36,904
1,600	BRE PROPERTIES, INC.	50,589	81,216
900	CAMDEN PROPERTY TRUST	24,065	55,296
59,800	CAMPUS CREST COMMUNITIES, INC.	631,564	645,840
28,684	CAPITAL ONE FINANCIAL CORP.	1,187,425	1,971,738
16,000	CAPITALSOURCE, INC.	78,410	190,080
5,300	CBL & ASSOCIATES PROPERTIES, INC.	96,937	101,230
2,500	CBRE GROUP, INC., CLASS A(b)	50,579	57,825
21,400	CHARLES SCHWAB (THE) CORP.	186,608	452,396
36,400	CHIMERA INVESTMENT CORP.	94,032	110,656
2,700	CHUBB (THE) CORP.	86,607	241,002
2,800	CIT GROUP, INC.(b)	100,145	136,556
44,781	CITIGROUP, INC.	1,565,391	2,172,326
2,000	CITY NATIONAL CORP.	75,538	133,320
3,065	CME GROUP, INC.	124,760	226,442
1,100	CNA FINANCIAL CORP.	25,102	41,998
800	COMERICA, INC.	25,288	31,448
700	COMMERCE BANCSHARES, INC.	25,578	30,667
4,800	CORPORATE OFFICE PROPERTIES TRUST	105,758	110,880
3,045	CORRECTIONS CORP. OF AMERICA	66,333	105,205
2,216	CULLEN/FROST BANKERS, INC.	122,545	156,339
8,500	DDR CORP.	116,006	133,535
12,300	DIGITAL REALTY TRUST, INC.	681,813	653,130
16,287	DISCOVER FINANCIAL SERVICES	233,079	823,145
5,200	DOUGLAS EMMETT, INC.	60,531	122,044
6,000	E*TRADE FINANCIAL CORP.(b)	48,576	99,000
1,100	EAST WEST BANCORP, INC.	25,190	35,145
32,013	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	1,253,598	1,719,738
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,851	27,336
8,216	EQUITY RESIDENTIAL	331,618	440,131
200	ESSEX PROPERTY TRUST, INC.	29,629	29,540
900	FEDERAL REALTY INVESTMENT TRUST	48,326	91,305
1,600	FIDELITY NATIONAL FINANCIAL, INC., CLASS A	24,512	42,560
25,300	FIFTH THIRD BANCORP	220,963	456,412
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	82,240
30,500	FIRST HORIZON NATIONAL CORP.	193,065	335,195
28,087	FIRST INTERSTATE BANCSYSTEM, INC.	405,231	678,301
15,200	FIRST NIAGARA FINANCIAL GROUP, INC.	120,688	157,624
10,077	FRANKLIN RESOURCES, INC.	189,834	509,392
5,300	GENERAL GROWTH PROPERTIES, INC.	99,602	102,237
10,800	GENWORTH FINANCIAL, INC., CLASS A(b)	57,035	138,132
108,000	GETTY REALTY CORP.	1,758,372	2,098,440
8,700	GOLDMAN SACHS GROUP (THE), INC.	742,546	1,376,427
3,500	GREENHILL & CO., INC.	106,120	174,580
3,700	HARTFORD FINANCIAL SERVICES GROUP, INC.	62,228	115,144
1,000	HCC INSURANCE HOLDINGS, INC.	24,155	43,820
7,600	HCP, INC.	125,764	311,220
4,300	HEALTH CARE REIT, INC.	228,096	268,234
8,500	HEALTHCARE TRUST OF AMERICA, INC., CLASS A	98,374	89,420
2,900	HOSPITALITY PROPERTIES TRUST	49,740	82,070
16,122	HOST HOTELS & RESORTS, INC.	138,445	284,876
678	HOWARD HUGHES (THE) CORP.(b)	20,502	76,187
10,500	HUDSON CITY BANCORP, INC.	65,625	95,025

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
35,000	HUNTINGTON BANCSHARES, INC.	$169,770	289,100
2,400	ING US, INC.	64,032	70,104
700	INTERCONTINENTALEXCHANGE, INC.(b)	88,988	126,994
11,400	INVESCO LTD.	176,068	363,660
33,700	JANUS CAPITAL GROUP, INC.	222,792	286,787
700	JONES LANG LASALLE, INC.	39,950	61,110
61,646	JPMORGAN CHASE & CO.	1,598,842	3,186,482
11,700	KEYCORP	80,298	133,380
8,201	KIMCO REALTY CORP.	99,768	165,496
3,752	LEGG MASON, INC.	52,584	125,467
4,700	LEUCADIA NATIONAL CORP.	95,768	128,028
1,100	LIBERTY PROPERTY TRUST	23,737	39,160
1,100	LINCOLN NATIONAL CORP.	22,715	46,189
6,000	LOEWS CORP.	131,444	280,440
2,000	M&T BANK CORP.	145,114	223,840
5,123	MACERICH (THE) CO.	121,389	289,142
200	MARKEL CORP.(b)	67,789	103,554
5,478	MARSH & MCLENNAN COS., INC.	153,199	238,567
3,100	MBIA, INC.(b)	25,265	31,713
3,600	MCGRAW HILL FINANCIAL, INC.	84,305	236,124
1,300	MERCURY GENERAL CORP.	38,018	62,803
12,400	METLIFE, INC.	380,550	582,180
2,200	MOODY’S CORP.	77,502	154,726
21,600	MORGAN STANLEY	332,129	582,120
3,900	MSCI, INC.(b)	124,722	157,014
1,800	NASDAQ OMX GROUP (THE), INC.	45,036	57,762
27,865	NATIONSTAR MORTGAGE HOLDINGS, INC.(b)	387,868	1,566,849
199,375	NEW RESIDENTIAL INVESTMENT CORP.	1,155,570	1,319,862
7,649	NEW YORK COMMUNITY BANCORP, INC.	86,776	115,576
266,320	NEWCASTLE INVESTMENT CORP.	1,329,098	1,496,719
2,502	NORTHERN TRUST CORP.	120,110	136,084
4,100	NYSE EURONEXT	127,119	172,118
247,100	OLD REPUBLIC INTERNATIONAL CORP.	2,450,161	3,805,340
2,200	PARTNERRE LTD.(c)	119,028	201,388
5,200	PEOPLE’S UNITED FINANCIAL, INC.	68,068	74,776
56,770	PHH CORP.(b)	1,265,412	1,347,720
4,385	PLUM CREEK TIMBER CO., INC.	105,969	205,350
24,372	PNC FINANCIAL SERVICES GROUP (THE), INC.	1,234,884	1,765,751
1,600	POPULAR, INC.(b)(c)	33,280	41,968
17,900	PRINCIPAL FINANCIAL GROUP, INC.	617,723	766,478
6,048	PROGRESSIVE (THE) CORP.	80,691	164,687
10,169	PROLOGIS, INC.	257,893	382,558
2,200	PROTECTIVE LIFE CORP.	24,849	93,610
8,500	PRUDENTIAL FINANCIAL, INC.	257,378	662,830
2,561	PUBLIC STORAGE	280,283	411,169
6,972	RAYONIER, INC.	104,763	387,992
2,700	REALTY INCOME CORP.	61,620	107,325
3,900	REGENCY CENTERS CORP.	90,168	188,565
15,799	REGIONS FINANCIAL CORP.	86,453	146,299
2,900	RENAISSANCERE HOLDINGS LTD.(c)	136,230	262,537
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	87,271	134,750
7,500	SEI INVESTMENTS CO.	108,537	231,825
3,900	SENIOR HOUSING PROPERTIES TRUST	81,258	91,026
400	SIGNATURE BANK(b)	29,712	36,608
132,000	SILVER BAY REALTY TRUST CORP.	2,415,937	2,067,120
3,595	SIMON PROPERTY GROUP, INC.	157,583	532,887
1,900	SL GREEN REALTY CORP.	58,204	168,796
12,600	SLM CORP.	134,787	313,740
4,400	ST JOE (THE) CO.(b)	69,320	86,328
6,000	STATE STREET CORP.	262,103	394,500
6,634	SUNTRUST BANKS, INC.	92,816	215,074
79,260	SYMETRA FINANCIAL CORP.	929,924	1,412,413
25,600	SYNOVUS FINANCIAL CORP.	48,228	84,480
6,349	T ROWE PRICE GROUP, INC.	125,884	456,684
2,100	TAUBMAN CENTERS, INC.	59,530	141,351
12,000	TCF FINANCIAL CORP.	111,496	171,360
2,600	TFS FINANCIAL CORP.(b)	25,038	31,122
3,600	TORCHMARK CORP.	95,048	260,460

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
10,688	TRAVELERS (THE) COS., INC.	$378,568	906,022
4,100	UDR, INC.	65,319	97,170
1,600	UNUM GROUP	33,328	48,704
18,585	US BANCORP	348,560	679,839
1,100	VALIDUS HOLDINGS LTD.(c)	23,556	40,678
3,200	VALLEY NATIONAL BANCORP	29,792	31,840
3,800	VENTAS, INC.	201,381	233,700
1,200	VORNADO REALTY TRUST	73,912	100,872
2,900	WADDELL & REED FINANCIAL, INC., CLASS A	75,336	149,292
38,030	WASHINGTON FEDERAL, INC.	637,055	786,460
2,100	WEINGARTEN REALTY INVESTORS	30,002	61,593
86,145	WELLS FARGO & CO.	1,255,316	3,559,511
2,400	WEYERHAEUSER CO.	72,360	68,712
262	WHITE MOUNTAINS INSURANCE GROUP LTD.	136,992	148,717
33,426	WILLIS GROUP HOLDINGS PLC(c)	1,196,342	1,448,349
1,106	WR BERKLEY CORP.	29,276	47,403
4,900	XL GROUP PLC(c)	95,648	151,018
3,000	ZIONS BANCORPORATION	56,955	82,260
		54,241,472	84,649,559	17.49%
Health Care:
13,035	ABBOTT LABORATORIES	216,782	432,632
23,735	ABBVIE, INC.	606,253	1,061,667
3,175	ACTAVIS, INC.(b)	79,361	457,200
4,503	AETNA, INC.	34,521	288,282
5,600	AGILENT TECHNOLOGIES, INC.	221,244	287,000
4,200	ALERE, INC.(b)	77,812	128,394
3,000	ALEXION PHARMACEUTICALS, INC.(b)	58,088	348,480
5,507	ALLERGAN, INC.	201,259	498,108
7,200	AMERISOURCEBERGEN CORP.	115,968	439,920
16,000	AMGEN, INC.	64,848	1,791,040
4,900	BAXTER INTERNATIONAL, INC.	263,092	321,881
17,970	BAYER A.G. ADR(c)(d)	1,257,826	2,119,382
2,500	BECTON DICKINSON AND CO.	143,665	250,050
5,750	BIOGEN IDEC, INC.(b)	72,723	1,384,370
900	BIOMARIN PHARMACEUTICAL, INC.(b)	45,432	64,998
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	385,072
27,500	BRISTOL-MYERS SQUIBB CO.	730,394	1,272,700
24,235	CARDINAL HEALTH, INC.	1,030,867	1,263,855
78,000	CAREFUSION CORP.(b)	1,937,401	2,878,200
1,100	CATAMARAN CORP.(b)	32,791	50,545
7,036	CELGENE CORP.(b)	198,565	1,083,051
3,600	CERNER CORP.(b)	40,604	189,180
5,700	CIGNA CORP.	89,680	438,102
3,400	COMMUNITY HEALTH SYSTEMS, INC.	58,650	141,100
4,100	COVIDIEN PLC(c)	186,882	249,854
1,200	CR BARD, INC.	72,420	138,240
2,850	DAVITA HEALTHCARE PARTNERS, INC.(b)	21,812	162,165
3,700	DENTSPLY INTERNATIONAL, INC.	102,582	160,617
3,800	EDWARDS LIFESCIENCES CORP.(b)	118,152	264,594
10,800	ELI LILLY & CO.	390,428	543,564
4,200	ENDO HEALTH SOLUTIONS, INC.(b)	110,376	190,848
16,502	EXPRESS SCRIPTS HOLDING CO.(b)	241,921	1,019,494
4,300	FOREST LABORATORIES, INC.(b)	149,131	183,997
28,520	GILEAD SCIENCES, INC.(b)	231,726	1,792,197
6,900	HEALTH MANAGEMENT ASSOCIATES, INC., CLASS A(b)	44,746	88,320
1,300	HEALTH NET, INC.(b)	31,603	41,210
61,855	HEALTHSOUTH CORP.	1,111,341	2,132,760
1,900	HENRY SCHEIN, INC.(b)	86,166	197,030
85,193	HOLOGIC, INC.(b)	1,517,449	1,759,235
49,162	HOSPIRA, INC.(b)	1,646,633	1,928,134
15,301	HUMANA, INC.	863,291	1,428,042
1,400	IDEXX LABORATORIES, INC.(b)	60,410	139,510
2,300	ILLUMINA, INC.(b)	98,233	185,909
72,508	JOHNSON & JOHNSON	3,481,183	6,285,718
800	LABORATORY CORP. OF AMERICA HOLDINGS(b)	18,788	79,312
1,873	LIFE TECHNOLOGIES CORP.(b)	59,724	140,157
5,700	MCKESSON CORP.	202,596	731,310

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
16,900	MEDTRONIC, INC.	$617,995	899,925
49,878	MERCK & CO., INC.	1,199,047	2,374,692
1,321	METTLER-TOLEDO INTERNATIONAL, INC.(b)	91,350	317,159
4,600	MYLAN, INC.(b)	85,192	175,582
21,945	NOVARTIS A.G. ADR(c)(d)	1,287,171	1,683,401
600	ONYX PHARMACEUTICALS, INC.(b)	48,279	74,802
1,600	PATTERSON COS., INC.	29,864	64,320
3,400	PERKINELMER, INC.	53,706	128,350
2,900	PERRIGO CO.	109,545	357,802
153,888	PFIZER, INC.	1,333,340	4,418,124
200	PHARMACYCLICS, INC.(b)	22,290	27,684
3,900	QIAGEN N.V.(b)(c)	70,824	83,460
24,289	QUEST DIAGNOSTICS, INC.	1,302,409	1,500,817
1,200	REGENERON PHARMACEUTICALS, INC.(b)	187,859	375,444
4,000	RESMED, INC.	81,990	211,280
600	SALIX PHARMACEUTICALS LTD.(b)	24,294	40,128
900	SIRONA DENTAL SYSTEMS, INC.(b)	38,745	60,237
4,539	ST JUDE MEDICAL, INC.	114,088	243,472
4,700	STRYKER CORP.	18,139	317,673
22,645	TELEFLEX, INC.	1,222,836	1,863,231
33,200	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(c)(d)	1,277,147	1,254,296
6,700	THERMO FISHER SCIENTIFIC, INC.	138,728	617,405
400	UNITED THERAPEUTICS CORP.(b)	21,372	31,540
17,202	UNITEDHEALTH GROUP, INC.	273,316	1,231,835
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	152,680
29,760	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	878,700	3,104,861
4,700	VARIAN MEDICAL SYSTEMS, INC.(b)	173,242	351,231
3,000	VERTEX PHARMACEUTICALS, INC.(b)	74,805	227,460
2,600	WATERS CORP.(b)	60,997	276,146
9,249	WELLPOINT, INC.	325,438	773,309
3,374	ZIMMER HOLDINGS, INC.	140,047	277,140
		29,949,156	60,932,912	12.59%
Industrials:
10,287	3M CO.	693,042	1,228,371
948	ACCO BRANDS CORP.(b)	3,315	6,295
5,250	ADT (THE) CORP.	122,787	213,465
12,912	AGCO CORP.	485,833	780,143
75,330	AIR LEASE CORP.	1,868,329	2,083,628
5,175	AMETEK, INC.	73,220	238,154
1,700	B/E AEROSPACE, INC.(b)	47,626	125,494
29,760	BOEING (THE) CO.	1,404,260	3,496,800
2,200	CARLISLE COS., INC.	45,116	154,638
11,004	CATERPILLAR, INC.	295,368	917,403
2,500	CHICAGO BRIDGE & IRON CO. N.V.(c)	50,995	169,425
2,027	CON-WAY, INC.	44,529	87,343
800	COPA HOLDINGS S.A., CLASS A(c)	32,618	110,936
3,948	CRANE CO.	66,572	243,473
27,900	CSX CORP.	97,923	718,146
3,700	CUMMINS, INC.	50,756	491,619
11,163	DANAHER CORP.	255,642	773,819
7,300	DEERE & CO.	199,160	594,147
10,100	DELTA AIR LINES, INC.	100,965	238,259
1,460	DONALDSON CO., INC.	38,557	55,670
2,125	DOVER CORP.	73,614	190,889
20,206	DUN & BRADSTREET (THE) CORP.	1,513,051	2,098,393
8,384	EATON CORP. PLC(c)	157,701	577,155
15,500	EMERSON ELECTRIC CO.	422,332	1,002,850
195,600	EXELIS, INC.	2,224,286	3,072,876
900	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	26,150	39,654
1,400	FASTENAL CO.	25,021	70,350
6,653	FEDEX CORP.	130,734	759,174
300	FLOWSERVE CORP.	14,470	18,717
1,950	FLUOR CORP.	26,013	138,372
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	179,009
1,400	GATX CORP.	24,276	66,528
2,500	GENERAL CABLE CORP.	60,825	79,375
3,900	GENERAL DYNAMICS CORP.	260,595	341,328
311,600	GENERAL ELECTRIC CO.	4,860,340	7,444,124

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
1,600	HARSCO CORP.	$28,236	39,840
6,600	HERTZ GLOBAL HOLDINGS, INC.(b)	37,676	146,256
10,988	HONEYWELL INTERNATIONAL, INC.	392,766	912,444
1,200	HUBBELL, INC., CLASS B	43,310	125,688
610	HUNTINGTON INGALLS INDUSTRIES, INC.	14,978	41,114
2,500	IDEX CORP.	58,238	163,125
700	IHS, INC., CLASS A(b)	30,838	79,926
5,624	ILLINOIS TOOL WORKS, INC.	205,252	428,942
4,600	INGERSOLL-RAND PLC(c)	200,097	298,724
1,524	IRON MOUNTAIN, INC.	35,583	41,178
28,800	ITT CORP.	517,715	1,035,360
1,468	JACOBS ENGINEERING GROUP, INC.(b)	29,713	85,408
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	153,153
200,500	JETBLUE AIRWAYS CORP.(b)	1,259,545	1,335,330
1,138	JOY GLOBAL, INC.	49,509	58,084
2,900	KANSAS CITY SOUTHERN	46,328	317,144
55,706	KBR, INC.	1,722,157	1,818,244
400	KIRBY CORP.(b)	24,760	34,620
38,135	KNIGHT TRANSPORTATION, INC.	616,014	629,990
1,100	L-3 COMMUNICATIONS HOLDINGS, INC.	49,763	103,950
1,200	LANDSTAR SYSTEM, INC.	38,351	67,176
900	LENNOX INTERNATIONAL, INC.	26,811	67,734
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	93,268
3,900	LOCKHEED MARTIN CORP.	194,786	497,445
4,800	MANITOWOC (THE) CO., INC.	47,568	93,984
2,475	MANPOWERGROUP, INC.	81,958	180,032
13,200	MASCO CORP.	97,548	280,896
2,200	NAVISTAR INTERNATIONAL CORP.(b)	47,586	80,256
2,000	NIELSEN HOLDINGS N.V.	61,200	72,900
700	NORDSON CORP.	29,470	51,541
4,760	NORFOLK SOUTHERN CORP.	99,373	368,186
3,660	NORTHROP GRUMMAN CORP.	139,877	348,652
6,300	OSHKOSH CORP.(b)	109,053	308,574
1,100	OWENS CORNING(b)	22,578	41,778
8,389	PACCAR, INC.	91,278	466,932
2,200	PALL CORP.	55,214	169,488
2,850	PARKER HANNIFIN CORP.	123,853	309,852
2,519	PENTAIR LTD. (REGISTERED)(c)	73,408	163,584
2,000	PRECISION CASTPARTS CORP.	118,921	454,480
4,100	QUANTA SERVICES, INC.(b)	52,132	112,791
5,700	RAYTHEON CO.	160,192	439,299
3,100	REPUBLIC SERVICES, INC.	92,639	103,416
5,250	ROCKWELL AUTOMATION, INC.	73,987	561,435
5,214	ROCKWELL COLLINS, INC.	154,727	353,822
300	ROPER INDUSTRIES, INC.	19,526	39,861
2,800	RR DONNELLEY & SONS CO.	25,228	44,240
21,031	RYDER SYSTEM, INC.	799,624	1,255,551
700	SNAP-ON, INC.	17,991	69,650
2,700	SOLARCITY CORP.(b)	98,496	93,420
123,120	SOUTHWEST AIRLINES CO.	1,040,413	1,792,627
42,475	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	930,365	1,029,594
300	SPX CORP.	11,766	25,392
2,557	STANLEY BLACK & DECKER, INC.	72,047	231,587
2,000	STERICYCLE, INC.(b)	95,284	230,800
1,700	TEREX CORP.(b)	31,637	57,120
1,100	TEXTRON, INC.	27,165	30,371
26,290	TITAN MACHINERY, INC.(b)	577,757	422,480
1,000	TOWERS WATSON & CO., CLASS A	56,220	106,960
9,040	TRIUMPH GROUP, INC.	637,803	634,789
10,500	TYCO INTERNATIONAL LTD.(c)	190,755	367,290
7,600	UNION PACIFIC CORP.	219,426	1,180,584
4,828	UNITED CONTINENTAL HOLDINGS, INC.(b)	104,937	148,268
10,640	UNITED PARCEL SERVICE, INC., CLASS B	635,863	972,177
17,355	UNITED STATIONERS, INC.	662,574	754,942
16,850	UNITED TECHNOLOGIES CORP.	637,288	1,816,767
22,292	UNIVERSAL FOREST PRODUCTS, INC.	780,517	938,493
23,963	URS CORP.	949,768	1,288,011
2,000	USG CORP.(b)	12,350	57,160

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
2,200	UTI WORLDWIDE, INC.	$25,509	33,242
500	VERISK ANALYTICS, INC., CLASS A(b)	25,120	32,480
1,966	WABCO HOLDINGS, INC.(b)	30,197	165,655
1,400	WABTEC CORP.	25,602	88,018
1,650	WASTE CONNECTIONS, INC.	29,914	74,926
8,650	WASTE MANAGEMENT, INC.	135,675	356,726
1,700	WW GRAINGER, INC.	74,317	444,907
1,600	XYLEM, INC.	30,618	44,688
		32,266,150	57,170,839	11.82%
Information Technology:
5,600	ACCENTURE PLC, CLASS A(c)	230,959	412,384
7,800	ACTIVISION BLIZZARD, INC.	34,584	130,026
7,524	ADOBE SYSTEMS, INC.(b)	128,931	390,797
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,920	170,610
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	338,352
5,000	ALTERA CORP.	94,155	185,800
8,600	ANALOG DEVICES, INC.	120,368	404,630
1,300	ANSYS, INC.(b)	34,888	112,476
7,800	AOL, INC.(b)	103,038	269,724
14,900	APPLE, INC.	439,771	7,103,575
12,100	APPLIED MATERIALS, INC.	130,014	212,234
700	ARROW ELECTRONICS, INC.(b)	18,814	33,971
139,250	ATMEL CORP.(b)	1,236,223	1,036,020
70,911	ATMI, INC.(b)	1,477,314	1,880,560
2,386	AUTODESK, INC.(b)	55,907	98,232
6,866	AUTOMATIC DATA PROCESSING, INC.	295,983	496,961
800	AVAGO TECHNOLOGIES LTD.(c)	26,256	34,496
2,300	AVX CORP.	24,817	30,199
9,791	BROADCOM CORP., CLASS A	155,428	254,664
2,180	BROADRIDGE FINANCIAL SOLUTIONS, INC.	33,318	69,215
4,200	CA, INC.	94,102	124,614
4,200	CADENCE DESIGN SYSTEMS, INC.(b)	24,003	56,700
154,153	CISCO SYSTEMS, INC.	1,099,826	3,610,263
4,234	CITRIX SYSTEMS, INC.(b)	47,866	298,963
6,300	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	95,624	517,356
1,500	COMPUTER SCIENCES CORP.	62,082	77,610
400	CONCUR TECHNOLOGIES, INC.(b)	27,272	44,200
6,700	CORELOGIC, INC.(b)	76,313	181,235
23,200	CORNING, INC.	181,284	338,488
2,700	CYPRESS SEMICONDUCTOR CORP.(b)	5,934	25,218
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	69,020
11,100	EBAY, INC.(b)	208,371	619,269
286,000	EBIX, INC.	3,185,369	2,842,840
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	94,032
8,900	ELECTRONIC ARTS, INC.(b)	125,795	227,395
34,310	EMC CORP.	233,560	876,964
900	EQUINIX, INC.(b)	69,754	165,285
1,300	F5 NETWORKS, INC.(b)	30,062	111,488
24,500	FABRINET(b)(c)	370,590	412,580
23,600	FACEBOOK, INC., CLASS A(b)	654,660	1,185,664
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	362,325
3,950	FISERV, INC.(b)	108,063	399,148
2,100	FLIR SYSTEMS, INC.	49,313	65,940
1,300	FORTINET, INC.(b)	24,791	26,338
3,100	FREESCALE SEMICONDUCTOR LTD.(b)	34,162	51,615
2,100	GENPACT LTD.(b)(c)	33,894	39,648
1,000	GLOBAL PAYMENTS, INC.	33,115	51,080
6,176	GOOGLE, INC., CLASS A(b)	2,573,961	5,409,620
2,800	HARRIS CORP.	37,337	166,040
31,300	HEWLETT-PACKARD CO.	555,703	656,674
1,000	IAC/INTERACTIVECORP	46,100	54,670
1,800	INFORMATICA CORP.(b)	54,045	70,146
5,200	INGRAM MICRO, INC., CLASS A(b)	68,614	119,860
149,046	INTEL CORP.	1,402,483	3,416,134
16,346	INTERNATIONAL BUSINESS MACHINES CORP.	1,296,016	3,026,952
5,000	INTUIT, INC.	103,285	331,550
1,900	ITRON, INC.(b)	65,968	81,377

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
900	JABIL CIRCUIT, INC.	$14,284	19,512
2,567	JUNIPER NETWORKS, INC.(b)	35,912	50,981
2,600	KLA-TENCOR CORP.	86,094	158,210
4,800	LAM RESEARCH CORP.(b)	123,706	245,712
63,875	LEIDOS HOLDINGS, INC.	2,080,299	2,907,590
3,700	LENDER PROCESSING SERVICES, INC.	55,722	123,099
2,000	LEXMARK INTERNATIONAL, INC., CLASS A	30,530	66,000
5,400	LINEAR TECHNOLOGY CORP.	119,475	214,164
2,400	LINKEDIN CORP., CLASS A(b)	371,612	590,544
23,700	LSI CORP.	99,658	185,334
14,800	MARVELL TECHNOLOGY GROUP LTD.(c)	94,528	170,200
1,700	MASTERCARD, INC., CLASS A	182,282	1,143,726
4,400	MAXIM INTEGRATED PRODUCTS, INC.	76,114	131,120
4,200	MICROCHIP TECHNOLOGY, INC.	58,068	169,218
15,300	MICRON TECHNOLOGY, INC.(b)	68,620	267,291
1,000	MICROS SYSTEMS, INC.(b)	26,215	49,940
130,150	MICROSOFT CORP.	702,435	4,335,296
85,363	MOTOROLA SOLUTIONS, INC.	3,912,609	5,068,855
5,700	NETAPP, INC.	144,148	242,934
4,800	NEUSTAR, INC., CLASS A(b)	79,848	237,504
4,800	NUANCE COMMUNICATIONS, INC.(b)	63,624	89,736
8,900	NVIDIA CORP.	60,716	138,484
120,042	ORACLE CORP.	1,695,520	3,981,793
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	128,296
3,666	PAYCHEX, INC.	10,316	148,986
22,200	QUALCOMM, INC.	562,630	1,495,392
4,200	RED HAT, INC.(b)	61,669	193,788
289,369	RF MICRO DEVICES, INC.(b)	1,522,067	1,632,041
7,600	SALESFORCE.COM, INC.(b)	86,710	394,516
5,300	SANDISK CORP.	51,148	315,403
36,500	SCIENCE APPLICATIONS INTERNATIONAL CORP.(b)	940,963	1,231,875
5,500	SEAGATE TECHNOLOGY PLC(c)	51,728	240,570
3,700	SERVICENOW, INC.(b)	139,416	192,215
500	SPLUNK, INC.(b)	25,870	30,020
15,519	SYMANTEC CORP.	88,098	384,095
800	SYNOPSYS, INC.(b)	13,284	30,160
25,210	TE CONNECTIVITY LTD.(c)	832,639	1,305,374
4,500	TERADATA CORP.(b)	73,317	249,480
4,400	TERADYNE, INC.(b)	40,150	72,688
17,400	TEXAS INSTRUMENTS, INC.	280,527	700,698
2,700	TOTAL SYSTEM SERVICES, INC.	60,453	79,434
5,000	TRIMBLE NAVIGATION LTD.(b)	38,162	148,550
900	VERISIGN, INC.(b)	40,779	45,801
7,900	VISA, INC., CLASS A	603,303	1,509,690
7,800	VISHAY INTERTECHNOLOGY, INC.(b)	48,931	100,542
557	VISHAY PRECISION GROUP, INC.(b)	5,692	8,104
1,500	VMWARE, INC., CLASS A(b)	47,284	121,350
5,900	WESTERN DIGITAL CORP.	91,433	374,060
10,100	WESTERN UNION (THE) CO.	131,323	188,466
3,000	WORKDAY, INC., CLASS A(b)	180,280	242,790
92,802	XEROX CORP.	630,591	954,932
6,750	XILINX, INC.	47,180	316,305
20,640	YAHOO!, INC.(b)	228,332	684,422
60,000	ZYNGA, INC., CLASS A(b)	160,272	220,800
		35,450,047	74,201,313	15.34%
Materials:
2,775	AIR PRODUCTS & CHEMICALS, INC.	126,374	295,732
400	AIRGAS, INC.	16,882	42,420
1,300	ALBEMARLE CORP.	29,152	81,822
1,600	ALLEGHENY TECHNOLOGIES, INC.	39,592	48,832
800	APTARGROUP, INC.	27,324	48,104
1,600	ASHLAND, INC.	47,358	147,968
124,036	AURICO GOLD, INC.(c)	793,411	473,241
700	AVERY DENNISON CORP.	25,347	30,464
2,564	BALL CORP.	10,015	115,073
3,000	BEMIS CO., INC.	66,889	117,030
600	CELANESE CORP., SERIES A	24,630	31,674

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
1,100	CF INDUSTRIES HOLDINGS, INC.	$97,135	231,913
9,000	CLIFFS NATURAL RESOURCES, INC.	171,988	184,500
500	COMPASS MINERALS INTERNATIONAL, INC.	27,452	38,135
42,780	CROWN HOLDINGS, INC.(b)	1,312,976	1,808,738
700	CYTEC INDUSTRIES, INC.	25,564	56,952
1,000	DOMTAR CORP.(c)	52,480	79,420
17,700	DOW CHEMICAL (THE) CO.	441,871	679,680
15,225	E.I. DU PONT DE NEMOURS & CO.	485,530	891,576
438	EAGLE MATERIALS, INC.	1,727	31,777
3,000	EASTMAN CHEMICAL CO.	58,012	233,700
3,991	ECOLAB, INC.	137,417	394,151
20,496	FREEPORT-MCMORAN COPPER & GOLD, INC.	517,188	678,008
900	GREIF, INC., CLASS A	27,104	44,127
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	303,111
9,431	INTERNATIONAL PAPER CO.	117,152	422,509
38,840	LSB INDUSTRIES, INC.(b)	1,280,753	1,302,305
3,700	LYONDELLBASELL INDUSTRIES N.V., CLASS A	108,733	270,951
700	MARTIN MARIETTA MATERIALS, INC.	27,965	68,719
2,875	MEADWESTVACO CORP.	27,016	110,342
23,800	MOLYCORP, INC.(b)	135,660	156,128
10,115	MONSANTO CO.	47,604	1,055,703
22,249	MOSAIC (THE) CO.	1,110,210	957,152
96,000	NEWMONT MINING CORP.	4,343,011	2,697,600
19,444	NUCOR CORP.	729,293	953,145
59,640	OWENS-ILLINOIS, INC.(b)	1,494,166	1,790,393
2,100	PACKAGING CORP. OF AMERICA	30,902	119,889
3,986	PPG INDUSTRIES, INC.	180,558	665,901
6,450	PRAXAIR, INC.	258,706	775,354
2,200	RELIANCE STEEL & ALUMINUM CO.	61,215	161,194
400	ROCK TENN CO., CLASS A	29,220	40,508
1,000	ROYAL GOLD, INC.	47,542	48,660
6,500	RPM INTERNATIONAL, INC.	72,503	235,300
40,034	RTI INTERNATIONAL METALS, INC.(b)	954,682	1,282,689
118,400	SEALED AIR CORP.	2,332,433	3,219,296
1,585	SHERWIN-WILLIAMS (THE) CO.	72,398	288,755
3,600	SONOCO PRODUCTS CO.	74,519	140,184
3,234	SOUTHERN COPPER CORP.	38,088	88,094
8,700	STEEL DYNAMICS, INC.	95,178	145,377
1,273	SUNCOKE ENERGY, INC.(b)	8,474	21,641
1,600	UNITED STATES STEEL CORP.	30,208	32,944
3,200	VALSPAR (THE) CORP.	68,240	202,976
2,100	VULCAN MATERIALS CO.	63,441	108,801
		18,482,519	24,450,658	5.05%
Telecommunication Services:
95,890	AT&T, INC.	2,361,683	3,243,000
4,600	CROWN CASTLE INTERNATIONAL CORP.(b)	194,396	335,938
5,100	LEVEL 3 COMMUNICATIONS, INC.(b)	115,002	136,119
5,400	NII HOLDINGS, INC.(b)	33,102	32,778
400	SBA COMMUNICATIONS CORP., CLASS A(b)	27,928	32,184
10,940	SPRINT CORP.(b)	26,340	67,937
5,435	TELEPHONE & DATA SYSTEMS, INC.	109,150	160,604
1,500	T-MOBILE US, INC.(b)	13,875	38,955
2,300	TW TELECOM, INC.(b)	58,604	68,690
44,783	VERIZON COMMUNICATIONS, INC.	1,552,951	2,089,575
18,218	WINDSTREAM HOLDINGS, INC.	151,039	145,744
		4,644,070	6,351,524	1.31%
Utilities:
9,100	AES CORP.	99,645	120,939
4,500	AGL RESOURCES, INC.	135,198	207,135
1,000	ALLIANT ENERGY CORP.	24,835	49,550
4,000	AMEREN CORP.	114,624	139,360
9,200	AMERICAN ELECTRIC POWER CO., INC.	289,948	398,820
45,310	AMERICAN WATER WORKS CO., INC.	1,186,470	1,870,397
1,735	AQUA AMERICA, INC.	22,973	42,906
8,500	CALPINE CORP.(b)	56,652	165,155
5,800	CENTERPOINT ENERGY, INC.	66,308	139,026

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
10,200	CMS ENERGY CORP.	$144,342	268,464
4,589	CONSOLIDATED EDISON, INC.	184,849	253,037
9,762	DOMINION RESOURCES, INC.	334,591	609,930
2,300	DTE ENERGY CO.	84,036	151,754
10,851	DUKE ENERGY CORP.	395,594	724,630
8,525	EDISON INTERNATIONAL	182,117	392,662
3,064	ENTERGY CORP.	60,101	193,614
8,124	EXELON CORP.	239,927	240,795
1,100	FIRSTENERGY CORP.	39,643	40,095
2,800	GREAT PLAINS ENERGY, INC.	43,498	62,160
3,500	ITC HOLDINGS CORP.	154,844	328,510
1,500	NATIONAL FUEL GAS CO.	38,322	103,140
5,100	NEXTERA ENERGY, INC.	234,504	408,816
6,900	NISOURCE, INC.	111,901	213,141
4,961	NORTHEAST UTILITIES	125,492	204,641
10,883	NRG ENERGY, INC.	189,415	297,432
6,200	NV ENERGY, INC.	76,954	146,382
4,800	OGE ENERGY CORP.	43,344	173,232
2,000	ONEOK, INC.	31,518	106,640
5,900	PG&E CORP.	79,340	241,428
2,400	PINNACLE WEST CAPITAL CORP.	71,637	131,376
9,000	PPL CORP.	245,589	273,420
7,800	PUBLIC SERVICE ENTERPRISE GROUP, INC.	236,574	256,854
73,285	QUESTAR CORP.	1,256,836	1,648,180
4,800	SCANA CORP.	166,536	220,992
3,300	SEMPRA ENERGY	170,450	282,480
11,600	SOUTHERN (THE) CO.	271,740	477,688
7,600	TECO ENERGY, INC.	90,842	125,704
3,100	UGI CORP.	51,202	121,303
1,400	WESTAR ENERGY, INC.	25,767	42,910
4,820	WISCONSIN ENERGY CORP.	46,470	194,632
4,825	XCEL ENERGY, INC.	43,342	133,218
		7,467,970	12,202,548	2.52%
	Sub-total Common Stocks:	254,851,300	464,853,449	96.06%
Master Limited Partnerships:
Energy:
42,345	ATLAS PIPELINE PARTNERS L.P.	1,461,527	1,642,986
27,570	ENTERPRISE PRODUCTS PARTNERS L.P.	1,184,195	1,682,873
45,215	MAGELLAN MIDSTREAM PARTNERS L.P.	1,276,518	2,551,482
		3,922,240	5,877,341	1.21%
	Sub-total Master Limited Partnerships:	3,922,240	5,877,341	1.21%
Rights:
Health Care:
700	SANOFI - CVR(b)(c)	-	1,414
	Sub-total Rights:	-	1,414	0.00%
Short-Term Investments:
8,851,883	NORTHERN INSTITUTIONAL FUNDS -
	U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(f)	8,851,883	8,851,883
	Sub-total Short-Term Investments:	8,851,883	8,851,883	1.83%
	Grand total(g)	$267,625,423	479,584,087	99.10%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of September 30, 2013, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 6.25% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.23% of net assets as of September 30, 2013.
(e)	Security has been deemed worthless and is a Level 3 investment.
(f)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2012, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $26,364,287 with net sales of approximately $17,512,404 during the nine months ended September 30, 2013.

(g)

At September 30, 2013, the cost for Federal income tax purposes was $267,852,195. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$216,251,504
Gross unrealized depreciation	(4,519,612)

Net unrealized appreciation	$211,731,892

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2013

Fair value is an estimate of the price the Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Core Equity Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Clearwater Management Company’s (the “Adviser’s”) own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities, master limited partnerships and rights are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Security transactions are accounted for as of trade date. Wherever possible, the Core Equity Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Core Equity Fund’s investments, which are carried at fair value as of September 30, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks	$464,853,449	$—	$—	$464,853,449
Master Limited Partnerships	5,877,341	—	—	5,877,341
Rights	1,414	—	—	1,414
Short-Term Investments	8,851,883	—	—	8,851,883
Total	$479,584,087	$—	$—	$479,584,087

For the Core Equity Fund, 100% of the investment value is comprised of equity securities, master limited partnerships, rights and short-term investments. See the Core Equity Fund’s Schedule of Investments for industry classification.

The Core Equity Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Core Equity Fund (unaudited)
September 30, 2013

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
5,193	AMERICA’S CAR-MART, INC.(b)	$232,046	234,256
46,335	ARCTIC CAT, INC.	1,893,991	2,643,412
11,361	BEBE STORES, INC.	63,608	69,188
113,202	BLACK DIAMOND, INC.(b)	924,549	1,376,536
18,402	BRAVO BRIO RESTAURANT GROUP, INC.(b)	296,883	277,870
31,707	BUILD-A-BEAR WORKSHOP, INC.(b)	224,091	221,315
26,192	CALLAWAY GOLF CO.	176,392	186,487
7,385	CATO (THE) CORP., CLASS A	194,249	206,632
69,496	COOPER TIRE & RUBBER CO.	1,291,493	2,140,477
5,355	CORE-MARK HOLDING CO., INC.	214,078	355,786
38,500	CST BRANDS, INC.	1,164,103	1,147,300
127,505	DANA HOLDING CORP.	2,606,243	2,912,214
162,000	DENNY’S CORP.(b)	628,669	991,440
6,679	DESTINATION MATERNITY CORP.	155,989	212,392
40,923	DGSE COS., INC.(b)	115,079	121,541
11,368	DIGITAL GENERATION, INC.(b)	143,692	146,988
24,923	DOVER DOWNS GAMING & ENTERTAINMENT, INC.	35,011	33,895
134,928	EXPRESS, INC.(b)	2,395,484	3,182,952
52,500	FEDERAL-MOGUL CORP.(b)	885,124	881,475
49,282	FRANCESCA’S HOLDINGS CORP.(b)	1,431,852	918,616
22,625	GAIAM, INC., CLASS A(b)	82,050	113,351
14,194	GROUP 1 AUTOMOTIVE, INC.	906,250	1,102,590
264,575	HANCOCK FABRICS, INC.(b)	357,610	275,687
28,500	HANESBRANDS, INC.	652,515	1,775,835
42,631	ICONIX BRAND GROUP, INC.(b)	412,406	1,416,202
10,895	JAMBA, INC.(b)	133,781	145,775
8,733	JTH HOLDING, INC., CLASS A(b)	136,476	165,490
21,500	LAMAR ADVERTISING CO., CLASS A(b)	818,073	1,011,145
43,683	LEAPFROG ENTERPRISES, INC.(b)	392,109	411,494
194,344	LIFELOCK, INC.(b)	2,096,770	2,882,122
17,355	LITHIA MOTORS, INC., CLASS A	883,872	1,266,221
8,354	M/I HOMES, INC.(b)	182,886	172,260
22,000	MADISON SQUARE GARDEN (THE) CO., CLASS A(b)	408,574	1,277,540
11,941	MAIDENFORM BRANDS, INC.(b)	269,422	280,494
30,000	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	688,452	1,320,000
37,000	PENSKE AUTOMOTIVE GROUP, INC.	723,337	1,581,010
122,579	PIER 1 IMPORTS, INC.	1,772,324	2,392,742
65,896	PINNACLE ENTERTAINMENT, INC.(b)	1,416,896	1,650,695
72,113	PREMIER EXHIBITIONS, INC.(b)	153,028	110,333
19,644	REMY INTERNATIONAL, INC.	382,381	397,595
25,083	RENT-A-CENTER, INC.	858,037	955,662
31,663	ROCKY BRANDS, INC.	268,550	551,253
22,305	RUBY TUESDAY, INC.(b)	159,347	167,288
21,865	RUE21, INC.(b)	609,948	882,034
25,000	RYLAND GROUP (THE), INC.	712,145	1,013,500
43,000	SALLY BEAUTY HOLDINGS, INC.(b)	366,257	1,124,880
89,890	SELECT COMFORT CORP.(b)	2,594,577	2,188,822
6,377	SHILOH INDUSTRIES, INC.	64,386	83,539
20,696	SHOE CARNIVAL, INC.	455,227	558,999
45,000	STARZ, CLASS A(b)	840,237	1,265,850
4,176	SUPERIOR INDUSTRIES INTERNATIONAL, INC.	76,329	74,458
1,396	SUPERIOR UNIFORM GROUP, INC.	17,248	17,478
68,900	TANDY BRANDS ACCESSORIES, INC.(b)	36,517	37,895
12,821	TANDY LEATHER FACTORY, INC.(b)	64,478	100,901
15,500	VAIL RESORTS, INC.	580,317	1,075,390
51,520	WOLVERINE WORLD WIDE, INC.	1,464,270	3,000,010
		37,109,708	51,107,312	14.94%
Consumer Staples:
123,127	COTT CORP.(c)	1,002,056	946,847
6,076	DIAMOND FOODS, INC.(b)	85,014	143,272
36,040	ELIZABETH ARDEN, INC.(b)	1,380,430	1,330,597
8,289	FEMALE HEALTH (THE) CO.	79,731	81,812
60,750	FLOWERS FOODS, INC.	511,723	1,302,480
28,000	HILLSHIRE BRANDS CO.	758,043	860,720
48,952	INTER PARFUMS, INC.	854,171	1,468,070
18,213	MEDIFAST, INC.(b)	286,380	489,747
13,423	MUSCLEPHARM CORP.(b)	140,044	139,465

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
16,134	OMEGA PROTEIN CORP.(b)	$106,302	164,083
39,737	PANTRY (THE), INC.(b)	525,644	440,286
54,863	S&W SEED CO.(b)	326,739	459,203
7,087	SENECA FOODS CORP., CLASS A(b)	154,404	213,248
40,000	SNYDERS-LANCE, INC.	898,946	1,154,000
47,452	SPECTRUM BRANDS HOLDINGS, INC.	1,301,023	3,124,240
		8,410,650	12,318,070	3.60%
Energy:
19,633	ALON USA ENERGY, INC.	250,165	200,453
61,239	BILL BARRETT CORP.(b)	1,577,938	1,537,711
37,000	BONANZA CREEK ENERGY, INC.(b)	1,137,821	1,785,620
75,774	CARRIZO OIL & GAS, INC.(b)	2,131,228	2,827,128
8,969	COMSTOCK RESOURCES, INC.	128,606	142,697
113,112	DAKOTA PLAINS HOLDINGS, INC.(b)	396,316	251,109
9,000	DRIL-QUIP, INC.(b)	416,938	1,032,750
100,500	EXCO RESOURCES, INC.	871,349	677,370
75,184	FORBES ENERGY SERVICES LTD.(b)	293,310	350,357
23,000	GULFPORT ENERGY CORP.(b)	633,941	1,479,820
49,500	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	1,043,100	1,255,815
365,860	HERCULES OFFSHORE, INC.(b)	2,065,372	2,696,388
38,855	HORNBECK OFFSHORE SERVICES, INC.(b)	1,451,594	2,231,831
32,000	OASIS PETROLEUM, INC.(b)	564,228	1,572,160
15,647	RESOLUTE ENERGY CORP.(b)	129,842	130,809
26,442	ROSETTA RESOURCES, INC.(b)	1,250,701	1,440,031
38,500	SANCHEZ ENERGY CORP.(b)	878,506	1,016,785
54,846	STEEL EXCEL, INC.(b)	1,562,516	1,610,279
62,119	SUPERIOR ENERGY SERVICES, INC.(b)	1,453,562	1,555,460
		18,237,033	23,794,573	6.96%
Financials:
9,011	AGREE REALTY CORP.	212,311	271,952
87,661	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,441,604	1,860,166
12,595	AMERICAN NATIONAL BANKSHARES, INC.	255,148	292,204
29,714	AMREIT, INC.	527,152	515,538
48,351	AMTRUST FINANCIAL SERVICES, INC.	682,488	1,888,590
31,205	ASHFORD HOSPITALITY TRUST, INC.	323,587	385,070
29,408	ASSOCIATED ESTATES REALTY CORP.	444,684	438,473
42,000	BANCORPSOUTH, INC.	816,306	837,480
15,566	BERKSHIRE HILLS BANCORP, INC.	350,677	390,862
8,791	BNC BANCORP	70,843	117,272
52,259	BROOKLINE BANCORP, INC.	435,039	491,757
3,520	BSB BANCORP, INC.(b)	46,540	49,315
220,480	CAMPUS CREST COMMUNITIES, INC.	2,415,541	2,381,184
31,364	CAPE BANCORP, INC.	291,845	287,294
67,500	CAPITOL FEDERAL FINANCIAL, INC.	846,025	839,025
28,720	CAPLEASE, INC.	25,523	243,833
26,000	CBOE HOLDINGS, INC.	626,951	1,175,980
62,139	CHARTER FINANCIAL CORP.	630,086	671,101
80,128	CHESAPEAKE LODGING TRUST	1,361,494	1,886,213
33,294	CHEVIOT FINANCIAL CORP.	369,046	361,906
1,832	CHICOPEE BANCORP, INC.	29,881	32,262
12,836	CLIFTON SAVINGS BANCORP, INC.	142,143	159,038
5,839	COMMUNITY TRUST BANCORP, INC.	188,614	237,005
48,420	CORPORATE OFFICE PROPERTIES TRUST	1,047,167	1,118,502
25,768	CORRECTIONS CORP. OF AMERICA	812,668	890,284
138,651	COUSINS PROPERTIES, INC.	1,408,958	1,426,719
5,585	EHEALTH, INC.(b)	171,001	180,172
14,093	EMC INSURANCE GROUP, INC.	313,950	425,327
14,500	EXCEL TRUST, INC.	169,874	174,000
20,921	FARMERS NATIONAL BANC CORP.	133,513	132,012
22,669	FINANCIAL INSTITUTIONS, INC.	389,399	463,808
49,000	FIRST AMERICAN FINANCIAL CORP.	686,144	1,193,150
40,650	FIRST COMMUNITY BANCSHARES, INC.	643,011	664,628
5,284	FIRST CONNECTICUT BANCORP, INC.	74,716	77,675
16,277	FIRST FINANCIAL CORP.	483,385	513,865
134,281	FIRSTMERIT CORP.	1,981,985	2,915,241
20,535	FLUSHING FINANCIAL CORP.	326,021	378,871

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
50,000	FORESTAR GROUP, INC.(b)	$940,728	1,076,500
15,573	FRANKLIN FINANCIAL CORP.	217,750	295,264
13,285	GETTY REALTY CORP.	210,173	258,128
24,556	GLADSTONE CAPITAL CORP.	195,134	214,374
81,812	GLIMCHER REALTY TRUST	881,643	797,667
4,207	HAMPDEN BANCORP, INC.	65,586	67,312
20,000	HANOVER INSURANCE GROUP (THE), INC.	1,071,683	1,106,400
11,171	HENNESSY ADVISORS, INC.	39,090	105,007
16,070	HERITAGE FINANCIAL CORP.	201,226	249,406
21,351	HERITAGE FINANCIAL GROUP, INC.	298,209	371,934
48,080	HOME FEDERAL BANCORP, INC.	611,641	604,846
22,369	HORACE MANN EDUCATORS CORP.	282,665	634,832
19,500	IBERIABANK CORP.	928,547	1,011,465
65,253	INVESTORS BANCORP, INC.	931,502	1,427,736
35,719	INVESTORS CAPITAL HOLDINGS LTD.(b)	151,806	182,167
8,337	KANSAS CITY LIFE INSURANCE CO.	329,373	368,662
314,825	KITE REALTY GROUP TRUST	1,973,509	1,866,912
26,615	LAPORTE BANCORP, INC.	247,737	278,393
75,072	MANNING & NAPIER, INC.	1,021,097	1,252,201
30,997	MEADOWBROOK INSURANCE GROUP, INC.	192,688	201,480
143,852	MEDICAL PROPERTIES TRUST, INC.	1,558,160	1,750,679
35,307	MEDLEY CAPITAL CORP.	497,451	486,883
42,068	MERIDIAN INTERSTATE BANCORP, INC.(b)	732,336	916,662
10,957	MIDSOUTH BANCORP, INC.	166,743	169,834
71,996	NATIONAL BANK HOLDINGS CORP., CLASS A	1,332,808	1,478,798
24,226	NATIONAL RETAIL PROPERTIES, INC.	380,370	770,871
121,720	NEW MOUNTAIN FINANCE CORP.	1,741,769	1,753,985
117,751	NORTHFIELD BANCORP, INC.	1,346,239	1,429,497
65,000	NORTHWEST BANCSHARES, INC.	736,533	859,300
9,803	OLD LINE BANCSHARES, INC.	124,722	130,576
9,851	OMNIAMERICAN BANCORP, INC.(b)	228,534	240,955
76,099	ORITANI FINANCIAL CORP.	966,177	1,252,590
24,520	PACIFIC CONTINENTAL CORP.	236,385	321,457
13,983	PACIFIC MERCANTILE BANCORP(b)	79,828	86,834
84,509	PACWEST BANCORP	2,353,634	2,903,729
13,111	PARK STERLING CORP.	80,326	84,041
43,642	PENNANTPARK INVESTMENT CORP.	469,772	491,409
8,961	PEOPLES BANCORP, INC.	184,760	187,106
27,508	PLATINUM UNDERWRITERS HOLDINGS LTD.(c)	833,973	1,643,053
39,537	POST PROPERTIES, INC.	1,910,310	1,779,956
20,664	PREFERRED APARTMENT COMMUNITIES, INC., CLASS A	125,512	167,792
40,954	PROTECTIVE LIFE CORP.	1,602,253	1,742,593
4,637	RENASANT CORP.	74,444	125,987
39,797	RETAIL OPPORTUNITY INVESTMENTS CORP.	515,135	549,995
102,663	ROCKVILLE FINANCIAL, INC.	1,079,692	1,334,619
31,990	RYMAN HOSPITALITY PROPERTIES, INC.	791,493	1,103,975
38,000	SABRA HEALTH CARE REIT, INC.	664,755	874,380
19,304	SANDY SPRING BANCORP, INC.	372,596	449,011
26,664	SI FINANCIAL GROUP, INC.	261,875	302,636
26,907	SIMMONS FIRST NATIONAL CORP., CLASS A	673,089	836,539
26,523	SIMPLICITY BANCORP, INC.	345,325	412,433
95,240	SPIRIT REALTY CAPITAL, INC.	803,435	874,303
42,789	STATE BANK FINANCIAL CORP.	679,229	679,061
8,554	STELLARONE CORP.	100,150	192,465
20,428	STERLING BANCORP	227,780	280,476
420,385	SYNOVUS FINANCIAL CORP.	892,409	1,387,269
20,972	TCP CAPITAL CORP.	325,699	340,166
36,500	TERRITORIAL BANCORP, INC.	585,519	801,905
29,893	THL CREDIT, INC.	423,592	466,929
16,700	UMB FINANCIAL CORP.	798,033	907,478
145,235	UMPQUA HOLDINGS CORP.	1,845,353	2,355,712
26,520	UNIVEST CORP. OF PENNSYLVANIA	440,329	499,902
10,419	URSTADT BIDDLE PROPERTIES, INC., CLASS A	180,622	207,130
52,500	VIEWPOINT FINANCIAL GROUP, INC.	669,191	1,085,175
108,710	WALKER & DUNLOP, INC.(b)	1,569,109	1,729,576
23,000	WALTER INVESTMENT MANAGEMENT CORP.(b)	305,985	909,420
35,477	WASHINGTON BANKING CO.	491,924	498,807
17,610	WESTFIELD FINANCIAL, INC.	128,912	124,327

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
25,000	WINTRUST FINANCIAL CORP.	$855,525	1,026,750
		65,756,902	79,743,486	23.32%
Health Care:
50,226	AIR METHODS CORP.	1,927,797	2,139,628
87,032	ALERE, INC.(b)	2,699,930	2,660,568
72,648	ALEXZA PHARMACEUTICALS, INC.(b)	328,634	371,958
4,137	AMN HEALTHCARE SERVICES, INC.(b)	58,685	56,925
38,470	ANALOGIC CORP.	2,868,918	3,179,161
16,824	ANGIODYNAMICS, INC.(b)	200,528	222,077
3,103	ANIKA THERAPEUTICS, INC.(b)	75,185	74,348
12,221	ATRICURE, INC.(b)	130,540	134,186
47,869	BIODELIVERY SCIENCES INTERNATIONAL, INC.(b)	220,044	259,929
5,168	CAMBREX CORP.(b)	68,481	68,218
32,126	CENTENE CORP.(b)	1,294,926	2,054,779
25,885	CRYOLIFE, INC.	150,021	181,195
3,099	CYNOSURE, INC., CLASS A(b)	71,344	70,688
9,311	GENTIVA HEALTH SERVICES, INC.(b)	115,025	112,104
114,105	GLOBUS MEDICAL, INC., CLASS A(b)	1,757,722	1,992,273
37,000	HANGER, INC.(b)	718,063	1,249,120
44,451	HEALTH NET, INC.(b)	1,176,785	1,409,097
107,064	HEALTHSOUTH CORP.	1,718,321	3,691,567
95,784	HEALTHWAYS, INC.(b)	932,106	1,772,962
16,932	HESKA CORP.	130,445	101,423
63,261	HILL-ROM HOLDINGS, INC.	1,713,630	2,266,642
37,102	ICON PLC(b)(c)	872,650	1,518,585
10,597	LANNETT CO., INC.(b)	139,366	231,226
20,805	MEDASSETS, INC.(b)	526,670	528,863
85,202	MERGE HEALTHCARE, INC.(b)	277,523	222,377
3,102	NANOSPHERE, INC.(b)	5,907	6,204
17,740	NATUS MEDICAL, INC.(b)	208,024	251,553
44,399	OMNICELL, INC.(b)	751,686	1,051,368
14,450	ORTHOFIX INTERNATIONAL N.V.(b)(c)	537,519	301,427
22,000	PATTERSON COS., INC.	514,141	884,400
46,401	PDI, INC.(b)	254,655	223,653
30,177	PHARMERICA CORP.(b)	378,377	400,449
4,134	PHOTOMEDEX, INC.(b)	67,363	65,731
12,437	POZEN, INC.(b)	73,191	71,264
46,073	PSYCHEMEDICS CORP.	566,936	610,467
10,342	RIGEL PHARMACEUTICALS, INC.(b)	37,302	37,024
27,497	SALIX PHARMACEUTICALS LTD.(b)	1,164,064	1,838,999
25,866	SOLTA MEDICAL, INC.(b)	55,952	53,801
23,746	SPECTRUM PHARMACEUTICALS, INC.	231,025	199,229
149,877	UNIVERSAL AMERICAN CORP.	1,314,340	1,142,063
41,054	WEST PHARMACEUTICAL SERVICES, INC.	773,147	1,689,372
		27,106,968	35,396,903	10.35%
Industrials:
85,174	A.O. SMITH CORP.	1,967,054	3,849,865
193,620	ACCO BRANDS CORP.(b)	1,496,512	1,285,637
11,989	ACETO CORP.	112,144	187,268
80,325	ACTUANT CORP., CLASS A	1,995,448	3,119,823
38,000	AIR LEASE CORP.	840,658	1,051,080
5,000	AMERCO	538,938	920,650
13,101	ASTRONICS CORP.(b)	307,186	651,251
43,381	AZZ, INC.	1,618,979	1,815,929
32,000	BABCOCK & WILCOX (THE) CO.	726,567	1,079,040
55,583	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	297,331	319,602
11,091	CECO ENVIRONMENTAL CORP.	101,071	156,161
20,000	CHICAGO BRIDGE & IRON CO. N.V.(c)	304,937	1,355,400
4,386	CIRCOR INTERNATIONAL, INC.	141,041	272,721
23,000	COLFAX CORP.(b)	180,633	1,299,270
24,018	COMFORT SYSTEMS USA, INC.	272,808	403,743
11,858	ENNIS, INC.	156,390	213,918
20,000	ENPRO INDUSTRIES, INC.(b)	569,233	1,204,200
32,000	FORTUNE BRANDS HOME & SECURITY, INC.	637,834	1,332,160
16,315	GENCORP, INC.(b)	175,790	261,529
103,459	GENERAC HOLDINGS, INC.	3,548,732	4,411,492
13,000	GENESEE & WYOMING, INC., CLASS A(b)	321,298	1,208,610

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
17,703	GIBRALTAR INDUSTRIES, INC.(b)	$304,380	252,445
31,813	GRAHAM CORP.	824,715	1,149,404
14,653	GREENBRIER COS., INC.(b)	251,189	362,369
3,969	HOUSTON WIRE & CABLE CO.	53,516	53,462
52,321	ICF INTERNATIONAL, INC.(b)	1,112,399	1,852,687
35,000	ITT CORP.	698,010	1,258,250
45,000	JOHN BEAN TECHNOLOGIES CORP.	604,564	1,119,600
20,500	LB FOSTER CO., CLASS A	462,717	937,670
12,401	LMI AEROSPACE, INC.(b)	155,833	165,677
25,500	MACQUARIE INFRASTRUCTURE CO. LLC	667,284	1,365,270
8,609	MIDDLEBY (THE) CORP.(b)	439,240	1,798,506
8,501	QUANEX BUILDING PRODUCTS CORP.	140,010	160,074
32,027	REGAL-BELOIT CORP.	1,791,780	2,175,594
36,000	REXNORD CORP.(b)	759,725	748,800
8,454	RUSH ENTERPRISES, INC., CLASS A(b)	158,821	224,116
30,136	TELEDYNE TECHNOLOGIES, INC.(b)	1,221,076	2,559,451
19,000	TENNANT CO.	696,347	1,178,000
99,198	TETRA TECH, INC.(b)	2,570,609	2,568,236
8,733	THERMON GROUP HOLDINGS, INC.(b)	200,426	201,820
59,570	TRIMAS CORP.(b)	1,859,235	2,221,961
42,714	TRINITY INDUSTRIES, INC.	1,416,745	1,937,080
10,000	WABTEC CORP.	399,080	628,700
48,728	WOODWARD, INC.	1,588,721	1,989,564
		34,687,006	53,308,085	15.59%
Information Technology:
24,967	ACCELRYS, INC.(b)	230,363	246,175
17,723	ACTUATE CORP.(b)	90,532	130,264
63,856	ANAREN, INC.(b)	687,388	1,628,328
99,922	ARUBA NETWORKS, INC.(b)	2,043,228	1,662,702
109,230	BRIDGELINE DIGITAL, INC.(b)	145,411	120,153
32,000	BROADRIDGE FINANCIAL SOLUTIONS, INC.	543,517	1,016,000
28,293	BROADSOFT, INC.(b)	1,033,344	1,019,397
43,347	CALAMP CORP.(b)	432,316	764,208
46,393	CALLIDUS SOFTWARE, INC.(b)	246,105	425,424
37,875	CAMTEK LTD.(b)(c)	82,558	64,009
47,114	COGNEX CORP.	665,273	1,477,495
3,138	ELLIE MAE, INC.(b)	96,071	100,447
31,774	EMCORE CORP.(b)	111,342	142,665
17,787	EPIQ SYSTEMS, INC.	230,481	235,144
6,239	EVOLVING SYSTEMS, INC.	32,665	59,957
35,086	EXAR CORP.(b)	234,798	470,503
87,000	FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC.(b)	1,109,264	1,208,430
6,414	FORRESTER RESEARCH, INC.	216,854	235,779
40,458	FRANKLIN WIRELESS CORP.(b)	100,262	71,206
17,233	FREQUENCY ELECTRONICS, INC.	139,415	201,281
34,921	GLOBAL CASH ACCESS HOLDINGS, INC.(b)	269,875	272,733
8,977	GLOBALSCAPE, INC.	14,282	13,645
32,040	HACKETT GROUP (THE), INC.	120,880	228,445
60,587	HARMONIC, INC.(b)	346,213	465,914
35,545	IGATE CORP.(b)	684,190	986,729
6,983	INPHI CORP.(b)	62,811	93,782
26,859	INTERNAP NETWORK SERVICES CORP.(b)	218,404	186,670
12,596	INTEST CORP.	40,621	49,880
139,258	INVENSENSE, INC.(b)	2,183,162	2,453,726
69,960	IPG PHOTONICS CORP.	3,706,703	3,939,448
49,588	ITERIS, INC.(b)	89,336	90,746
30,766	KVH INDUSTRIES, INC.(b)	338,916	424,571
47,121	LIONBRIDGE TECHNOLOGIES, INC.(b)	162,682	173,876
19,635	LTX-CREDENCE CORP.(b)	126,595	129,198
86,472	MAGNACHIP SEMICONDUCTOR CORP.(b)(c)	1,274,665	1,861,742
5,935	METHODE ELECTRONICS, INC.	62,757	166,180
26,969	MKS INSTRUMENTS, INC.	704,092	717,106
37,000	NCR CORP.(b)	878,564	1,465,570
96,138	NETGEAR, INC.(b)	3,317,193	2,966,819
30,222	NOVA MEASURING INSTRUMENTS LTD.(b)(c)	245,714	268,069
71,537	OFFICIAL PAYMENTS HOLDINGS, INC.(b)	423,440	595,188
22,705	OPLINK COMMUNICATIONS, INC.(b)	386,457	427,308
33,093	OSI SYSTEMS, INC.(b)	1,918,068	2,464,436

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
20,614	PERCEPTRON, INC.	$156,725	220,158
52,585	PLEXUS CORP.(b)	1,300,304	1,956,162
122,132	RIVERBED TECHNOLOGY, INC.(b)	1,915,544	1,781,906
23,007	SELECTICA, INC.(b)	111,021	127,459
22,757	SHORETEL, INC.(b)	126,562	137,452
44,424	SILICON IMAGE, INC.(b)	217,190	237,224
112,297	SUPPORT.COM, INC.(b)	522,656	612,019
26,540	SYKES ENTERPRISES, INC.(b)	405,308	475,331
31,163	SYNNEX CORP.(b)	913,902	1,914,966
118,492	TELLABS, INC.	259,383	268,977
29,550	ULTRA CLEAN HOLDINGS, INC.(b)	177,168	204,190
60,087	UNISYS CORP.(b)	1,057,010	1,513,592
109,718	VALUECLICK, INC.(b)	2,203,327	2,287,620
22,000	VERINT SYSTEMS, INC.(b)	777,362	815,320
182,363	WESTELL TECHNOLOGIES, INC., CLASS A(b)	436,698	610,916
14,000	WEX, INC.(b)	375,768	1,228,500
22,524	WHERE FOOD COMES FROM, INC.(b)	20,722	45,048
140,270	ZIX CORP.(b)	397,473	685,920
		37,420,930	46,844,108	13.70%
Materials:
88,045	A.M. CASTLE & CO.(b)	1,494,355	1,417,524
15,000	ASHLAND, INC.	551,175	1,387,200
128,591	CHEMTURA CORP.(b)	2,148,677	2,956,307
22,937	CORE MOLDING TECHNOLOGIES, INC.(b)	203,503	219,737
11,500	DELTIC TIMBER CORP.	546,288	749,110
223,145	FERRO CORP.(b)	1,432,566	2,032,851
14,253	FLOTEK INDUSTRIES, INC.(b)	205,026	327,819
52,774	HANDY & HARMAN LTD.(b)	476,633	1,259,715
54,042	INNOSPEC, INC.	1,589,845	2,521,600
57,919	KOPPERS HOLDINGS, INC.	1,718,428	2,470,245
13,584	LANDEC CORP.(b)	92,156	165,725
85,686	MYERS INDUSTRIES, INC.	1,256,838	1,723,146
21,600	NEENAH PAPER, INC.	634,086	849,096
5,133	OMNOVA SOLUTIONS, INC.(b)	43,191	43,887
19,875	PH GLATFELTER CO.	526,962	538,016
13,014	SYNALLOY CORP.	169,609	213,169
46,507	US ANTIMONY CORP.(b)	67,263	64,645
33,470	WAUSAU PAPER CORP.	309,409	434,775
10,000	WR GRACE & CO.(b)	240,177	874,000
		13,706,187	20,248,567	5.92%
Utilities:
37,162	ALLETE, INC.	1,330,072	1,794,925
10,728	GAS NATURAL, INC.	111,736	109,426
18,220	MIDDLESEX WATER CO.	336,416	389,726
35,000	PNM RESOURCES, INC.	733,499	792,050
73,047	PORTLAND GENERAL ELECTRIC CO.	1,651,456	2,062,117
39,000	QUESTAR CORP.	663,326	877,110
18,807	SJW CORP.	483,884	526,972
27,024	SOUTHWEST GAS CORP.	829,073	1,351,200
35,864	UIL HOLDINGS CORP.	1,148,915	1,333,423
14,473	UNITIL CORP.	336,364	423,625
21,500	VECTREN CORP.	792,713	717,025
5,406	YORK WATER CO.	99,892	108,498
		8,517,346	10,486,097	3.06%
	Sub-total Common Stocks:	250,952,730	333,247,201	97.44%
Short-Term Investments:
6,472,692	NORTHERN INSTITUTIONAL FUNDS -
	U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(d)	6,472,692	6,472,692
	Sub-total Short-Term Investments:	6,472,692	6,472,692	1.89%
	Grand total(e)	$257,425,422	339,719,893	99.33%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2013

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of September 30, 2013, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.33% of net assets.

(d)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2012, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $22,370,992 with net sales of approximately $15,898,300 during the nine months ended September 30, 2013.

(e)

At September 30, 2013, the cost for Federal income tax purposes was $257,750,150. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$86,417,137
Gross unrealized depreciation	(4,447,394)
Net unrealized appreciation	$81,969,743

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2013

Fair value is an estimate of the price the Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Small Companies Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Security transactions are accounted for as of trade date. Wherever possible, the Small Companies Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Small Companies Fund’s investments, which are carried at fair value, as of September 30, 2013.

	Level 1	Level 2	Level 3	Total

Common Stocks	$333,247,201	$—	$—	$333,247,201
Short-Term Investments	6,472,692	—	—	6,472,692
Total	$339,719,893	$—	$—	$339,719,893

For the Small Companies Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Small Companies Fund’s Schedule of Investments for industry classification.

The Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Small Companies Fund (unaudited)
September 30, 2013

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End funds:
10,100	AMERICAN MUNI INCOME PT			$153,165	142,410
225,100	BLACKROCK LNG-TM MUN ADV			2,332,461	2,386,060
52,100	BLACKROCK MUN INC TRUST			791,528	729,921
7,471	BLACKROCK MUNI BOND TRUST			62,993	105,789
148,800	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,705,296	1,952,256
7,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			90,412	91,980
60,700	BLACKROCK MUNIYIELD INVES			759,694	838,267
31,837	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			395,037	410,379
81,800	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II INC			981,525	961,968
76,179	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,014,103	972,044
54,700	BLACKROCK MUNIYIELD PENNS			774,527	734,621
67,900	BLACKROCK MUNIYIELD QUAL			897,501	840,602
73,500	BLACKROCK MUNIYIELD QUALITY FUND III INC			963,910	962,115
33,000	DREYFUS STRAT MUN COM USD			301,450	264,000
20,800	DREYFUS STRATEGIC MUNI BD			180,179	160,368
209,000	DWS MUNICIPAL INCOME TRUS			2,278,136	2,583,240
66,800	EATON VANCE CALI MUN BOND			744,489	744,152
160,650	INVESCO ADV MUN INC TR II			1,785,090	1,720,562
108,205	INVESCO MUNICIPAL OPP TR			1,345,903	1,274,655
94,239	INVESCO PENN VAL MUNI			1,240,054	1,189,296
100,142	INVESCO QUALITY MUNI INC			1,173,329	1,157,641
120,577	INVESCO TRUST INV GRD MUN			1,659,745	1,503,595
60,248	MANAGED DURATION INVESTME			779,111	768,162
39,100	MFC NUVEEN INSD MUN			588,519	508,300
31,103	NUVEEN CAL INV QUAL MUNI			373,215	421,757
42,560	NUVEEN DIVIDEND ADV MUNI			523,323	540,512
13,500	NUVEEN DIVIDEND ADVANTAGE			181,771	171,315
15,963	NUVEEN MI QUALITY INCOME			214,604	204,965
14,400	NUVEEN MUNI ADVANTAGE FUN			142,979	180,144
10,100	NUVEEN PA DVD ADV MUNI FD			127,549	121,705
48,500	NUVEEN PENN INV QUAL MUNI			673,352	612,070
27,100	NUVEEN PREMIER MUNI INC F			367,653	349,590
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,115,152
22,000	WESTERN ASSET MANAGED MUN			240,488	271,920
38,366	WESTERN ASSET MUNICIPAL P			486,666	530,602
	Sub-total Closed-End Funds			29,603,291	29,522,115	6.32%

Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	2.02	1,119,536	1,350,522
1,500,000	AGUA CALIENTE CA BAND OF CAHUILLA INDIANS REVENUE(c)	7/1/2018	6.00	1,478,669	1,455,300
1,005,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	1,005,000	1,045,793
500,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	4/1/2038	4.50	378,220	480,615
1,250,000	ALACHUA CNTY FL HLTH FACS AUTH	11/15/2016	7.12	1,250,000	1,258,375
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,178,027	1,114,450
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.25	2,002,104	2,071,860
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	735,896	695,730
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,245	474,135
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)	12/1/2010	5.40	350,000	175,700
240,000	ALBANY NY INDL DEV AGY(d)	5/1/2016	6.50	240,000	35,928
880,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	880,000	887,841
725,000	ALLEN ACADEMY MI	6/1/2017	5.25	725,000	735,563
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	1.89	360,711	565,650
913,500	ARIZONA ST HLTH FACS AUTH	7/1/2027	5.25	888,467	901,981
2,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,952,485	2,041,220
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	525,092	503,790

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	$517,415	567,095
1,500,000	ATLANTA GA WTR & WSTWTR REVENUE	11/1/2039	5.00	1,498,555	1,500,000
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,382,872	1,381,380
1,000,000	BELLFLOWER CA UNIF SCH DIST	8/1/2042	4.25	1,000,000	881,890
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,184,237	1,062,475
1,000,000	BEXAR CNTY TX HLTH FACS DEV CORP	7/1/2030	5.88	985,415	1,055,100
600,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	6.10	522,397	605,820
365,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	8.13	353,242	300,552
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,162,624	2,041,560
500,000	BOONE CNTY MO HOSP REVENUE	8/1/2028	5.75	510,532	538,100
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	720,390	781,508
500,000	BOYNTON BEACH FLA REV	6/1/2022	5.75	500,000	465,050
500,000	BOYNTON BEACH FLA REV	6/1/2027	6.25	500,000	450,615
500,000	BRAZOS CNTY TX HLTH FACS DEV CORP	1/1/2033	5.50	503,311	512,755
81,000	BRIDGEVILLE DE SPL OBLIG	7/1/2035	5.13	81,000	62,220
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,074,390	1,074,390
395,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	0.87	395,000	304,071
124,028	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)	8/1/2012	4.65	124,028	1,222
351,528	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)(e)	11/1/2012	4.85	347,374	3,515
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	508,580	528,065
1,000,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	929,664	962,400
345,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2038	5.50	346,331	350,261
1,000,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK REVENUE	2/1/2030	6.00	1,004,176	1,045,580
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	503,938	524,670
500,000	CALIFORNIA ST MUNI FIN AUTH REVENUE	5/1/2025	6.88	498,996	560,765
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	1.64	1,095,592	1,371,195
1,200,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	1/1/2021	6.00	1,200,000	1,212,012
900,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	900,000	967,167
1,400,000	CALIFORNIA ST STWD CMNTYS DEVAUTH STUDENT HSG REVENUE	1/15/2036	5.60	1,400,000	1,199,870
500,000	CALIFORNIA STWD CMNTYS DEV AUTH REVENUE	11/1/2023	5.13	500,000	468,300
255,000	CAPITAL TRUST AGY FL MF REVENUE(d)	6/1/2013	4.75	255,000	112,200
750,000	CAPITAL TRUST AGY FL MF REVENUE(d)	6/1/2038	5.88	762,053	427,260
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	2.26	582,225	717,840
933,559	CARLSBAD NM INDL DEV REVENUE	4/15/2021	5.75	952,237	948,935
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	982,706	977,980
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,025,235	1,012,650
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,786	529,640
1,000,000	CENTER CA UNIF SCH DIST(b)	8/1/2031	3.24	352,742	372,110

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	$1,033,114	1,057,160
595,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	464,966	569,814
275,000	CHESTERFIELD CNTY VA INDL DEV AUTH MF REVENUE	7/1/2019	5.20	261,606	275,553
500,000	CHICAGO IL	1/1/2035	5.25	513,156	485,620
300,000	CITIZEN POTAWATOMI NATION OK SENIOR OBLG TAX REVENUE	9/1/2016	6.50	300,000	289,905
250,000	CLARK CNTY NV ECON DEV REVENUE	5/15/2033	5.38	250,000	250,698
355,000	CLEARWATER FL HSG AUTH	5/1/2024	5.35	272,228	341,389
645,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	639,101	664,344
1,500,000	CLOVIS CA UNIF SCH DIST(b)	8/1/2030	3.76	543,708	573,525
500,000	COASTAL CAROLINA UNIV SC HGR EDU REVENUE	6/1/2040	3.50	496,288	395,990
155,000	COLLIER CNTY FL HSG FIN AUTH MF HSG REVENUE	8/15/2015	5.25	154,822	155,454
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	735,815	805,628
1,000,000	COLONIAL COUNTRY CLUB FL CDD CAPITAL IMPT REVENUE	5/1/2033	4.10	995,959	880,630
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,461,474	1,518,585
835,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	11/15/2028	6.75	835,000	902,635
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	976,457	1,036,370
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	993,853	982,460
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	12/1/2028	5.50	1,015,476	1,011,570
430,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	430,000	461,807
680,000	COLORADO ST HSG & FIN AUTH	11/1/2029	5.50	680,000	704,616
625,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	625,033	631,344
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	1.86	579,269	645,770
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	1,003,640
890,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	4.63	885,678	857,248
215,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	5.00	215,000	218,307
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,307,100
2,785,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2042	4.15	2,785,000	2,507,948
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2042	3.40	996,063	758,420
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	3,931,850
500,000	COOK CNTY IL SCH DIST #83	6/1/2031	5.38	490,214	613,230
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	1.35	708,453	988,334
637,000	CORTLAND IL SPL TAX REVENUE(d)	3/1/2017	5.50	633,881	236,155

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
680,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	$663,902	682,183
750,000	CULLMAN CNTY AL HLTH CARE AUTH	2/1/2023	6.25	736,966	777,742
500,000	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	512,297	525,335
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,033,794	2,117,860
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,013,134	1,060,230
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	489,676	520,220
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(b)	2/1/2029	3.83	410,340	438,770
385,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	385,000	396,138
79,121	DENHAM SPRINGS-LIVINGSTON LA HSG & MTGE FIN AUTH	11/1/2040	5.00	81,647	79,645
1,000,000	D’IBERVILLE MS TAX INCR LTD OBLG	4/1/2033	4.75	1,038,926	908,460
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	494,900	461,645
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	532,110
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	968,120
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,003,260
1,000,000	DOUBLE BRANCH FL CDD SPL ASSMNT	5/1/2031	4.13	987,022	882,320
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,011,390
3,000,000	DUBLIN CA UNIF SCH DIST(b)	8/1/2034	3.18	810,797	885,660
885,000	EAST POINT GA	2/1/2026	8.00	885,000	885,938
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,023,658	2,098,968
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	742,063	797,850
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,095,968	1,171,890
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	2.16	526,773	687,880
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	1.94	647,753	773,515
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,025,740
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	518,135
500,000	FAIRFIELD CNTY OH HOSP REVENUE	6/15/2033	5.13	511,698	497,200
238,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT(d)	3/1/2036	5.13	238,000	121,727
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,012,044	1,049,100
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(d)	5/1/2013	5.75	314,118	165,573
1,000,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	1,000,000	1,011,800
1,000,000	FISHHAWK FL CDD II SPL ASSMNT REVENUE	5/1/2029	4.13	982,463	883,170
750,000	FLAGSTAFF AZ INDL DEV AUTH	7/1/2022	5.50	700,516	716,812
1,000,000	FLORIDA ST GOVTL UTILITY AUTH UTILITY REVENUE	10/1/2037	5.00	1,047,154	1,000,720
405,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	406,167	408,021
305,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2033	5.45	305,000	313,998
1,370,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	1,377,529	1,402,442

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
165,000	FOREST CREEK FL CDD CAPITAL IMPT REVENUE	11/1/2013	7.00	$166,249	164,711
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(c)	8/25/2026	8.50	1,250,000	1,342,612
1,145,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	991,810	1,008,825
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	981,755	1,060,780
500,000	GAINESVILLE & HALL CNTY GA DEV AUTH RETMNT CMNTY REVENUE	11/15/2029	6.38	512,020	533,950
1,412,290	GALVESTON TX MUNI UTILITY DIST #52	2/27/2014	0.00	1,412,290	1,122,912
400,000	GEISINGER PA AUTH	5/1/2037	0.95	400,000	281,912
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2031	5.13	495,742	529,375
3,000,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	3/15/2031	5.13	3,000,000	3,185,340
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2036	5.25	491,916	526,170
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	2,867,585
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	1,738,880
2,000,000	GLENDALE CA UNIF SCH DIST(b)	9/1/2028	3.82	791,741	896,160
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE(b)	10/1/2035	1.91	867,587	874,200
750,000	GTR WENATCHEE WA REGL EVENTS CENTER PUBLIC FACS DIST REVENUE	9/1/2032	5.25	738,919	703,770
90,000	HAMDEN CT FAC REVENUE	1/1/2014	6.13	89,895	90,014
1,250,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,217,547	1,260,812
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2025	6.50	1,010,438	1,019,560
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2030	6.50	1,005,215	1,011,480
445,000	HAMMOND IN REDEV DIST REVENUE	1/15/2017	6.00	445,000	445,899
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(c)	8/15/2021	6.75	1,250,000	1,337,712
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	2.36	714,249	1,010,685
590,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE SENIOR LIVING REV	11/15/2029	8.75	582,386	658,765
3,500,000	HEALDSBURG CA UNIF SCH DIST(b)	8/1/2037	1.44	2,263,899	1,880,795
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	1.82	603,632	756,170
2,000,000	HENDERSON NV HLTHCARE FAC REVENUE	7/1/2031	5.25	2,000,000	2,001,860
500,000	HERITAGE ISLE AT VIERA FL CDD	5/1/2030	4.13	490,848	436,185
500,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2032	5.13	500,932	509,465
111,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	115,068	111,441
1,000,000	HOUSTON TX HOTEL OCCUPANCY TAX & SPL REVENUE	9/1/2030	5.00	1,000,000	1,002,330

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	HURON SD SCH DIST #2-2	6/15/2039	5.00	$1,070,127	994,200
245,000	IDAHO ST HSG & FIN ASSN NONPROFIT FACS REVENUE	8/1/2017	6.25	245,000	244,316
750,000	IDAHO ST HSG & FIN ASSN NONPROFIT FACS REVENUE	7/1/2030	5.50	750,000	703,110
310,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2026	5.65	315,564	326,377
145,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2040	5.50	145,000	151,276
500,000	ILLINOIS ST	7/1/2033	5.50	498,798	507,115
900,000	ILLINOIS ST COPS	7/1/2017	5.80	900,000	901,152
1,000,000	ILLINOIS ST FIN AUTH CHRT SCH REVENUE	10/1/2031	6.88	1,000,000	1,091,260
1,500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2027	5.00	1,454,622	1,376,970
210,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2017	6.00	210,000	210,061
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	617,703	602,424
500,000	ILLINOIS ST FIN AUTH REVENUE	3/15/2027	5.00	512,505	513,820
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2027	5.50	1,031,110	982,080
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	504,082	515,475
1,045,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2030	5.50	1,070,171	993,586
1,500,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2036	5.25	1,475,363	1,517,145
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	485,640	529,045
750,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(d)(f)	10/1/2027	6.13	730,795	44,565
500,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(d)(f)	10/1/2037	6.25	484,210	29,710
1,000,000	ILLINOIS ST FIN AUTH STUDENT HSG REVENUE	10/1/2024	6.00	990,060	1,034,630
750,000	ILLINOIS ST HLTH FACS AUTH	8/15/2028	5.38	738,695	750,585
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	466,346	453,475
1,000,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2032	5.00	1,000,000	1,000,130
1,000,000	IMPERIAL CA CMNTY CLG DIST(b)	8/1/2040	0.84	899,260	959,310
250,000	INDEPENDENCE MO THIRTY-NINTH STREET TRANSPRTN DIST REVENUE	9/1/2032	6.88	250,000	246,472
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	491,341	544,875
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,074,554	3,132,120
500,000	INDIANA ST FIN AUTH REVENUE	2/1/2031	4.00	492,551	458,210
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	492,645	505,840
1,000,000	INDIANA ST FIN AUTH REVENUE	2/1/2037	4.00	960,306	837,200
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,070,825	951,300
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	986,513	973,450
1,000,000	INDIANA ST HLTH & EDUCTNL FAC FING AUTH HOSP REVENUE	2/15/2030	5.25	758,797	1,003,250
6,413,554	INTERMEDIATE SCH DIST #287 MN LEASE REVENUE	11/1/2032	5.30	6,188,285	6,475,894
750,000	IOWA ST FIN AUTH MIDWSTRN DISASTER AREA REVENUE	12/1/2019	5.00	698,929	728,640
1,150,000	IOWA ST FIN AUTH MIDWSTRN DISASTER AREA REVENUE	12/1/2022	5.50	1,171,249	1,108,220
132,511	IOWA ST FIN AUTH SENIOR HSG REVENUE(d)	12/1/2014	5.00	132,301	663
390,000	IOWA ST STUDENT LOAN LIQUIDITY CORP	12/1/2027	5.50	382,111	395,667
2,000,000	JEFFERSON CA UNION HIGH SCH DIST SAN MATEO CNTY(b)	8/1/2031	4.10	532,739	494,060
439,000	JEFFERSON CNTY KY MTGE REVENUE	11/15/2013	6.13	439,000	440,471
640,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.00	666,896	669,146
155,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	162,485	161,580

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	JOHNSON CITY TN HLTH & EDUCTNL FACS BRD REVENUE	2/15/2034	5.00	$775,518	696,532
1,140,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE	1/1/2016	6.20	1,114,074	1,108,251
1,215,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	1,215,000	1,247,538
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,014,670
500,000	KENTUCKY ST ECON DEV FIN AUTH MF HSG REVENUE	11/20/2035	5.38	500,000	519,730
1,000,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	983,279	937,730
435,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2039	5.15	435,000	444,596
1,895,000	KERRVILLE TX HLTH FACS DEV CORP HOSP REVENUE	8/15/2035	5.45	1,869,787	1,901,841
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	787,500
500,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2021	8.00	500,000	530,560
900,000	KLICKITAT CNTY WA PUBLIC HOSP DIST #2 HOSP REVENUE	12/1/2020	6.00	847,401	908,784
2,500,000	KOYUKUK AK REVENUE	10/1/2023	7.00	2,434,151	2,654,150
1,390,000	KREMMLING CO MEMORIAL HOSP DIST COPS	12/1/2022	6.00	1,377,941	1,428,322
533,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	544,446	556,623
320,000	LAKE ASHTON FL II CDD CAPITAL IMPT REVENUE(d)	11/1/2010	4.88	320,000	150,400
2,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,981,111	2,264,760
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	750,000	747,510
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,982,808	2,195,500
1,000,000	LEE CNTY FL INDL DEV AUTH	11/15/2029	5.00	838,485	942,850
750,000	LEE CNTY FL TOUR DEV TAX REVENUE	10/1/2038	4.00	750,000	651,360
245,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.20	245,000	177,471
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	739,665	695,910
480,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	480,000	476,602
350,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2015	6.38	350,000	249,078
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2030	5.50	563,284	390,060
1,000,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2036	5.25	1,006,456	441,560
1,500,000	LOS ALAMITOS CA UNIF SCH DIST(b)	8/1/2040	1.98	698,740	741,285
1,250,000	LOUDOUN CNTY VA INDL DEV AUTH RSDL CARE FAC REVENUE	8/1/2028	6.00	1,265,464	1,280,200
485,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	485,000	499,632
150,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2038	5.85	156,031	159,676
740,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	760,607	786,672
235,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	242,401	246,792

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
390,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	6/20/2028	8.00	$390,000	253,406
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	746,817	798,832
490,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	0.88	490,000	420,587
1,000,000	LOUISIANA ST TRANSPRTN AUTH TOLL REVENUE(b)	12/1/2027	3.68	478,593	475,960
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	491,875	510,855
1,490,000	LUZERNE CNTY PA	11/1/2026	7.00	1,565,782	1,688,423
342,229	LYONS CO	11/30/2016	4.75	343,766	329,166
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,028,444	1,033,400
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(d)	5/1/2014	5.60	250,000	86,032
1,000,000	MAINE ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2032	7.50	1,049,511	1,139,510
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2036	3.60	1,000,000	801,110
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	1,000,000	934,310
1,000,000	MAINE ST TECH CLG SYS COPS	1/1/2017	5.80	1,000,000	1,004,410
1,000,000	MALTA IL TAX INCR REVENUE(d)	12/30/2025	5.75	1,000,000	475,640
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	495,808	533,400
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE	1/1/2015	6.75	498,009	498,100
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE(b)	1/1/2020	3.58	355,346	321,475
452,000	MANHATTAN IL SPL SVC AREA SPL TAX(d)	3/1/2022	5.75	452,000	89,957
500,000	MANSFIELD OH	12/1/2024	6.00	519,508	556,710
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(b)	9/1/2041	2.95	81,760	43,165
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	377,728	275,591
925,000	MARTIN CNTY FL HLTH FACS AUTH	11/15/2032	5.50	948,053	937,025
750,000	MARTINEZ CA UNIF SCH DIST(b)	8/1/2035	0.72	631,622	776,902
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	500,000	519,510
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	501,430
434,584	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	4.00	510,349	299,242
965,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	952,731	1,018,104
150,992	MASSACHUSETTS ST DEV FIN AGY SENIOR LIVING FAC REVENUE(d)	6/1/2014	6.25	150,992	12,230
1,810,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	1,811,786	1,898,219
750,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2031	3.50	750,000	660,112
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2032	4.05	1,000,000	951,270
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	1,000,000	1,006,790
2,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2037	3.45	2,000,000	1,570,220
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	1,000,000	986,050

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
885,000	MASSACHUSETTS ST HSG FIN AGY	6/1/2040	5.05	$885,000	898,443
500,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2042	3.50	499,385	381,085
3,500,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	4.00	3,500,000	2,910,110
750,000	MATAGORDA CNTY TX NAV DIST #1	6/1/2030	4.00	750,000	667,372
160,000	MEAD NE TAX INCR REVENUE(d)	7/1/2012	5.13	160,000	72,000
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,052,230	957,240
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	12/20/2020	8.00	1,070,000	427,957
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	6/20/2036	10.00	855,000	299,216
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	12/20/2040	7.50	1,830,000	914,927
2,000,000	MET WASHINGTON DC ARPTS AUTH DULLES TOLL ROAD REVENUE(b)	10/1/2041	1.14	1,343,662	1,843,880
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	486,551	542,150
1,000,000	MIAMI-DADE CNTY FL SPL OBLG	10/1/2035	5.00	1,105,982	1,013,750
2,500,000	MICHIGAN ST HOSP FIN AUTH	11/15/2025	5.25	2,299,639	2,299,450
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,552,464	1,586,460
625,000	MICHIGAN ST HSG DEV AUTH	10/1/2020	5.38	604,562	625,088
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,032,100
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,021,459	1,122,420
695,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)(f)	9/1/2016	6.00	692,994	366,015
750,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	6/1/2020	6.00	744,880	768,533
450,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	10/1/2023	6.25	450,000	422,937
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	501,625
265,000	MICHIGAN ST TOBACCO SETTLEMENT FIN AUTH	6/1/2022	5.13	249,574	223,875
1,000,000	MIDDLEBURG HEIGHTS OH HOSP REVENUE	8/1/2047	5.00	1,073,742	954,790
494,000	MILLSBORO DE SPL OBLG	7/1/2036	5.45	494,000	346,744
281,838	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2016	4.49	282,804	286,528
405,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	405,000	425,756
810,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	810,000	818,375
970,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2029	5.00	970,000	1,006,259
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	974,080	1,104,880
145,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	152,394	146,965
500,000	MISSOURI ST DEV FIN BRD	11/1/2025	5.50	493,034	519,375
980,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2022	5.13	993,802	1,017,652
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH EDUCTNL FACS REVENUE	3/1/2033	5.75	1,000,000	901,580
120,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.25	119,246	124,820
215,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	215,000	223,254
947,585	MOBERLY MO INDL DEV AUTH(d)	9/1/2024	6.00	963,425	66,265

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	$1,500,000	1,281,015
1,000,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	1,000,000	1,022,820
885,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	885,097	909,090
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	506,075
2,000,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	2,000,000	1,707,560
1,500,000	MONTGOMERY CNTY OH HLTH CARE FACS REVENUE	9/20/2032	6.55	1,460,247	1,505,670
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	462,312
200,000	MOUNT CARBON CO MET DIST REVENUE(d)	6/1/2043	8.00	-	20,000
1,500,000	MOUNT VERNON IN SCH BLDG CORP	1/15/2037	5.00	1,530,557	1,541,910
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	538,033	499,965
1,500,000	N SUMTER CNTY UTILITY DEPENDENT DIST FL SOLID WASTE REVENUE	10/1/2032	5.00	1,527,096	1,437,855
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2028	3.44	436,661	486,480
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,075,220
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2042	0.95	722,465	1,046,110
1,500,000	N W MI CMNTY SCHS	5/1/2029	4.00	1,485,175	1,448,190
500,000	NARCOOSSEE FL CDD SPL ASSMNT	5/1/2033	4.15	497,986	420,190
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,065,230
205,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	5.38	205,000	212,515
845,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	845,000	857,134
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	970,271	1,050,810
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	490,494	540,215
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,034,070
675,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	675,000	697,680
495,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	513,553	547,539
615,000	NEW JERSEY ST ECON DEV AUTH	12/1/2016	5.75	615,000	615,172
500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2024	5.38	497,779	538,675
980,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	980,000	981,960
330,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	6.45	347,228	349,750
590,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	590,000	600,496
745,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	745,000	756,086
1,490,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	1,479,613	1,498,538
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	861,510
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	970,643	923,670
330,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	330,000	337,148

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
610,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	5.00	$610,000	628,050
660,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	660,000	679,378
580,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	580,000	599,007
930,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	930,000	772,439
1,410,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,410,000	1,259,948
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(d)	5/1/2013	5.00	114,821	1
70,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2015	5.00	67,461	67,534
135,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2018	1.19	123,394	63,833
175,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2038	0.64	143,140	74,322
70,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE	5/1/2038	5.75	62,956	55,355
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2037	3.80	1,000,000	812,470
2,000,000	NEW YORK CITY NY MUNI WTR FINAUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,250,149	2,100,300
2,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2042	3.80	2,500,000	2,032,050
5,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	5,000,000	4,077,400
2,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	4.85	2,000,000	1,947,980
1,595,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	1,595,000	1,408,273
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	402,235
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	10/1/2029	6.38	1,000,000	1,003,480
1,300,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	10/1/2035	5.15	1,300,000	1,249,352
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	1/1/2032	5.25	953,877	966,310
1,575,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2032	3.60	1,575,000	1,337,710
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2033	5.00	1,000,000	998,680
2,000,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2038	5.15	2,000,000	1,972,580
1,220,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2040	5.05	1,220,000	1,234,518
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,013,004	1,072,730
650,000	NTHRN INYO CNTY CA LOCAL HOSP DIST	12/1/2029	5.00	677,864	613,444
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	1.86	1,048,200	1,357,420
1,250,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	1,243,592	1,284,388
475,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	475,000	491,330
85,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.45	85,000	87,918
500,000	OKLAHOMA CNTY OK FIN AUTH REVENUE	4/1/2042	5.13	500,000	461,570
315,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	315,000	322,305

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
470,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	$487,675	473,050
1,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	1,000,000	862,670
2,280,000	PACHECO CA UNION SCH DIST COPS(b)	2/1/2037	2.96	558,593	581,696
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	11/15/2022	5.38	929,271	1,017,860
500,000	PALMA SOLA TRACE FL CDD CAPITAL IMPT REVENUE	5/1/2029	4.00	500,000	440,840
1,665,000	PATTERSON CA JT UNIF SCH DIST(b)	8/1/2027	3.77	682,852	833,299
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2039	5.00	1,061,884	953,640
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	0.82	500,000	340,695
50,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2025	5.00	50,146	51,284
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2029	4.63	922,526	1,003,370
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,006,910	810,110
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	500,000	418,425
925,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	925,000	741,193
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	0.90	1,541,048	1,725,362
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2038	1.02	1,106,698	1,310,220
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(b)	12/1/2026	3.73	2,213,396	2,485,700
500,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE	7/1/2022	5.00	500,000	477,090
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,546,262	2,527,575
480,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2016	6.00	482,196	488,818
825,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2017	5.35	757,622	824,018
330,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	330,000	341,910
45,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2021	6.70	45,000	45,055
865,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2022	5.00	807,602	834,275
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,425	9,821
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(b)	9/1/2031	3.78	840,698	870,082
1,000,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	986,952	1,085,840
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,562,375	1,653,540
500,000	PUBLIC FIN AUTH WI EDUCTNL FAC REVENUE	9/1/2022	5.25	500,000	476,685
900,000	PUBLIC FIN AUTH WI REVENUE	4/1/2022	5.00	900,000	886,545
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	557,886
221,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2042	(0.46)	250,291	69,529
221,000	PUBLIC FIN AUTH WI REVENUE(b)	10/1/2042	(0.46)	250,291	2
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	579,295	445,954
1,000,000	PUERTO RICO CMWLTH	7/1/2028	6.00	990,283	794,700

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	$1,500,000	1,214,415
1,500,000	PUERTO RICO CMWLTH	7/1/2040	6.50	1,522,603	1,153,035
500,000	PUERTO RICO ELEC PWR AUTH PWR REVENUE	7/1/2025	0.85	500,000	351,120
1,000,000	PUERTO RICO ELEC PWR AUTH PWRREVENUE	7/1/2030	7.25	1,036,613	865,290
1,000,000	PUERTO RICO INDL TOURIST EDUCTNL MED & ENVRNMNTL CONTROL FAC	11/15/2025	6.13	1,007,032	1,009,780
1,000,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE(b)	8/1/2033	1.88	610,899	563,520
500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	8/1/2057	1.11	500,000	291,190
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,260,000	1,336,343
500,000	RED RIVER TX HLTH FACS DEV CORP FIRST MTGE REVENUE	1/1/2032	5.50	514,308	462,530
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	1.38	702,471	925,750
750,000	REEF-SUNSET CA UNIF SCH DIST(b)	8/1/2038	1.30	505,544	443,775
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	493,858	546,920
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	994,372	984,470
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	623,490
325,000	RICHMOND IN HOSP AUTH REVENUE	1/1/2029	6.50	315,793	352,706
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,027,270	1,061,940
3,000,000	ROBLA CA SCH DIST(b)	8/1/2036	3.22	790,903	811,170
500,000	S BAYSIDE CA WST MGMT AUTH SOL WST ENTERPRISE REVENUE	9/1/2029	6.25	512,640	545,550
1,000,000	S COAST IN CONSERVANCY DIST	1/1/2028	5.25	994,979	911,740
595,000	S WSTRN IL DEV AUTH	10/1/2022	7.00	595,000	474,066
190,000	S WSTRN IL DEV AUTH	11/1/2026	5.63	188,900	148,943
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	0.75	350,000	259,784
645,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	645,000	647,780
107,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	105,006	111,307
500,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2040	5.88	493,022	513,385
460,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2026	6.00	347,110	463,505
500,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2038	6.00	371,851	486,800
1,000,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2039	6.25	1,014,390	1,000,390
425,694	SAINT JOSEPH CNTY IN HOSP AUTH HLTH FACS REVENUE(d)	2/15/2028	5.25	431,280	45,962
500,000	SAINT LOUIS CNTY MO INDL DEV AUTH	8/15/2032	5.88	500,000	459,895
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	774,501	722,235
88,054	SAINT TAMMANY PARISH LA FIN AUTH SF MTGE REVENUE	12/1/2039	5.25	90,036	89,114
1,000,000	SALEM OR HOSP FAC AUTH REVENUE	5/15/2027	5.75	1,025,556	1,007,020
500,000	SALINE MI ECON DEV CORP	6/1/2032	5.25	503,420	460,290
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	503,850
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,069,552	1,023,030

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	$517,738	550,725
1,450,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2027	5.50	1,217,410	1,481,798
1,000,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2032	5.50	1,013,160	1,010,850
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,021,310	1,059,780
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	787,553	805,012
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(c)	10/1/2024	5.50	503,203	523,720
1,000,000	SEMINOLE TX HOSP DIST	2/15/2034	5.00	979,940	1,001,000
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	488,279	480,855
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2019	5.35	134,966	11,254
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2029	5.55	556,862	46,894
475,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	469,862	492,119
195,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2032	5.50	195,000	199,803
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	357,199	216,505
228,572	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.04	225,000	229
152,775	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.14	145,119	153
533,336	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2047	6.00	525,109	311,703
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,494,258	1,525,930
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,504	487,440
290,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	224,746	222,413
1,000,000	SPARKS NV REDEV AGY TAX INCR REVENUE	6/1/2020	7.25	992,203	1,046,280
1,000,000	SPARKS NV REDEV AGY TAX INCR REVENUE	1/15/2022	5.00	982,000	1,025,140
1,000,000	SPRINGFIELD IL ELEC REVENUE	3/1/2035	5.00	1,030,229	969,280
155,000	STERLING HILL FL CDD CAPITAL IMPT REVENUE(d)	11/1/2010	5.50	155,000	93,000
2,500,000	SULPHUR SPRINGS CA UNION SCH DIST COPS(b)	12/1/2037	1.00	1,893,873	2,391,600
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,481,225	1,285,050
500,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2030	6.38	491,668	500,210
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,108,684	1,002,970
150,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	2/15/2016	7.25	150,000	150,303
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2019	7.75	750,000	819,780
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2026	6.00	1,019,282	1,005,560

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2036	6.00	$762,488	743,460
470,000	TENNESSEE ST HSG DEV AGY	7/1/2038	5.45	470,000	482,751
1,965,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	1,965,000	1,590,333
550,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	550,000	565,455
250,000	TEXAS ST MUNI GAS ACQUISITION & SPLY CORP I GAS SPLY REVENUE	12/15/2026	1.62	250,000	216,253
2,000,000	TEXAS ST PRIV ACTIVITY BOND SURFACE TRANSPRTN CORP REVENUE	6/30/2033	7.50	2,047,625	2,288,180
800,000	TEXAS ST STUDENT HSG AUTH REVENUE(d)	1/1/2033	11.00	800,000	8
650,000	TOBACCO SETTLEMENT FING CORP LA REVENUE	5/15/2030	5.50	684,923	664,235
360,257	TODD CREEK FARMS CO MET DIST #1 WTR & WSTWTR REVENUE(d)(e)	12/1/2009	4.75	356,355	180,129
300,000	TOLOMATO FL CDD(d)	5/1/2017	6.38	300,000	147,210
100,000	TOLOMATO FL CDD(d)	5/1/2017	6.38	100,000	1
95,000	TOLOMATO FL CDD	5/1/2017	6.38	95,000	90,886
10,000	TOLOMATO FL CDD(d)	5/1/2017	6.38	10,000	9,808
35,000	TOLOMATO FL CDD(b)	5/1/2039	1.39	22,423	25,726
90,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	57,620	53,921
50,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	32,011	22,174
2,000,000	TORRANCE CA UNIF SCH DIST(b)	8/1/2023	4.12	1,097,259	1,354,400
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	2.00	442,395	485,070
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	11/1/2016	6.25	1,000,000	1,001,450
525,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2017	5.50	518,862	524,181
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2022	6.00	991,188	977,040
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	520,854	508,010
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	2.33	793,721	933,225
600,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2018	6.38	600,000	624,090
500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2025	6.50	500,000	520,785
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,540,224	1,530,210
445,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2032	4.95	445,000	442,321
715,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	715,000	751,215
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	482,816	506,008
10,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	10,743	11,732
1,000,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	995,031	969,240
985,000	VERMONT ST HSG FIN AGY MULTI FAMILY	8/15/2041	3.80	968,305	789,822
500,000	VERONA WALK FL CDD	5/1/2030	4.25	496,447	449,165
1,000,000	VIRGIN ISLANDS PUBLIC FIN AUTH REVENUE	10/1/2042	5.00	1,040,357	937,550
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	904,330
1,500,000	VIRGINIA ST HSG DEV AUTH	10/1/2038	5.10	1,500,000	1,531,485
750,000	VIRGINIA ST HSG DEV AUTH	12/1/2038	4.60	746,383	727,110
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,014,220
595,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2025	6.00	595,000	643,469
810,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2031	6.25	823,198	881,248
2,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	2,496,293	2,165,725
3,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2038	4.80	3,000,000	2,998,920

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	W CAMPUS HSG LLC AZ STUDENT HSG REVENUE	7/1/2025	5.00	$893,185	958,720
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	3/1/2029	7.12	977,117	1,188,640
250,000	WASHINGTON ST HSG FIN COMMISSION	10/1/2017	5.00	250,000	250,032
1,500,000	WASHINGTON ST HSG FIN COMMISSION	10/1/2022	6.00	1,500,000	1,453,440
1,500,000	WASHINGTON ST HSG FIN COMMISSION	7/1/2030	3.50	1,500,000	1,255,725
500,000	WASHINGTON ST HSG FIN COMMISSION	7/1/2033	5.00	546,356	475,265
500,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2033	3.50	500,000	410,930
1,935,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2017	5.25	1,916,274	1,903,111
425,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2039	0.87	354,049	193,898
6,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	8,192	5,399
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	589,060	537,630
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,344,452
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,016,536	1,146,020
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,021,234	1,066,030
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	12/1/2034	6.31	1,000,000	648,590
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/15/2036	5.00	1,018,361	980,030
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	1,051,643	945,180
720,000	WSTRN GENERATION AGY OR COGENERATION PROJ REVENUE	1/1/2021	5.00	720,122	696,557
500,000	WYOMING CMNTY DEV AUTH STUDENTHSG REV	7/1/2031	6.25	500,000	512,895
2,815,000	WYOMING ST CMNTY DEV AUTH HSGREVENUE	12/1/2038	4.05	2,815,000	2,414,116
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(d)	5/1/2013	5.25	355,352	139,306
	Sub-total Municipal Bonds:			442,212,108	424,597,403	90.86%
Short-Term Investments:
10,372,927	NORTHERN INSTITUTIONAL FUNDS - TAX-EXEMPT PORTFOLIO, 0.01%(g)			10,372,927	10,372,927
	Sub-total Short-Term Investments:			10,372,927	10,372,927	2.22%
	Grand total(h)			$482,188,326	464,492,445	99.40%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor. Securities of sufficient credit quality with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(e)	This security is being fair valued according to procedures adopted by the Board of Trustees.
(f)

Restricted security that has been deemed illiquid. At September 30, 2013, the value of these restricted illiquid securities amounted to approximately $440,290 or 0.09% of net assets. Additional information on each restricted illiquid security is as follows:

	ACQUISITION AND	ACQUISITION
SECURITY	ENFORCEABLE DATE	COST
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.13%, 10/1/27	9/28/07	$728,963
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.25%, 10/1/37	9/28/07	483,580
MICHIGAN ST PUBLIC EDUCTNL FACS AUTH, 6.00%, 9/1/16	9/24/07 - 4/12/11	691,563

(g)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2012, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $18,121,788 with net sales of approximately $7,748,861 during the nine months ended September 30, 2013.

(h)

At September 30, 2013, the cost for Federal income tax purposes was $482,188,326. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$16,232,153
Gross unrealized depreciation	(33,928,034)
Net unrealized depreciation	$(17,695,881)

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
California	11.34%
Illinois	7.22
Florida	6.85
Texas	6.32
Ohio	5.42
Indiana	4.83
New York	4.22
New Jersey	3.12
Michigan	2.74
Massachusetts	2.66
Other	45.28
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

Fair value is an estimate of the price the Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Tax-Exempt Bond Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Debt securities are valued at the market price supplied by an independent pricing vendor when maturing more than 60 days from the valuation date and at amortized cost, which approximates fair value, when maturing within 60 days of the valuation date. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Security transactions are accounted for as of trade date. Wherever possible, the Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Tax-Exempt Bond Fund’s investments, which are carried at fair value as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$29,522,115	$—	$—	$29,522,115
Municipal Bonds
Airport	—	567,095	—	567,095
Bond Bank	—	2,575,915	—	2,575,915
Development	—	20,929,711	180,129	21,109,840
Education	—	38,741,875	—	38,741,875
Facilities	—	4,599,242	—	4,599,242
General	—	47,891,939	3,515	47,895,454
General Obligation	—	13,169,213	—	13,169,213
Higher Education	—	14,828,345	—	14,828,345
Housing	—	33,668,028	—	33,668,028
Medical	—	49,234,428	175,700	49,410,128
Mello-Roos	—	647,780	—	647,780
Multifamily Housing	—	28,677,816	—	28,677,816
Nursing Home	—	46,516,572	—	46,516,572
Pollution	—	2,650,777	—	2,650,777
Power	—	5,620,189	—	5,620,189
School District	—	26,295,587	—	26,295,587
Single Family Housing	—	60,524,691	—	60,524,691
Student Loan	—	4,330,939	—	4,330,939
Tobacco Settlement	—	888,110	—	888,110
Transportation	—	11,571,511	—	11,571,511
Utilities	—	2,168,492	—	2,168,492
Water	—	8,139,804	—	8,139,804
Short-Term Investments	10,372,927	—	—	10,372,927

Total Assets	$39,895,042	$424,238,059	$359,344	$464,492,445

For the Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bond securities and short-term investments.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.

As of September 30, 2013, the Valuation Committee had determined the fair valuation of municipal bonds based on inputs such as the last traded price at the time of significant events or the default of a municipal bond. The Valuation Committee also looked at observations of similar securities which are not currently openly traded in the active market. Finally, the Valuation Committee considered other events in determining fair valuation including the nature of the security and whether it is traded openly in the active market. Such investments have been classified as Level 3 instruments.

The Tax-Exempt Bond Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, there were no transfers between any of the Level 1 or Level 2 classification based on levels assigned to the securities on December 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Bonds
	Development	General	Higher Education		Medical		Power	Total
Balance as of 12/31/12	$180,130	$11,765	$909,527		$1,252,138		$619,400	$2,972,960
Realized Gains	—	—	—		1,027		—	1,027
Realized Losses	(53,963)	(14,478)	(2,339)		—		—	(70,780)
Change in Unrealized Appreciation	69,999	13,452	112,058		—		51,600	247,109
Change in Unrealized Depreciation	—	—	—		(142,408)		—	(142,408)
Sales	(16,037)	(7,224)	(70,311)		(33,076)		(671,000)	(797,648)
Transfers into Level 3(1)	—	—	—		—		—	—
Transfers out of Level 3(1)	—	—	(948,935	)(2)	(901,981	)(2)	—	(1,850,916)
Balance as of 9/30/13	$180,129	$3,515	$—		$175,700		$—	$359,344
Change in net unrealized appreciation (depreciation)(3)	$—	$13,452	$—		$(61,681)		$—	$(48,229)

(1)	The value of Transfers into and out of Level 3 is measured using the fair value as of the end of the period September 30, 2013.
(2)	Transferred from Level 3 to Level 2 due to securities being valued based on an adjusted evaluated prices provided by the primary pricing provider.
(3)	The amount of change in net unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2013.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2013

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Argentina:
11,295	MERCADOLIBRE, INC.	$1,153,510	1,523,808
		1,153,510	1,523,808	0.31%
Australia:
9,284	AGL ENERGY LTD.	105,943	133,553
51,722	ALUMINA LTD.(b)	50,177	49,458
11,304	AMCOR LTD.	97,450	110,306
36,255	AMP LTD.	95,058	155,921
10,115	APA GROUP	50,066	56,335
21,346	ASCIANO LTD.	100,771	116,097
4,593	ASX LTD.	114,203	147,955
25,843	AURIZON HOLDINGS LTD.	91,220	112,830
50,341	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	712,399	1,445,525
6,281	BENDIGO AND ADELAIDE BANK LTD.	52,780	58,713
179,910	BGP HOLDINGS PLC - (FRACTIONAL SHARES)(b)(c)	-	-
58,607	BHP BILLITON LTD.	1,389,859	1,954,066
10,199	BORAL LTD.	28,970	45,670
32,841	BRAMBLES LTD.	174,637	279,106
514,270	CARDNO LTD.	3,605,569	2,979,325
40,505	CFS RETAIL PROPERTY TRUST GROUP	46,791	75,574
6,261	COCA-COLA AMATIL LTD.	34,318	71,609
971	COCHLEAR LTD.	35,893	54,786
26,732	COMMONWEALTH BANK OF AUSTRALIA	1,194,651	1,775,855
6,418	COMPUTERSHARE LTD.	56,556	59,395
417,094	CREDIT CORP. GROUP LTD.	3,445,438	3,712,081
9,576	CSL LTD.	226,091	571,741
636,128	DECMIL GROUP LTD.	1,673,589	1,335,249
85,105	DEXUS PROPERTY GROUP	62,970	79,791
22,356	ECHO ENTERTAINMENT GROUP LTD.	70,002	57,979
402,211	EMECO HOLDINGS LTD.	302,613	88,177
25,256	FEDERATION CENTRES LTD.	52,870	53,720
21,110	FORTESCUE METALS GROUP LTD.	37,574	93,544
18,737	GOODMAN GROUP	48,414	85,301
36,747	ILUKA RESOURCES LTD.	390,455	392,863
36,603	INCITEC PIVOT LTD.	83,901	91,855
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	261,896
2,773	LEIGHTON HOLDINGS LTD.	49,627	49,798
10,015	LEND LEASE GROUP	61,130	94,925
9,837	MACQUARIE GROUP LTD.	195,127	439,667
13,956	METCASH LTD.	38,758	41,663
37,974	MIRVAC GROUP	50,570	61,641
39,852	NATIONAL AUSTRALIA BANK LTD.	675,928	1,275,947
10,693	NEWCREST MINING LTD.	122,810	116,713
2,684	ORICA LTD.	65,847	50,228
20,046	ORIGIN ENERGY LTD.	226,733	263,683
319,647	PACIFIC BRANDS LTD.	185,549	225,140
416	PERPETUAL LTD.	7,027	15,229
36,732	QANTAS AIRWAYS LTD.(b)	46,697	50,544
17,145	QBE INSURANCE GROUP LTD.	233,677	234,640
2,468	RAMSAY HEALTH CARE LTD.	49,765	83,370
7,202	RIO TINTO LTD.	402,208	414,815
22,469	SANTOS LTD.	244,511	316,097
5,884	SEEK LTD.	49,598	65,212
4,898	SHOPPING CENTRES AUSTRALASIA
	PROPERTY GROUP	7,202	6,991
403,238	SLATER & GORDON LTD.	824,090	1,373,060
9,824	SONIC HEALTHCARE LTD.	79,849	148,378
34,990	STOCKLAND	132,305	126,325
16,581	SUNCORP GROUP LTD.	177,259	202,172
8,477	TABCORP HOLDINGS LTD.	15,377	25,939
8,846	TATTS GROUP LTD.	14,773	25,583
50,353	TELSTRA CORP. LTD.	207,723	233,462
22,161	TOLL HOLDINGS LTD.	98,848	120,529
21,881	TRANSURBAN GROUP	88,365	138,807
448,302	WEBJET LTD.	1,928,545	1,601,786
16,022	WESFARMERS LTD.(b)	597,089	614,767
42,659	WESTFIELD GROUP	253,085	438,160
50,298	WESTFIELD RETAIL TRUST	103,414	139,361

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
59,259	WESTPAC BANKING CORP.	$833,676	1,809,403
26,663	WHITEHAVEN COAL LTD.(b)	49,665	49,997
10,898	WOODSIDE PETROLEUM LTD.	352,177	389,488
22,832	WOOLWORTHS LTD.	435,292	745,499
3,542	WORLEYPARSONS LTD.	57,010	80,361
		23,512,826	28,575,656	5.90%
Austria:
35,426	ANDRITZ A.G.	2,077,031	2,082,627
5,146	ERSTE GROUP BANK A.G.	114,055	162,627
33,719	IMMOFINANZ A.G.(b)	94,190	147,205
1,383	OMV A.G.	50,806	68,291
3,309	RAIFFEISEN BANK INTERNATIONAL A.G.	106,621	108,289
313	STRABAG S.E. (BEARER)	5,505	7,808
19,070	TELEKOM AUSTRIA A.G.	124,529	159,901
1,368	VOESTALPINE A.G.	51,509	65,413
29,760	WIENERBERGER A.G.	239,407	522,586
		2,863,653	3,324,747	0.69%
Belgium:
9,207	AGEAS	155,603	372,923
13,822	ANHEUSER-BUSCH INBEV N.V.	502,521	1,375,879
10,910	BARCO N.V.	740,520	863,436
2,190	BELGACOM S.A.	49,577	58,218
1,645	COLRUYT S.A.	74,892	91,321
1,238	DELHAIZE GROUP S.A.	51,243	78,030
13,233	GROUPE BRUXELLES LAMBERT S.A.	1,093,923	1,125,515
4,347	KBC GROEP N.V.	101,356	213,563
415	SOLVAY S.A., CLASS A	57,004	62,235
1,091	UCB S.A.	30,548	66,404
1,457	UMICORE S.A.	72,577	70,782
		2,929,764	4,378,306	0.90%

Bermuda:
111,580	AFRICAN MINERALS LTD.(b)	433,054	406,433
		433,054	406,433	0.08%
Brazil:
81,476	BRF S.A. ADR(b)(d)	1,527,515	1,998,606
13,600	CIA DE SANEAMENTO DE MINAS GERAIS-COPASA(b)	328,620	214,773
52,700	DIAGNOSTICOS DA AMERICA S.A.	304,541	277,731
6,300	LOJAS RENNER S.A.(b)	231,972	180,589
66,003	TOTVS S.A.(b)	1,023,197	1,116,479
		3,415,845	3,788,178	0.78%
Canada:
31,400	AGF MANAGEMENT LTD., CLASS B	334,748	388,670
2,346	AGNICO EAGLE MINES LTD.	80,562	62,132
3,934	AGRIUM, INC.	176,472	330,631
4,900	ARC RESOURCES LTD.	108,943	124,968
6,274	ATHABASCA OIL CORP.(b)	48,604	47,814
37,500	ATS AUTOMATION TOOLING SYSTEMS, INC.(b)	337,229	501,675
10,306	BANK OF MONTREAL	623,553	687,867
17,922	BANK OF NOVA SCOTIA	896,716	1,026,550
10,293	BARRICK GOLD CORP.	278,407	191,660
3,479	BAYTEX ENERGY CORP.	151,408	143,578
2,535	BCE, INC.	107,329	108,335
12,732	BOMBARDIER, INC., CLASS B	50,302	59,207
3,100	BONAVISTA ENERGY CORP.	50,156	38,914
13,183	BROOKFIELD ASSET MANAGEMENT, INC.,
	CLASS A	220,688	493,251
11,740	CAE, INC.	85,345	128,564
11,081	CAMECO CORP.	198,977	199,879
49,900	CANACCORD FINANCIAL, INC.	261,393	321,185
6,440	CANADIAN IMPERIAL BANK OF COMMERCE	260,643	513,049
9,614	CANADIAN NATIONAL RAILWAY CO.	389,611	974,140
22,632	CANADIAN NATIONAL RAILWAY CO.
	(NEW YORK EXCHANGE)	2,001,787	2,294,206
19,866	CANADIAN NATURAL RESOURCES LTD.	433,114	624,302
4,722	CANADIAN OIL SANDS LTD.	97,388	91,502
4,295	CANADIAN PACIFIC RAILWAY LTD.	154,434	529,927

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
18,000	CANADIAN PACIFIC RAILWAY LTD.
	(NEW YORK EXCHANGE)	$2,140,738	2,219,400
744	CANADIAN TIRE CORP. LTD., CLASS A	50,047	65,895
12,184	CENOVUS ENERGY, INC.	374,297	363,610
10,919	CGI GROUP, INC., CLASS A(b)	90,696	383,206
1,964	CI FINANCIAL CORP.	49,854	59,375
5,882	CRESCENT POINT ENERGY CORP.	190,849	222,706
675	DOLLARAMA, INC.	46,003	54,856
18,500	DOREL INDUSTRIES, INC., CLASS B	668,249	673,511
5,431	ELDORADO GOLD CORP.	48,575	36,644
11,548	ENBRIDGE, INC.	488,852	482,302
11,992	ENCANA CORP.	240,407	207,230
32,200	ENERFLEX LTD.	376,606	434,210
3,995	ENERPLUS CORP.	57,117	66,128
32,600	ENSIGN ENERGY SERVICES, INC.	509,675	558,287
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	85,330
2,200	FINNING INTERNATIONAL, INC.	51,485	50,598
6,854	FIRST QUANTUM MINERALS LTD.	123,021	127,625
3,100	FORTIS, INC.	105,357	94,169
1,695	FRANCO-NEVADA CORP.	78,995	76,897
24,500	GENWORTH MI CANADA, INC.	510,922	689,059
3,052	GILDAN ACTIVEWEAR, INC.	33,435	141,630
14,274	GOLDCORP, INC.	438,074	371,383
2,200	GREAT-WEST LIFECO, INC.	49,273	64,096
26,246	HOME CAPITAL GROUP, INC.	1,322,746	1,835,347
100,009	HUDBAY MINERALS, INC.	913,404	818,481
5,697	HUSKY ENERGY, INC.	144,766	163,822
14,262	IAMGOLD CORP.	78,431	68,122
2,500	IGM FINANCIAL, INC.	100,363	116,645
39,140	IMPERIAL OIL LTD.	1,654,099	1,718,657
1,593	INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL
	SERVICES, INC.	51,268	67,305
1,899	INTACT FINANCIAL CORP.	119,497	113,898
1,500	LOBLAW COS. LTD.	53,150	66,273
4,738	MAGNA INTERNATIONAL, INC.	61,549	390,751
34,374	MANULIFE FINANCIAL CORP.	420,235	568,645
1,542	MEG ENERGY CORP.(b)	49,741	53,204
3,469	METHANEX CORP.	31,828	178,089
1,000	METRO, INC.	54,328	62,550
33,360	MTY FOOD GROUP, INC.	1,002,524	1,093,701
28,100	MULLEN GROUP LTD.	636,395	684,734
2,501	NATIONAL BANK OF CANADA	186,303	206,553
11,280	NEW GOLD, INC.(b)	90,970	67,239
2,600	ONEX CORP.	105,376	136,556
1,641	OPEN TEXT CORP.	72,477	122,623
4,328	PAN AMERICAN SILVER CORP.	53,923	45,715
4,772	PEMBINA PIPELINE CORP.	40,530	158,163
19,434	PENGROWTH ENERGY CORP.	99,676	114,334
7,900	PENN WEST PETROLEUM LTD.	85,291	87,663
14,521	POTASH CORP. OF SASKATCHEWAN, INC.	406,729	454,076
4,200	POWER CORP. OF CANADA	105,623	118,654
1,900	POWER FINANCIAL CORP.	52,280	59,119
2,701	RITCHIE BROS AUCTIONEERS, INC.	50,064	54,385
10,807	ROGERS COMMUNICATIONS, INC., CLASS B	262,922	464,678
27,108	ROYAL BANK OF CANADA	922,860	1,736,933
2,400	SAPUTO, INC.	103,951	113,866
9,661	SHAW COMMUNICATIONS, INC., CLASS B	153,543	224,349
2,227	SHOPPERS DRUG MART CORP.	94,125	128,252
1,932	SILVER WHEATON CORP.	53,156	47,866
2,700	SNC-LAVALIN GROUP, INC.	100,004	111,009
11,810	SUN LIFE FINANCIAL, INC.	235,812	377,214
27,174	SUNCOR ENERGY, INC.	655,919	971,621
24,791	TALISMAN ENERGY, INC.	289,882	284,481
4,772	TECK RESOURCES LTD., CLASS B	134,516	128,236
6,148	TELUS CORP.	109,313	203,769
4,489	TIM HORTONS, INC.	137,057	260,349
16,563	TORONTO-DOMINION BANK (THE)	671,143	1,491,241
1,800	TOURMALINE OIL CORP.(b)	51,783	73,132

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
3,818	TRANSALTA CORP.	$60,803	49,595
9,817	TRANSCANADA CORP.	412,215	431,260
32,500	TRICAN WELL SERVICE LTD.	422,140	442,042
4,105	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	239,640	428,015
2,256	VERMILION ENERGY, INC.	83,841	124,008
19,653	YAMANA GOLD, INC.	186,540	204,343

		27,547,656	35,331,716	7.30%
China:
118,000	AAC TECHNOLOGIES HOLDINGS, INC.	407,782	536,301
10,028	BAIDU, INC. ADR(b)(d)	935,824	1,556,145
1,266,383	CHINA MEDICAL SYSTEM HOLDINGS LTD.	879,422	1,082,546
324,000	DAPHNE INTERNATIONAL HOLDINGS LTD.	235,667	197,594
2,382,000	KINGDEE INTERNATIONAL SOFTWARE GROUP
	CO. LTD.(b)	469,113	684,880
488,800	PRINCE FROG INTERNATIONAL HOLDINGS LTD.	238,534	341,585
1,528,000	SHANDONG WEIGAO GROUP MEDICAL POLYMER CO. LTD., CLASS H	1,856,233	1,499,256
884,000	SPRINGLAND INTERNATIONAL HOLDINGS LTD.	484,941	478,707
51,500	TENCENT HOLDINGS LTD.	1,799,291	2,701,195
		7,306,807	9,078,209	1.88%
Denmark:
10	A.P. MOELLER - MAERSK A/S, CLASS A	46,408	86,485
24	A.P. MOELLER - MAERSK A/S, CLASS B	125,436	220,058
12,303	CARLSBERG A/S, CLASS B	986,470	1,267,545
1,500	COLOPLAST A/S, CLASS B	27,666	85,406
13,100	DANSKE BANK A/S(b)	138,182	282,050
200	FLSMIDTH & CO. A/S	6,012	10,774
10,470	NOVO NORDISK A/S ADR(d)	1,771,478	1,771,733
6,890	NOVO NORDISK A/S, CLASS B	664,352	1,169,767
49,742	NOVOZYMES A/S, CLASS B	1,373,149	1,902,847
2,600	PANDORA A/S	18,150	107,384
15,973	TDC A/S	107,272	135,158
3,250	TOPDANMARK A/S(b)	33,362	83,710
		5,297,937	7,122,917	1.47%
Finland:
59,010	AMER SPORTS OYJ	756,234	1,197,475
4,509	FORTUM OYJ	87,100	101,626
57,740	HUHTAMAKI OYJ	966,272	1,237,319
1,396	KESKO OYJ, CLASS B	30,705	41,889
2,451	KONE OYJ, CLASS B	86,493	218,679
1,849	METSO OYJ	62,227	72,641
11,359	NESTE OIL OYJ	110,935	251,251
61,900	NOKIA OYJ(b)	203,584	406,816
2,240	NOKIAN RENKAAT OYJ	31,306	113,761
10,565	POHJOLA BANK PLC, CLASS A	85,425	175,516
1,697	SAMPO OYJ, CLASS A	56,535	72,914
15,829	STORA ENSO OYJ (REGISTERED)	75,698	134,160
11,934	UPM-KYMMENE OYJ	99,928	165,163
2,352	WARTSILA OYJ ABP	56,960	106,212
		2,709,402	4,295,422	0.89%
France:
2,714	ACCOR S.A.	79,809	112,866
3,200	AIR FRANCE-KLM(b)	22,485	31,858
5,429	AIR LIQUIDE S.A.	664,882	756,129
4,036	ALSTOM S.A.	142,736	143,764
15,974	ARCELORMITTAL	233,322	219,562
1,165	ARKEMA S.A.	98,307	129,789
30,343	AXA S.A.	403,058	702,973
26,840	BENETEAU S.A.(b)	272,439	433,910
16,306	BNP PARIBAS S.A.	672,088	1,102,979
3,068	CAP GEMINI S.A.	111,959	182,499
10,544	CARREFOUR S.A.	248,258	361,960
2,177	CASINO GUICHARD PERRACHON S.A.	172,738	224,332
2,998	CGG(b)	87,186	69,091
994	CHRISTIAN DIOR S.A.	84,311	194,919
7,447	CIE DE ST-GOBAIN	248,952	368,784

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN	$180,725	377,480
16,517	CREDIT AGRICOLE S.A.(b)	122,492	182,134
11,002	DANONE S.A.	567,706	828,149
3,633	EDENRED	65,572	117,958
14,107	ELECTRICITE DE FRANCE S.A.	261,183	446,199
3,084	ESSILOR INTERNATIONAL S.A.	309,422	331,689
2,747	EURAZEO	104,305	176,375
6,259	EUROPEAN AERONAUTIC DEFENCE AND SPACE
	CO. N.V.	83,767	398,776
3,160	EUTELSAT COMMUNICATIONS S.A.	100,178	99,907
17,386	GDF SUEZ	351,116	436,779
564	GECINA S.A.	51,331	72,127
13,307	GROUPE EUROTUNNEL S.A. (REGISTERED)	102,800	121,282
304	ILIAD S.A.	29,549	70,944
15,920	IPSOS	510,553	598,308
2,121	JCDECAUX S.A.	50,974	78,091
1,218	KERING	223,744	272,953
2,335	KLEPIERRE	57,367	101,243
4,713	LAFARGE S.A.	166,939	328,299
4,882	LEGRAND S.A.	111,114	270,888
4,633	L’OREAL S.A.	385,425	795,691
11,635	LVMH MOET HENNESSY LOUIS VUITTON S.A.	1,564,357	2,291,804
15,891	NATIXIS	49,085	76,061
34,547	ORANGE S.A.	364,836	433,205
3,500	PERNOD-RICARD S.A.	239,500	434,623
12,969	PEUGEOT S.A.(b)	94,513	213,173
2,007	PUBLICIS GROUPE S.A.	121,945	159,706
5,954	RENAULT S.A.	173,471	474,674
2,444	REXEL S.A.	51,580	62,160
2,397	SAFRAN S.A.	103,557	147,660
19,719	SANOFI	1,170,380	1,999,963
11,344	SCHNEIDER ELECTRIC S.A.	504,223	959,324
1,813	SCOR S.E.	36,441	60,030
5,515	SES S.A.	114,220	157,800
457	SOCIETE BIC S.A.	49,235	53,139
11,367	SOCIETE GENERALE S.A.	395,442	566,366
39,774	SOCIETE TELEVISION FRANCAISE 1	369,195	692,243
4,172	SODEXO	221,116	389,273
13,444	SODEXO PRIME FIDELITE(b)	721,006	1,254,407
1,115	TECHNIP S.A.	111,452	130,917
45,094	TOTAL S.A.	2,281,070	2,616,828
1,808	UNIBAIL-RODAMCO S.E.	228,178	448,588
2,466	VALLOUREC S.A.	112,672	147,690
17,297	VEOLIA ENVIRONNEMENT S.A.	184,022	295,428
7,810	VINCI S.A.	316,569	454,011
50,321	VIVENDI S.A.	967,412	1,157,645
1,345	WENDEL S.A.	91,561	182,322
		18,015,830	26,999,727	5.58%
Germany:
3,492	ADIDAS A.G.	145,098	378,783
8,718	ALLIANZ S.E. (REGISTERED)	780,413	1,370,480
16,707	BASF S.E.	672,193	1,602,486
15,120	BAYER A.G. (REGISTERED)	808,915	1,782,866
4,692	BAYERISCHE MOTOREN WERKE A.G.	433,184	504,442
1,591	BEIERSDORF A.G.	86,858	141,283
435	BRENNTAG A.G.	47,835	72,414
7,652	CELESIO A.G.	109,249	172,257
16,269	COMMERZBANK A.G.(b)	189,114	187,301
916	CONTINENTAL A.G.	47,943	155,273
22,535	CTS EVENTIM A.G.	667,381	993,859
17,639	DAIMLER A.G. (REGISTERED)	589,912	1,374,982
14,849	DEUTSCHE BANK A.G. (REGISTERED)	563,583	681,803
14,246	DEUTSCHE BOERSE A.G.	760,312	1,071,755
3,261	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(b)	35,709	63,594
19,219	DEUTSCHE POST A.G. (REGISTERED)	228,974	637,790
42,716	DEUTSCHE TELEKOM A.G. (REGISTERED)	491,621	619,202
27,124	E.ON S.E.	500,011	482,535
3,460	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	218,760	225,103

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
2,289	FRESENIUS S.E. & CO. KGAA	$150,261	284,337
1,527	GEA GROUP A.G.	49,653	62,708
11,960	GERRESHEIMER A.G.	619,616	716,454
17,275	GILDEMEISTER A.G.	362,982	470,682
2,580	HANNOVER RUECK S.E.	110,107	189,735
3,952	HEIDELBERGCEMENT A.G.	143,515	304,802
671	HENKEL A.G. & CO. KGAA	49,267	59,431
2,600	HOCHTIEF A.G.	108,936	226,978
21,437	INFINEON TECHNOLOGIES A.G.	120,692	214,463
29,940	JENOPTIK A.G.	266,198	468,230
1,680	KABEL DEUTSCHLAND HOLDING A.G.(b)	100,991	197,505
31,830	KLOECKNER & CO. S.E.(b)	328,691	431,473
1,013	LANXESS A.G.	69,793	65,754
3,200	LEONI A.G.	153,070	194,615
2,743	LINDE A.G.	475,408	543,271
465	MAN S.E.	50,636	55,447
1,025	MERCK KGAA	86,079	159,952
1,559	METRO A.G.	48,976	61,796
4,041	MUENCHENER RUECKVERSICHERUNGS
	A.G. (REGISTERED)	512,591	789,689
1,517	OSRAM LICHT A.G.(b)	42,957	71,214
1,489	PROSIEBENSAT.1 MEDIA A.G.	25,180	63,252
2,770	RATIONAL A.G.	702,746	826,301
3,598	RWE A.G.	99,387	122,370
1,130	SALZGITTER A.G.	50,070	46,954
17,263	SAP A.G.	695,154	1,276,777
15,179	SIEMENS A.G. (REGISTERED)	992,309	1,828,839
7,661	THYSSENKRUPP A.G.(b)	152,398	183,239
7,071	TUI A.G.(b)	57,698	90,341
483	VOLKSWAGEN A.G.	48,103	109,547
4,865	WINCOR NIXDORF A.G.	180,079	303,807
23,312	WIRECARD A.G.	532,960	797,429
		14,763,568	23,735,600	4.90%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.(b)	54,075	70,273
25,090	JUMBO S.A.(b)	160,349	312,615
		214,424	382,888	0.08%
Hong Kong:
220,400	AIA GROUP LTD.	733,244	1,035,803
5,100	ASM PACIFIC TECHNOLOGY LTD.	52,284	51,750
82,500	BOC HONG KONG HOLDINGS LTD.	169,112	264,863
9,045,647	BONJOUR HOLDINGS LTD.	1,209,285	2,006,023
28,000	CHEUNG KONG HOLDINGS LTD.	277,057	426,359
10,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	46,496	69,302
36,500	CLP HOLDINGS LTD.	253,113	297,190
27,800	ESPRIT HOLDINGS LTD.	35,637	44,518
26,000	GALAXY ENTERTAINMENT GROUP LTD.(b)	67,404	182,365
868,796	HAIER ELECTRONICS GROUP CO. LTD.	1,669,103	1,682,502
44,000	HANG LUNG PROPERTIES LTD.	116,126	149,770
18,600	HANG SENG BANK LTD.	228,767	303,369
14,300	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	88,316
13,400	HONG KONG EXCHANGES AND CLEARING LTD.	226,037	214,755
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	201
4,000	HOPEWELL HOLDINGS LTD.	10,853	13,383
41,000	HUTCHISON WHAMPOA LTD.	238,015	491,097
12,000	HYSAN DEVELOPMENT CO. LTD.	49,052	53,456
27,000	KERRY PROPERTIES LTD.	90,767	115,054
120,000	LI & FUNG LTD.	153,985	174,525
40,500	LINK REIT (THE)	84,196	198,691
26,800	MGM CHINA HOLDINGS LTD.	51,645	88,978
1,250,000	MIE HOLDINGS CORP.	305,659	267,538
30,500	MTR CORP. LTD.	88,703	120,728
54,000	NEW WORLD DEVELOPMENT CO. LTD.	62,818	81,182
43,500	NWS HOLDINGS LTD.	52,824	67,528
1,578,300	PAX GLOBAL TECHNOLOGY LTD.(b)	531,041	665,434

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
190,000	PCCW LTD.	$77,805	84,026
11,310,213	PICO FAR EAST HOLDINGS LTD.	3,184,156	3,704,011
3,786,906	PORTS DESIGN LTD.	2,917,769	2,665,907
24,000	POWER ASSETS HOLDINGS LTD.	139,092	214,752
24,430,712	REXLOT HOLDINGS LTD.	1,565,092	1,921,471
48,000	SANDS CHINA LTD.	128,061	296,755
22,000	SHANGRI-LA ASIA LTD.	29,501	36,421
59,400	SINO LAND CO. LTD.	80,601	87,462
25,000	SJM HOLDINGS LTD.	52,349	70,269
256,000	STELLA INTERNATIONAL HOLDINGS LTD.	679,964	657,502
27,000	SUN HUNG KAI PROPERTIES LTD.	349,196	367,269
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	227,582
451,000	TECHTRONIC INDUSTRIES CO.	820,994	1,174,616
3,000	TELEVISION BROADCASTS LTD.	9,222	18,915
187,900	VALUE PARTNERS GROUP LTD.	112,041	113,623
84,300	VTECH HOLDINGS LTD.	996,749	1,089,088
14,000	WHARF HOLDINGS LTD.	111,765	121,301
19,000	WHEELOCK & CO. LTD.	30,489	100,807
30,000	WYNN MACAU LTD.	50,423	102,309
3,709,428	XTEP INTERNATIONAL HOLDINGS	1,587,606	1,745,692
504,000	YINGDE GASES GROUP CO. LTD.	500,823	492,570
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	41,871
		20,430,784	24,488,899	5.06%
Ireland:
11,210	ACCENTURE PLC, CLASS A	397,303	825,504
61,394	COVIDIEN PLC	2,768,883	3,741,350
14,894	CRH PLC	217,633	355,737
9,616	ELAN CORP. PLC(b)	78,624	149,669
12,223	EXPERIAN PLC	202,091	232,903
11,673	JAMES HARDIE INDUSTRIES PLC	105,224	116,302
920	KERRY GROUP PLC, CLASS A	50,283	55,952
16,663	MALLINCKRODT PLC(b)	652,456	734,672
9,299	SHIRE PLC	267,371	373,042
38,703	UBM PLC	411,567	447,679
		5,151,435	7,032,810	1.45%
Israel:
21,030	BANK HAPOALIM B.M.	80,002	106,342
21,775	BANK LEUMI LE-ISRAEL B.M.(b)	77,241	80,945
19,005	CAESARSTONE SDOT-YAM LTD.(b)	557,055	868,148
217	DELEK GROUP LTD.	52,364	70,813
53	ISRAEL (THE) CORP. LTD.(b)	37,899	27,989
93,514	MAGIC SOFTWARE ENTERPRISES LTD.	576,242	644,312
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	64,959
1,494	NICE SYSTEMS LTD.	50,675	61,557
14,471	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(d)	562,419	546,714
		2,045,032	2,471,779	0.51%
Italy:
56,711	AMPLIFON S.P.A.	248,331	309,801
18,467	ASSICURAZIONI GENERALI S.P.A.	269,600	368,501
2,238	ATLANTIA S.P.A.	25,873	45,506
117,334	AZIMUT HOLDING S.P.A.	1,502,129	2,681,039
57,599	ENEL GREEN POWER S.P.A.	98,098	123,508
84,176	ENEL S.P.A.	307,528	322,501
49,857	ENI S.P.A.	958,264	1,143,261
3,610	EXOR S.P.A.	90,616	135,428
10,222	FIAT S.P.A.(b)	27,207	81,452
10,070	FINMECCANICA S.P.A.(b)	50,331	60,242
177,988	INTESA SANPAOLO S.P.A.	307,053	367,206
2,826	LUXOTTICA GROUP S.P.A.	118,626	150,326
25,272	MEDIOLANUM S.P.A.	87,322	183,596
2,801	PRYSMIAN S.P.A.	56,504	68,587
57,530	SNAM S.P.A.	249,716	291,394
7,497	TENARIS S.A.	100,711	175,868
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	156,388

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont’d):
67,174	UNICREDIT S.P.A.	$347,501	428,209
25,343	UNIONE DI BANCHE ITALIANE S.C.P.A.	103,374	128,158
		5,079,152	7,220,971	1.49%
Japan:
1,400	ABC-MART, INC.	51,583	68,152
460	ADERANS CO. LTD.	4,688	6,627
10,000	AEON CO. LTD.	112,237	137,443
6,300	AEON FINANCIAL SERVICE CO. LTD.	81,451	197,726
1,210	AEON MALL CO. LTD.	23,091	35,871
2,300	AISIN SEIKI CO. LTD.	37,584	97,925
17,000	AJINOMOTO CO., INC.	136,093	223,104
1,300	ALFRESA HOLDINGS CORP.	50,794	66,921
2,000	AMADA CO. LTD.	10,582	17,966
36,100	ASAHI CO. LTD.	561,894	610,389
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	146,929
31,000	ASAHI KASEI CORP.	147,138	233,064
64,000	ASICS CORP.	894,704	1,101,663
7,400	ASTELLAS PHARMA, INC.	236,149	376,418
5,000	BANK OF KYOTO (THE) LTD.	43,972	43,848
37,000	BANK OF YOKOHAMA (THE) LTD.	164,514	211,170
3,000	BENESSE HOLDINGS, INC.	114,910	108,958
13,800	BRIDGESTONE CORP.	205,726	501,908
5,200	BROTHER INDUSTRIES LTD.	38,445	58,510
20,100	CANON, INC.	672,638	640,043
16,600	CAPCOM CO. LTD.	276,543	318,844
1,000	CASIO COMPUTER CO. LTD.	7,474	9,238
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	345,552
15,000	CHIBA BANK (THE) LTD.	81,968	109,263
7,800	CHUBU ELECTRIC POWER CO., INC.	102,883	106,809
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	92,202
4,000	CHUGOKU BANK (THE) LTD.	53,626	56,157
5,200	CHUGOKU ELECTRIC POWER (THE) CO., INC.	81,720	82,527
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	55,295
38,236	CREDIT SAISON CO. LTD.	462,302	1,034,331
6,000	DAI NIPPON PRINTING CO. LTD.	55,038	63,360
11,000	DAIDO STEEL CO. LTD.	45,649	64,459
13,900	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	173,191	197,975
6,900	DAIICHI SANKYO CO. LTD.	113,143	124,810
4,500	DAIKIN INDUSTRIES LTD.	124,473	238,517
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	119,762
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	188,005
25,000	DAIWA SECURITIES GROUP, INC.	96,011	223,816
120,537	DENA CO. LTD.	3,507,293	2,450,104
8,200	DENSO CORP.	185,234	382,074
2,800	DENTSU, INC.	46,871	106,252
48,000	DESCENTE LTD.	278,723	345,246
13,000	DOWA HOLDINGS CO. LTD.	55,385	130,668
7,000	EAST JAPAN RAILWAY CO.	392,789	601,048
3,300	EISAI CO. LTD.	114,483	133,954
730	EPS CORP.	981,473	712,213
1,800	FAMILYMART CO. LTD.	52,590	77,735
14,200	FANUC CORP.	2,044,899	2,341,747
1,100	FAST RETAILING CO. LTD.	136,395	412,381
21,000	FUJI ELECTRIC CO. LTD.	51,969	85,457
6,000	FUJI HEAVY INDUSTRIES LTD.	27,516	165,420
8,800	FUJIFILM HOLDINGS CORP.	165,274	210,745
44,000	FUJITSU LTD.(b)	171,664	163,833
11,000	FUKUOKA FINANCIAL GROUP, INC.	36,036	49,575
32,000	FURUKAWA ELECTRIC CO. LTD.	65,376	73,574
10,720	GMO PAYMENT GATEWAY, INC.	202,060	291,407
5,800	GREE, INC.	60,855	45,140
12,000	GS YUASA CORP.	47,814	69,586
6,000	GUNMA BANK (THE) LTD.	31,571	35,037
1,500	HAMAMATSU PHOTONICS K.K.	52,686	56,386
11,000	HANKYU HANSHIN HOLDINGS, INC.	51,221	60,990
500	HIROSE ELECTRIC CO. LTD.	48,402	76,606
7,000	HIROSHIMA BANK (THE) LTD.	26,154	29,768

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
95,000	HITACHI LTD.	$295,895	625,312
6,000	HITACHI METALS LTD.	45,405	73,493
9,500	HOKKAIDO ELECTRIC POWER CO., INC.(b)	84,575	127,865
7,300	HOKURIKU ELECTRIC POWER CO.	76,486	106,498
28,800	HONDA MOTOR CO. LTD.	780,069	1,094,338
5,300	HOYA CORP.	112,594	125,039
300	IDEMITSU KOSAN CO. LTD.	23,804	25,942
20,000	IHI CORP.	52,673	84,033
4,000	INPEX CORP.	54,742	47,123
9,800	ISETAN MITSUKOSHI HOLDINGS LTD.	85,535	144,964
9,000	ISUZU MOTORS LTD.	55,583	59,148
27,200	ITOCHU CORP.	291,860	332,615
5,000	IYO BANK (THE) LTD.	43,448	52,292
8,000	J. FRONT RETAILING CO. LTD.	31,099	64,622
3,500	JAPAN EXCHANGE GROUP, INC.	56,090	77,374
8	JAPAN RETAIL FUND INVESTMENT CORP.	8,807	16,457
8,000	JAPAN STEEL WORKS (THE) LTD.	45,974	46,310
17,700	JAPAN TOBACCO, INC.	521,356	635,648
6,000	JFE HOLDINGS, INC.	94,802	155,227
4,000	JGC CORP.	53,048	144,056
12,000	JOYO BANK (THE) LTD.	54,056	64,337
3,100	JSR CORP.	39,530	57,430
5,000	JTEKT CORP.	36,670	68,264
15,000	JX HOLDINGS, INC.	79,470	77,674
7,000	KAJIMA CORP.	15,004	28,414
18,000	KANSAI ELECTRIC POWER (THE) CO., INC.(b)	164,557	230,734
2,000	KANSAI PAINT CO. LTD.	10,449	26,492
60,213	KAO CORP.	1,516,669	1,874,478
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	151,330
9,954	KDDI CORP.	239,416	510,384
24,800	KEIHIN CORP.	308,810	397,880
13,000	KEIKYU CORP.	95,310	122,733
5,000	KEIO CORP.	28,322	35,811
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	51,986
981	KEYENCE CORP.	180,512	371,761
6,000	KIKKOMAN CORP.	52,867	109,568
49,000	KINTETSU CORP.	153,011	182,451
10,000	KIRIN HOLDINGS CO. LTD.	103,112	145,379
19,600	KOBAYASHI PHARMACEUTICAL CO. LTD.	1,056,246	1,120,627
15,400	KOMATSU LTD.	339,281	382,121
2,300	KONAMI CORP.	50,313	53,022
7,000	KONICA MINOLTA, INC.	53,139	58,680
21,000	KUBOTA CORP.	129,773	302,732
4,300	KURITA WATER INDUSTRIES LTD.	96,931	91,123
5,400	KYOCERA CORP.	198,000	286,220
6,500	KYUSHU ELECTRIC POWER CO., INC.(b)	59,661	92,645
2,800	LAWSON, INC.	120,035	219,055
4,200	LIXIL GROUP CORP.	71,097	86,269
1,000	MAKITA CORP.	48,587	57,989
24,000	MARUBENI CORP.	173,505	188,494
6,500	MARUI GROUP CO. LTD.	32,287	60,771
57,000	MAZDA MOTOR CORP.(b)	95,886	253,411
1,600	MCDONALD’S HOLDINGS CO. JAPAN LTD.	43,060	44,080
1,700	MEIJI HOLDINGS CO. LTD.	54,895	92,873
33,800	MEITEC CORP.	760,894	972,444
1,800	MIRACA HOLDINGS, INC.	71,311	80,208
40,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	161,621	186,378
25,200	MITSUBISHI CORP.	378,464	509,153
32,000	MITSUBISHI ELECTRIC CORP.	244,114	335,317
27,000	MITSUBISHI ESTATE CO. LTD.	353,310	795,483
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	142,510
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	326,476
4,000	MITSUBISHI LOGISTICS CORP.	45,017	60,268
18,000	MITSUBISHI MATERIALS CORP.	47,129	74,164
5,400	MITSUBISHI MOTORS CORP.(b)	51,556	59,551
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	53,234
240,600	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,162,680	1,534,729
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	142,561

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
29,600	MITSUI & CO. LTD.	$306,203	429,418
37,000	MITSUI CHEMICALS, INC.	87,469	101,256
11,000	MITSUI FUDOSAN CO. LTD.	263,127	368,737
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	8,698
12,000	MITSUI O.S.K. LINES LTD.(b)	47,398	54,082
360,120	MIZUHO FINANCIAL GROUP, INC.	620,553	780,361
6,080	MS&AD INSURANCE GROUP HOLDINGS	125,874	158,348
3,600	MURATA MANUFACTURING CO. LTD.	162,615	274,317
1,500	NAMCO BANDAI HOLDINGS, INC.	14,652	28,002
27,000	NEC CORP.	70,167	62,353
5,000	NGK INSULATORS LTD.	63,091	75,691
3,000	NGK SPARK PLUG CO. LTD.	28,359	66,199
1,500	NIDEC CORP.	70,097	123,608
12,069	NIFCO, INC.	270,359	322,184
6,000	NIKON CORP.	75,728	104,563
2,300	NINTENDO CO. LTD.	230,400	260,430
11	NIPPON BUILDING FUND, INC.	90,970	136,528
11,000	NIPPON ELECTRIC GLASS CO. LTD.	57,054	58,752
17,000	NIPPON EXPRESS CO. LTD.	60,747	85,091
6,000	NIPPON MEAT PACKERS, INC.	72,315	85,762
4,200	NIPPON PAPER INDUSTRIES CO. LTD.(b)	49,572	66,229
123,535	NIPPON STEEL & SUMITOMO METAL CORP.	307,243	418,507
7,600	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	392,777
17,000	NISHI-NIPPON CITY BANK (THE) LTD.	40,901	46,177
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	75,131
39,100	NISSAN MOTOR CO. LTD.	362,480	391,418
7,700	NISSHIN SEIFUN GROUP, INC.	78,577	77,552
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	49,199
13,900	NISSIN KOGYO CO. LTD.	186,052	263,307
1,350	NITORI HOLDINGS CO. LTD.	87,310	123,608
3,200	NITTO DENKO CORP.	77,639	208,027
5,700	NKSJ HOLDINGS, INC.	114,918	146,190
72,300	NOMURA HOLDINGS, INC.	256,136	562,689
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	93,667
17,800	NORTH PACIFIC BANK LTD.	49,457	74,789
7,000	NSK LTD.	50,459	71,285
1,400	NTT DATA CORP.	36,520	47,073
26,500	NTT DOCOMO, INC.	387,833	429,198
6,500	NTT URBAN DEVELOPMENT CORP.	52,710	85,106
12,000	OBAYASHI CORP.	48,665	71,540
4,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	30,548	39,676
5,100	OLYMPUS CORP.(b)	71,174	154,772
2,000	OMRON CORP.	50,016	72,130
1,300	ONO PHARMACEUTICAL CO. LTD.	55,952	79,750
8,000	ONWARD HOLDINGS CO. LTD.	54,094	70,319
800	ORIENTAL LAND CO. LTD.	50,479	132,011
10,700	ORIX CORP.	118,187	173,625
37,000	OSAKA GAS CO. LTD.	121,878	157,343
2,100	OTSUKA HOLDINGS CO. LTD.	57,632	60,803
33,300	PANASONIC CORP.	217,151	321,160
184,700	PRESTIGE INTERNATIONAL, INC.	1,265,401	1,371,697
15,200	RAKUTEN, INC.	97,714	229,635
23,400	RESONA HOLDINGS, INC.	97,985	119,506
10,000	RICOH CO. LTD.	94,506	115,062
1,200	RINNAI CORP.	52,047	88,875
1,500	ROHM CO. LTD.	51,836	61,499
9,360	SANKYO CO. LTD.	481,142	456,597
2,600	SANTEN PHARMACEUTICAL CO. LTD.	85,886	126,039
13,720	SBI HOLDINGS, INC.	111,165	176,708
3,400	SECOM CO. LTD.	133,812	212,381
4,100	SEGA SAMMY HOLDINGS, INC.	38,822	118,001
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	131,990
6,000	SEKISUI HOUSE LTD.	44,394	80,452
11,600	SERIA CO. LTD.	206,350	359,347
12,800	SEVEN & I HOLDINGS CO. LTD.	281,200	466,189
25,000	SHARP CORP.(b)	50,043	91,561
4,900	SHIKOKU ELECTRIC POWER CO., INC.(b)	52,495	83,100
4,000	SHIMADZU CORP.	25,419	37,845

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):

1,000	SHIMAMURA CO. LTD.	$61,206	99,395
1,500	SHIMANO, INC.	58,204	133,832
8,300	SHIN-ETSU CHEMICAL CO. LTD.	411,842	506,638
41,600	SHINKO PLANTECH CO. LTD.	342,251	347,037
4,000	SHIONOGI & CO. LTD.	67,679	83,870
5,900	SHISEIDO CO. LTD.	88,706	105,881
13,000	SHIZUOKA BANK (THE) LTD.	130,502	147,597
21,000	SHOWA DENKO K.K.	33,824	28,414
900	SMC CORP.	106,941	213,704
41,566	SMS CO. LTD.	499,048	682,089
17,900	SOFTBANK CORP.	355,350	1,236,492
14,400	SONY CORP.	173,384	307,352
4,400	SONY FINANCIAL HOLDINGS, INC.	56,074	80,484
37,800	SQUARE ENIX HOLDINGS CO. LTD.	491,461	597,986
60,302	STANLEY ELECTRIC CO. LTD.	896,396	1,279,105
7,000	SUMCO CORP.	47,761	56,758
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	95,122
21,300	SUMITOMO CORP.	207,214	286,470
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	189,513
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	54,448
9,000	SUMITOMO METAL MINING CO. LTD.	88,484	126,904
26,400	SUMITOMO MITSUI FINANCIAL GROUP, INC.	824,716	1,274,409
71,310	SUMITOMO MITSUI TRUST HOLDINGS, INC.	214,202	351,853
6,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	163,837	284,145
54,300	SUMITOMO RUBBER INDUSTRIES LTD.	639,037	834,705
5,800	SUZUKI MOTOR CORP.	104,611	138,782
32,000	SYSMEX CORP.	1,475,582	2,037,947
4,100	T&D HOLDINGS, INC.	46,311	50,637
31,000	TAIHEIYO CEMENT CORP.	68,814	134,981
11,000	TAISEI CORP.	19,821	54,052
600	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	40,190	39,493
10,000	TAKASHIMAYA CO. LTD.	63,872	93,494
14,700	TAKEDA PHARMACEUTICAL CO. LTD.	588,055	693,163
1,500	TDK CORP.	58,582	58,752
29,000	TEIJIN LTD.	67,529	66,677
2,600	TERUMO CORP.	95,419	133,048
2,000	THK CO. LTD.	29,290	44,234
14,000	TOBU RAILWAY CO. LTD.	67,422	73,778
1,000	TOHO CO. LTD.	13,412	20,815
17,000	TOHO GAS CO. LTD.	81,221	88,896
7,200	TOHOKU ELECTRIC POWER CO., INC.(b)	56,650	88,338
14,100	TOKAI RIKA CO. LTD.	186,874	297,793
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	469,525
21,600	TOKYO ELECTRIC POWER CO., INC.(b)	102,702	134,265
3,200	TOKYO ELECTRON LTD.	128,746	171,240
40,000	TOKYO GAS CO. LTD.	151,969	218,933
25,000	TOKYU CORP.	103,449	178,035
23,000	TOKYU LAND CORP.	86,617	238,903
4,000	TONENGENERAL SEKIYU K.K.	37,796	36,909
17,000	TORAY INDUSTRIES, INC.	70,413	111,552
80,000	TOSHIBA CORP.	245,424	358,106
6,000	TOTO LTD.	30,029	83,870
3,000	TOYO SUISAN KAISHA LTD.	74,690	87,837
4,000	TOYOTA INDUSTRIES CORP.	101,266	172,135
49,500	TOYOTA MOTOR CORP.	1,703,208	3,157,485
1,900	TOYOTA TSUSHO CORP.	17,167	49,561
2,500	TREND MICRO, INC.	74,501	92,960
1,700	TSUMURA & CO.	50,505	49,774
16,548	TSURUHA HOLDINGS, INC.	1,245,281	1,457,914
8,000	UBE INDUSTRIES LTD.	13,963	15,057
2,600	UNICHARM CORP.	68,795	151,564
12,300	UNIPRES CORP.	267,431	260,152
6,500	USHIO, INC.	68,874	80,345
4,900	USS CO. LTD.	56,003	70,837
4,100	WEST JAPAN RAILWAY CO.	134,756	175,395
23,600	YAHOO JAPAN CORP.	62,283	133,732
1,300	YAKULT HONSHA CO. LTD.	22,252	65,003
27,200	YAMADA DENKI CO. LTD.	102,434	80,248

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
4,800	YAMAHA MOTOR CO. LTD.	$48,849	70,026
3,100	YAMATO HOLDINGS CO. LTD.	48,197	69,761
1,600	YAMATO KOGYO CO. LTD.	50,863	59,250
4,000	YAMAZAKI BAKING CO. LTD.	44,679	43,135
5,000	YASKAWA ELECTRIC CORP.	48,019	70,146
		51,364,267	69,429,213	14.34%
Mexico:
7,116	FRESNILLO PLC	151,933	112,090
520,519	WAL-MART DE MEXICO S.A.B. DE C.V., SERIES V	1,588,758	1,368,751
		1,740,691	1,480,841	0.31%
Netherlands:
39,620	AALBERTS INDUSTRIES N.V.	750,987	1,055,650
25,740	ACCELL GROUP	426,901	504,924
34,297	AEGON N.V.	128,398	253,801
4,340	AKZO NOBEL N.V.	184,408	285,202
23,430	ARCADIS N.V.	506,394	670,080
8,054	ASML HOLDING N.V.	131,659	795,397
27,184	ASML HOLDING N.V. (REGISTERED)	1,663,147	2,684,692
24,375	CNH INDUSTRIAL N.V.(b)	141,398	312,610
13,709	CORE LABORATORIES N.V.	1,445,721	2,319,700
1,094	CORIO N.V.	43,642	47,131
3,045	DELTA LLOYD N.V.	50,618	64,799
1,259	FUGRO N.V. - CVA	70,525	76,799
768	GEMALTO N.V.	50,382	82,465
965	HEINEKEN HOLDING N.V.	23,862	61,039
3,662	HEINEKEN N.V.	128,663	259,547
227,694	ING GROEP N.V. - CVA(b)	1,954,651	2,572,407
13,554	KONINKLIJKE AHOLD N.V.	152,134	234,799
2,539	KONINKLIJKE DSM N.V.	86,313	191,598
64,990	KONINKLIJKE KPN N.V.(b)	148,217	207,056
26,572	KONINKLIJKE PHILIPS N.V.	499,786	856,639
883	KONINKLIJKE VOPAK N.V.	51,486	50,596
9,716	QIAGEN N.V.(b)	139,904	209,454
3,238	RANDSTAD HOLDING N.V.	99,928	182,405
17,673	REED ELSEVIER N.V.	197,590	355,406
60,446	ROYAL DUTCH SHELL PLC, CLASS A	1,648,924	1,996,263
47,797	ROYAL DUTCH SHELL PLC, CLASS B	1,167,518	1,651,645
113,350	ROYAL IMTECH N.V.(b)	758,043	307,611
48,305	SENSATA TECHNOLOGIES HOLDING N.V.(b)	1,678,661	1,848,632
64,540	TNT EXPRESS N.V.	484,863	589,188
27,623	UNILEVER N.V. - CVA	917,403	1,074,568
32,690	USG PEOPLE N.V.	259,392	318,418
6,193	WOLTERS KLUWER N.V.	101,075	159,647
		16,092,593	22,280,168	4.60%
New Zealand:
11,811	CONTACT ENERGY LTD.	51,688	53,070
7,321	FLETCHER BUILDING LTD.	51,323	57,764
18,050	SKYCITY ENTERTAINMENT GROUP LTD.	49,428	60,116
37,843	TELECOM CORP. OF NEW ZEALAND LTD.	73,138	73,076
		225,577	244,026	0.05%
Norway:
3,760	AKER SOLUTIONS ASA	43,776	52,806
13,773	DNB ASA	87,874	209,117
3,900	KVAERNER ASA	6,506	6,427
21,490	NORSK HYDRO ASA	82,180	89,094
110,981	ORKLA ASA	769,132	808,376
12,350	SCHIBSTED ASA	474,813	636,677
4,963	SEADRILL LTD.	89,506	222,678
18,458	STATOIL ASA	342,560	418,994
11,360	TELENOR ASA	229,860	259,571
85,000	TOMRA SYSTEMS ASA	703,315	798,653
4,000	YARA INTERNATIONAL ASA	109,527	165,169
		2,939,049	3,667,562	0.76%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Philippines:
345,644	METROPOLITAN BANK & TRUST	$591,567	658,899
		591,567	658,899	0.14%
Poland:
18,994	EUROCASH S.A.	282,013	292,679
		282,013	292,679	0.06%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	75,125
10,080	GALP ENERGIA SGPS S.A.	157,855	167,663
60,717	JERONIMO MARTINS SGPS S.A.	1,026,051	1,246,900
25,788	PORTUGAL TELECOM SGPS S.A. (REGISTERED)	118,941	116,210
		1,351,376	1,605,898	0.33%
Russia:
510	X5 RETAIL GROUP N.V. GDR (REGISTERED)(b)	8,768	8,445
6,460	X5 RETAIL GROUP N.V. GDR (REGISTERED) (LONDON EXCHANGE)(b)	122,935	106,978
		131,703	115,423	0.02%
Singapore:
31,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	51,644	56,339
39,500	CAPITALAND LTD.	75,674	97,290
36,000	CAPITAMALL TRUST	34,133	56,243
11,000	CITY DEVELOPMENTS LTD.	71,096	89,873
34,000	DBS GROUP HOLDINGS LTD.	221,626	445,004
168,654	FLEXTRONICS INTERNATIONAL LTD.(b)	1,080,431	1,533,065
22,000	FRASER AND NEAVE LTD.(b)	7,411	98,203
52,000	GENTING SINGAPORE PLC	65,403	59,479
130,000	GLOBAL LOGISTIC PROPERTIES LTD.	203,681	299,470
96,000	GOLDEN AGRI-RESOURCES LTD.	50,472	39,791
59,000	HUTCHISON PORT HOLDINGS TRUST, CLASS U	48,424	46,168
28,000	KEPPEL CORP. LTD.	105,334	232,561
7,840	KEPPEL REIT	3,270	7,687
38,000	OVERSEA-CHINESE BANKING CORP. LTD.	302,981	311,984
17,000	SEMBCORP INDUSTRIES LTD.	31,827	71,683
22,000	SEMBCORP MARINE LTD.	32,803	79,439
12,000	SINGAPORE AIRLINES LTD.	70,334	99,861
31,000	SINGAPORE EXCHANGE LTD.	139,131	179,395
41,000	SINGAPORE PRESS HOLDINGS LTD.	91,268	134,319
21,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	48,623	69,802
170,000	SINGAPORE TELECOMMUNICATIONS LTD.	324,551	505,440
22,000	UNITED OVERSEAS BANK LTD.	299,383	362,473
15,000	UOL GROUP LTD.	49,917	73,532
33,000	WILMAR INTERNATIONAL LTD.	95,945	83,384
		3,505,362	5,032,485	1.04%
South Africa:
77,786	SHOPRITE HOLDINGS LTD.	1,596,359	1,281,423
		1,596,359	1,281,423	0.26%
South Korea:
5,245	BINGGRAE CO. LTD.	488,445	470,484
56,830	BS FINANCIAL GROUP, INC.	640,583	848,742
3,947	DAUM COMMUNICATIONS CORP.	294,389	340,463
50,050	DGB FINANCIAL GROUP, INC.	625,621	754,470
24,840	HALLA VISTEON CLIMATE CONTROL CORP.	529,036	941,894
6,616	HYUNDAI MIPO DOCKYARD	742,541	966,536
98,521	KGINICIS CO. LTD.	1,810,911	1,654,736
17,720	KIA MOTORS CORP.	835,131	1,076,712
6,353	KIWOOM SECURITIES CO. LTD.	349,706	306,810
6,820	KOREA INVESTMENT HOLDINGS CO. LTD.	241,658	263,046
700	SAMSUNG ELECTRONICS CO. LTD.	904,702	890,409
9,049	YOUNGONE HOLDINGS CO. LTD.	515,320	521,212
		7,978,043	9,035,514	1.87%
Spain:
7,845	ABERTIS INFRAESTRUCTURAS S.A.	108,145	152,457
1,260	ACCIONA S.A.	78,312	71,687
7,760	ACERINOX S.A.	95,129	88,919
5,299	AMADEUS IT HOLDING S.A., CLASS A	128,321	187,821
103,161	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	787,415	1,152,777

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont’d):
19,444	BANCO POPULAR ESPANOL S.A.(b)	$75,512	104,404
177,772	BANCO SANTANDER S.A.	1,221,033	1,449,727
27,341	CAIXABANK	92,783	119,990
1,388	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	645,501	713,547
9,700	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.	47,567	84,103
7,427	ENAGAS S.A.	138,558	182,013
3,362	FERROVIAL S.A.	50,676	60,447
13,148	GAS NATURAL SDG S.A.	203,530	274,458
1,818	GRIFOLS S.A.	52,706	74,645
60,806	IBERDROLA S.A.	298,760	353,313
17,407	INDITEX S.A.	2,368,378	2,682,238
49,976	MAPFRE S.A.	136,153	178,896
21,941	MELIA HOTELS INTERNATIONAL S.A.	146,843	217,427
3,172	RED ELECTRICA CORP. S.A.	137,295	180,532
19,639	REPSOL S.A.	379,635	486,870
8,036	TECNICAS REUNIDAS S.A.	388,495	368,000
62,423	TELEFONICA S.A.(b)	867,689	972,007
4,021	ZARDOYA OTIS S.A.	46,860	65,278
		8,495,296	10,221,556	2.11%
Sweden:
7,400	ASSA ABLOY AB, CLASS B	89,466	339,677
11,337	ATLAS COPCO AB, CLASS A	121,649	331,994
6,368	ATLAS COPCO AB, CLASS B	78,834	168,249
39,960	DUNI AB	351,554	422,811
8,524	ELECTROLUX AB, CLASS B	113,200	221,366
8,575	ELEKTA AB, CLASS B	104,728	137,964
77	GETINGE AB, CLASS B	905	2,752
15,793	HENNES & MAURITZ AB, CLASS B	349,564	685,862
3,700	HEXAGON AB, CLASS B	56,830	111,575
17,500	HUSQVARNA AB, CLASS B	64,201	113,631
10,000	INDUSTRIVARDEN AB, CLASS C	103,927	184,076
3,000	INVESTMENT AB KINNEVIK, CLASS B	51,225	103,864
11,800	INVESTOR AB, CLASS B	161,782	358,038
2,344	LUNDIN PETROLEUM AB(b)	54,274	50,551
1,045	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	88,132	92,277
41,436	NORDEA BANK AB	232,747	499,679
13,730	ORIFLAME COSMETICS S.A. SDR	453,020	436,253
23,773	SANDVIK AB	201,678	328,480
2,429	SCANIA AB, CLASS B	50,725	52,044
15,868	SECURITAS AB, CLASS B	125,722	181,230
41,800	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	171,318	442,930
2,800	SKANSKA AB, CLASS B	23,703	53,850
5,793	SKF AB, CLASS B	143,420	161,260
5,400	SSAB AB, CLASS A	48,129	35,248
82,070	SVENSKA CELLULOSA AB, CLASS B	1,673,266	2,068,766
11,896	SVENSKA HANDELSBANKEN AB, CLASS A	264,805	508,848
7,870	SWEDBANK AB, CLASS A	165,235	183,319
3,023	SWEDISH MATCH AB	101,559	106,683
5,078	TELE2 AB, CLASS B(b)	64,621	64,950
58,718	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	533,417	781,177
36,666	TELIASONERA AB	193,138	280,927
21,000	VOLVO AB, CLASS B	127,847	314,508
		6,364,621	9,824,839	2.03%
Switzerland:
44,424	ABB LTD. (REGISTERED)(b)	619,065	1,050,732
25,927	ACE LTD.	2,097,627	2,425,730
1,367	ACTELION LTD. (REGISTERED)(b)	52,159	97,044
18,895	ADECCO S.A. (REGISTERED)(b)	790,950	1,345,539
2,059	ARYZTA A.G.(b)	50,704	137,631
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	53,519
8,167	CIE FINANCIERE RICHEMONT S.A.	550,611	818,190
5,217	COCA-COLA HBC A.G.(b)	129,225	156,247
16,679	CREDIT SUISSE GROUP A.G. (REGISTERED)(b)	402,210	509,398
470	FORBO HOLDING A.G. (REGISTERED)(b)	307,691	357,041
1,115	GEBERIT A.G. (REGISTERED)(b)	110,661	301,081
140	GIVAUDAN S.A. (REGISTERED)(b)	76,496	204,500
189,200	GLENCORE XSTRATA PLC(b)	736,586	1,031,298

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
4,025	HOLCIM LTD. (REGISTERED)(b)	$183,971	299,533
4,134	JULIUS BAER GROUP LTD.(b)	87,890	192,906
408	KUEHNE + NAGEL INTERNATIONAL A.G. (REGISTERED)	48,982	53,462
41	LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	59,775	168,243
3	LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	142,644
45,240	LOGITECH INTERNATIONAL S.A. (REGISTERED)	392,534	400,374
897	LONZA GROUP A.G. (REGISTERED)(b)	50,452	73,399
90,501	NESTLE S.A. (REGISTERED)	3,533,844	6,329,616
40,470	NOBEL BIOCARE HOLDING A.G. (REGISTERED)(b)	378,692	597,418
65,047	NOVARTIS A.G. (REGISTERED)	2,948,866	4,998,913
14,609	PANALPINA WELTTRANSPORT HOLDING
	A.G. (REGISTERED)	1,148,804	2,153,347
9,261	PARGESA HOLDING S.A. (BEARER)	590,866	694,818
13,103	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,721,829	3,533,833
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	207,375
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	85,580
1,129	SGS S.A. (REGISTERED)	2,343,604	2,695,318
77	SIKA A.G. (BEARER)	152,753	224,440
1,300	SONOVA HOLDING A.G. (REGISTERED)(b)	84,464	161,575
10,640	STMICROELECTRONICS N.V.	55,625	98,126
635	SULZER A.G. (REGISTERED)	30,609	98,303
510	SWATCH GROUP (THE) A.G. (BEARER)	241,014	328,214
743	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	101,194	140,655
884	SWISS PRIME SITE A.G. (REGISTERED)(b)	67,167	68,376
3,771	SWISS RE A.G.(b)	277,173	311,904
459	SWISSCOM A.G. (REGISTERED)	157,641	220,580
1,297	SYNGENTA A.G. (REGISTERED)	287,869	529,786
44,504	TE CONNECTIVITY LTD.	828,072	2,304,417
6,004	TRANSOCEAN LTD.	321,336	267,178
52,597	UBS A.G. (REGISTERED)(b)	836,383	1,075,960
4,316	WOLSELEY PLC	70,476	223,380
2,767	ZURICH INSURANCE GROUP A.G.(b)	487,291	712,594
		23,692,055	37,880,217	7.83%
Taiwan:
866,000	D-LINK CORP.	489,773	483,275
121,000	GIANT MANUFACTURING CO. LTD.	642,690	824,619
203,000	SIMPLO TECHNOLOGY CO. LTD.	1,102,093	985,237
163,991	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(d)	2,525,827	2,781,287
129,000	TRIPOD TECHNOLOGY CORP.	311,363	251,307
		5,071,746	5,325,725	1.10%
Thailand:
891,900	LPN DEVELOPMENT PCL (REGISTERED)	532,733	584,525
		532,733	584,525	0.12%
Turkey:
38,326	AYGAZ A/S	175,595	171,514
		175,595	171,514	0.04%
United Kingdom:
25,248	3I GROUP PLC	88,645	148,700
13,185	ABERDEEN ASSET MANAGEMENT PLC	49,918	80,813
94,043	ADMIRAL GROUP PLC	1,753,796	1,877,196
4,509	AGGREKO PLC	121,037	117,086
103,832	ALENT PLC	488,356	596,732
39,084	AMEC PLC	592,072	679,553
22,669	ANGLO AMERICAN PLC	440,589	557,088
4,811	ANTOFAGASTA PLC	33,978	63,749
26,679	AON PLC	1,283,273	1,985,985
14,400	ARM HOLDINGS PLC	185,686	229,858
32,055	ARM HOLDINGS PLC ADR(d)	914,776	1,542,487
371,786	ASHMORE GROUP PLC	2,265,059	2,349,155
18,990	ASOS PLC(b)	1,152,223	1,580,493
2,111	ASSOCIATED BRITISH FOODS PLC	52,996	64,112
42,084	ASTRAZENECA PLC	1,771,802	2,190,713
59,299	AVIVA PLC	212,664	380,925
5,239	BABCOCK INTERNATIONAL GROUP PLC	47,416	101,438

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
69,985	BAE SYSTEMS PLC	$356,154	514,829
13,290	BALFOUR BEATTY PLC	50,926	61,168
202,354	BARCLAYS PLC	725,343	869,754
17,870	BELLWAY PLC	290,216	380,426
38,040	BERENDSEN PLC	345,631	558,865
61,258	BG GROUP PLC	967,887	1,170,709
39,133	BHP BILLITON PLC	853,977	1,153,014
49,770	BODYCOTE PLC	296,347	523,722
35,190	BOVIS HOMES GROUP PLC	293,921	409,608
347,971	BP PLC	2,336,178	2,439,783
30,844	BRITISH AMERICAN TOBACCO PLC	1,151,360	1,636,066
11,630	BRITISH LAND CO. PLC	61,579	108,731
17,468	BRITISH SKY BROADCASTING GROUP PLC	116,486	246,027
143,369	BT GROUP PLC	523,985	794,711
5,069	BUNZL PLC	39,524	109,799
8,202	BURBERRY GROUP PLC	40,549	216,966
16,980	CAPITA PLC	162,367	273,790
3,001	CARNIVAL PLC	81,398	101,733
17,965	CARPETRIGHT PLC(b)	173,490	188,607
92,189	CENTRICA PLC	340,421	551,758
28,496	COBHAM PLC	93,701	132,538
255,110	COMPASS GROUP PLC	1,562,451	3,510,479
2,950	CRODA INTERNATIONAL PLC	101,220	126,796
192,670	DEBENHAMS PLC	201,104	318,776
74,468	DIAGEO PLC	1,015,122	2,368,930
16,194	DIGNITY PLC	263,160	380,139
214,445	DIPLOMA PLC	1,683,663	2,266,988
119,233	DIRECT LINE INSURANCE GROUP PLC	372,511	411,532
95	DRAX GROUP PLC	544	1,050
17,860	EURASIAN NATURAL RESOURCES CORP. PLC(b)	68,365	61,441
99,309	FIBERWEB PLC	111,178	162,781
21,685	G4S PLC	77,070	89,274
32,712	GKN PLC	101,683	181,114
91,912	GLAXOSMITHKLINE PLC	1,410,189	2,317,503
101,170	GREGGS PLC	781,008	693,790
17,505	HAMMERSON PLC	69,535	141,978
104,290	HOMESERVE PLC	364,770	433,906
335,233	HSBC HOLDINGS PLC	2,323,658	3,632,892
9,863	ICAP PLC	48,642	59,765
215,729	IG GROUP HOLDINGS PLC	1,570,032	2,022,121
2,830	IMI PLC	52,352	66,661
18,792	IMPERIAL TOBACCO GROUP PLC	441,174	695,760
11,958	INMARSAT PLC	92,794	137,254
1,818	INTERCONTINENTAL HOTELS GROUP PLC	52,081	53,036
32,745	INTERNATIONAL CONSOLIDATED AIRLINES
	GROUP S.A.(b)	90,834	178,968
2,722	INTERTEK GROUP PLC	108,909	145,640
6,025	INTU PROPERTIES PLC	23,472	31,320
9,701	INVENSYS PLC	29,800	78,211
11,111	INVESTEC PLC	66,959	72,022
371,759	ITE GROUP PLC	1,261,959	1,635,803
17,144	ITV PLC	9,112	48,654
29,306	J SAINSBURY PLC	141,007	185,741
3,841	JOHNSON MATTHEY PLC	85,088	174,607
42,914	KINGFISHER PLC	109,517	268,098
195,230	LAIRD PLC	683,216	696,591
15,511	LAND SECURITIES GROUP PLC	113,585	230,768
69,234	LEGAL & GENERAL GROUP PLC	173,141	219,907
2,118,440	LLOYDS BANKING GROUP PLC(b)	1,702,121	2,523,457
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	150,041
449,800	MAN GROUP PLC	638,904	610,944
25,083	MARKS & SPENCER GROUP PLC	101,882	201,654
292,551	MEARS GROUP PLC	1,501,174	1,984,429
13,587	MEGGITT PLC	60,745	120,758
15,880	MELROSE INDUSTRIES PLC	52,258	77,073
60,058	MICHAEL PAGE INTERNATIONAL PLC	332,083	478,653
35,099	MITIE GROUP PLC	156,859	168,136

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
48,764	NATIONAL GRID PLC	$416,316	576,686
3,200	NEXT PLC	86,367	267,313
96,618	OLD MUTUAL PLC	133,905	293,434
17,030	PEARSON PLC	231,527	346,553
6,290	PETROFAC LTD.	120,064	143,069
39,966	PRUDENTIAL PLC	587,453	744,708
330,400	QINETIQ GROUP PLC	596,558	1,024,839
815	RANDGOLD RESOURCES LTD.	51,656	58,727
12,630	RECKITT BENCKISER GROUP PLC	545,806	924,191
184,008	REED ELSEVIER PLC	1,435,378	2,481,428
24,403	RESOLUTION LTD.	95,067	125,550
12,090	REXAM PLC	57,565	94,261
19,541	RIO TINTO PLC	853,885	956,324
33,377	ROLLS-ROYCE HOLDINGS PLC(b)	490,757	600,858
280,717	ROYAL BANK OF SCOTLAND GROUP PLC(b)	1,614,579	1,635,576
36,342	RSA INSURANCE GROUP PLC	68,056	71,130
14,621	SABMILLER PLC	656,380	744,064
20,657	SAGE GROUP (THE) PLC	74,323	110,290
31,731	SAVILLS PLC	145,753	317,462
10,277	SEGRO PLC	36,889	51,576
6,107	SERCO GROUP PLC	55,062	54,030
4,954	SEVERN TRENT PLC	76,220	141,393
18,823	SMITH & NEPHEW PLC	151,601	234,943
5,478	SMITHS GROUP PLC	80,025	124,068
16,949	SSE PLC	293,983	404,447
44,425	STANDARD CHARTERED PLC	726,163	1,065,130
48,103	STANDARD LIFE PLC	131,737	268,977
3,117	SUBSEA 7 S.A.	70,429	64,794
8,607	TATE & LYLE PLC	92,385	102,623
532,170	TESCO PLC	2,811,079	3,092,893
18,836	TULLOW OIL PLC	298,063	312,254
24,244	UNILEVER PLC	545,190	957,666
30,562	UNILEVER PLC ADR(d)	733,639	1,179,082
10,541	UNITED UTILITIES GROUP PLC	80,109	117,918
307,500	VECTURA GROUP PLC(b)	435,905	553,816
2,343	VEDANTA RESOURCES PLC	35,450	41,041
112,385	VESUVIUS PLC	541,709	812,908
1,233,177	VODAFONE GROUP PLC	2,490,262	4,312,203
1,806	WEIR GROUP (THE) PLC	44,508	68,123
2,849	WHITBREAD PLC	65,613	136,707
51,312	WM MORRISON SUPERMARKETS PLC	206,636	232,593
23,432	WPP PLC	141,019	481,763
		59,437,523	83,731,539	17.30%
United States:
34,147	ARCH CAPITAL GROUP LTD.(b)	652,836	1,848,377
24,880	AXIS CAPITAL HOLDINGS LTD.	938,631	1,077,553
9,091	BROOKFIELD OFFICE PROPERTIES, INC.(b)	77,905	174,221
51,424	COCA-COLA ENTERPRISES, INC.	1,613,227	2,067,759
53,789	LAZARD LTD., CLASS A	1,557,119	1,937,480
15,535	PERRIGO CO.	1,989,647	1,916,708
16,410	STEINER LEISURE LTD.(b)	777,562	958,837
8,041	THOMSON REUTERS CORP.	206,631	281,187
		7,813,558	10,262,122	2.12%
	Sub-total Common Stocks:	342,252,406	463,284,234	95.70%
Investment Companies:
United States:
19,100	ISHARES MSCI EAFE SMALL-CAP ETF	862,938	925,968
		862,938	925,968	0.19%
	Sub-total Investment Companies	862,938	925,968	0.19%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Shares	Security	Cost	Fair value (a)	Percent of net assets
Master Limited Partnerships:
United States:
756	BROOKFIELD PROPERTY PARTNERS L.P.	$15,940	14,672
		15,940	14,672	0.00%
	Sub-total Master Limited Partnerships:	15,940	14,672	0.00%
Preferred Stocks:
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	124,078
2,200	DRAEGERWERK A.G. & CO. KGAA	284,294	280,513
1,792	HENKEL A.G. & CO. KGAA	151,998	184,660
3,478	PORSCHE AUTOMOBIL HOLDING S.E.	159,145	303,957
2,770	RWE A.G. (NON VOTING)	76,994	90,874
2,175	VOLKSWAGEN A.G.	473,409	512,722
		1,195,452	1,496,804	0.31%
South Korea:
124	SAMSUNG ELECTRONICS CO. LTD.	103,370	101,076
		103,370	101,076	0.02%
	Sub-total Preferred Stocks	1,298,822	1,597,880	0.33%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)(c)	-	-
		-	-	0.00%
France:
2	GROUPE FNAC(b)	-	6
		-	6	0.00%
Spain:
7,845	ABERTIS INFRAESTRUCTURAS S.A.(b)	5,407	7,631
103,161	BANCO BILBAO VIZCAYA ARGENTARIA S.A.(b)	13,817	14,096
		19,224	21,727	0.01%
	Sub-total Rights	19,224	21,733	0.01%
Short-Term Investments:
14,937,586	NORTHERN INSTITUTIONAL FUNDS -
	U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	14,937,586	14,937,586
	Sub-total Short-Term Investments:	14,937,586	14,937,586	3.09%
	Grand total(f)	$359,386,916	480,782,073	99.32%

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.35% of net assets as of September 30, 2013.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.

At December 31, 2012, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $33,524,860 with net sales of approximately $18,587,274 during the nine months ended September 30, 2013.

(f)

At September 30, 2013, the cost for Federal income tax purposes was $360,802,984. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$126,353,729
Gross unrealized depreciation	(6,374,640)
Net unrealized appreciation	$119,979,089

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

At September 30, 2013, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	17.11%
Consumer Staples	10.62
Energy	6.07
Financials	21.21
Health Care	9.26
Industrials	15.39
Information Technology	10.02
Materials	5.37
Telecommunication Services	3.09
Utilities	1.86
100.00%

At September 30, 2013, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	20.67%
British Pound	18.34
Japanese Yen	14.90
United States Dollar	10.92
Hong Kong Dollar	6.87
Canadian Dollar	6.72
Swiss Franc	6.65
Australian Dollar	6.16
All other currencies less than 5%	8.77
100.00%

At September 30, 2013, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty
British Pound	3,889	United States Dollar	6,261	10/1/13	$(35)	Northern Trust
British Pound	7,578	United States Dollar	12,201	10/1/13	(67)	Northern Trust
British Pound	13,703	United States Dollar	22,062	10/1/13	(122)	Northern Trust
British Pound	45,885	United States Dollar	73,874	10/1/13	(408)	Northern Trust
Canadian Dollar	77	United States Dollar	74	10/1/13	-- *	Northern Trust
Euro	90	United States Dollar	122	10/1/13	-- *	Northern Trust
Euro	133	United States Dollar	179	10/1/13	-- *	Northern Trust
Euro	321	United States Dollar	434	10/1/13	-- *	Northern Trust
Euro	19,622	United States Dollar	26,517	10/1/13	(28)	Northern Trust
Euro	23,308	United States Dollar	31,499	10/1/13	(34)	Northern Trust
Japanese Yen	492,427	United States Dollar	4,992	10/1/13	(18)	Deutsche Bank
United States Dollar	3,959	British Pound	2,470	10/1/13	40	The Bank of New York
United States Dollar	10,169	Canadian Dollar	10,474	10/1/13	-- *	Morgan Stanley
United States Dollar	33,267	Japanese Yen	3,282,149	10/1/13	124	Goldman Sachs
Hong Kong Dollar	45,100	United States Dollar	5,815	10/2/13	-- *	Northern Trust
Hong Kong Dollar	29,500	United States Dollar	3,804	10/2/13	-- *	Northern Trust
Japanese Yen	494,543	United States Dollar	5,019	10/2/13	(12)	Morgan Stanley
United States Dollar	34,035	British Pound	21,100	10/2/13	124	State Street
Australian Dollar	212,843	United States Dollar	198,952	10/3/13	434	Citibank
British Pound	138,403	United States Dollar	224,102	10/3/13	47	Northern Trust

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty
Euro	138,925	United States Dollar	187,953	10/3/13	$6	The Bank of New York
Japanese Yen	492,026	United States Dollar	5,036	10/3/13	30	Bank of America
Japanese Yen	32,600,692	United States Dollar	332,016	10/3/13	348	Northern Trust
Swedish Krona	499,299	United States Dollar	77,749	10/3/13	64	Northern Trust
Swiss Franc	90,998	United States Dollar	100,596	10/3/13	(30)	The Bank of New York
United States Dollar	27,836	British Pound	17,193	10/3/13	(3)	Citibank
United States Dollar	7,447	Hong Kong Dollar	57,757	10/3/13	-- *	UBS Securities
Japanese Yen	349,352,205	United States Dollar	3,560,078	2/14/14	2,336	Northern Trust
Japanese Yen	13,059,935	United States Dollar	132,587	2/14/14	(413)	Northern Trust
Japanese Yen	16,562,814	United States Dollar	165,232	2/14/14	(3,440)	Northern Trust
United States Dollar	235,795	Japanese Yen	23,226,236	2/14/14	737	Northern Trust
					$(320)

*	Amount rounds to less than $1.

At September 30, 2013, the Clearwater International Fund had outstanding spot foreign currency transactions as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty
Israeli Shekel	242,287	United States Dollar	68,681	10/1/13	$(71)	Northern Trust
Australian Dollar	50,890	United States Dollar	47,435	10/2/13	(41)	Northern Trust
Australian Dollar	90	United States Dollar	84	10/2/13	-- *	Northern Trust
Australian Dollar	612	United States Dollar	570	10/2/13	(1)	Northern Trust
Australian Dollar	1,904	United States Dollar	1,775	10/2/13	(2)	Northern Trust
Australian Dollar	3,064	United States Dollar	2,856	10/2/13	(2)	Northern Trust
Australian Dollar	4,261	United States Dollar	3,971	10/2/13	(3)	Northern Trust
Australian Dollar	16,503	United States Dollar	15,382	10/2/13	(13)	Northern Trust
British Pound	10,000	United States Dollar	16,140	10/2/13	(49)	Northern Trust
Canadian Dollar	633	United States Dollar	614	10/2/13	-- *	Northern Trust
Canadian Dollar	548	United States Dollar	532	10/2/13	-- *	Northern Trust
Canadian Dollar	616	United States Dollar	598	10/2/13	-- *	Northern Trust
Euro	78,939	United States Dollar	106,796	10/2/13	4	Northern Trust
Euro	15,107	United States Dollar	20,417	10/2/13	(20)	Northern Trust
Hong Kong Dollar	44,963	United States Dollar	5,798	10/2/13	-- *	Northern Trust
Hong Kong Dollar	7,625	United States Dollar	983	10/2/13	-- *	Northern Trust
Hong Kong Dollar	2,375	United States Dollar	306	10/2/13	-- *	Northern Trust
United States Dollar	66,508	Canadian Dollar	68,490	10/2/13	(16)	RBS Financial Markets
United States Dollar	5,044	Hong Kong Dollar	39,111	10/2/13	(1)	Barclays
United States Dollar	111,511	Japanese Yen	10,895,747	10/2/13	(664)	Bank of America
					$(879)

*	Amount rounds to less than $1.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2013

Fair value is an estimate of the price the International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the International Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayments speeds, credit risks, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Security transactions are accounted for as of trade date. Wherever possible, the International Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the International Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2013.

	Level 1	Level 2	Level 3	Total
Common Stocks	$463,284,234	$—	$—	$463,284,234
Investment Companies	925,968	—	—	925,968
Master Limited Partnerships	14,672	—	—	14,672
Preferred Stocks	1,597,880	—	—	1,597,880
Rights	21,733	—	—	21,733
Short-Term Investments	14,937,586	—	—	14,937,586
Total	$480,782,073	$—	$—	$480,782,073

For the International Fund, 100% of the investment value is compromised of equity securities, rights, and short term investments. See the International Fund’s Schedule of Investments for geographical classification.

The International Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2013, certain foreign equity securities with a fair value of $343,962,361 were transferred from Level 2 to Level 1 classifications from December 31, 2012 to September 30, 2013, due to receiving last sales or regular trading session closing prices from primary pricing service providers on September 30, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,290	$—	$4,290
Foreign Currency Transactions	—	4	—	4
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(4,610)	$—	$(4,610)
Foreign Currency Transactions	—	(883)	—	(883)
Total Other Financial Instruments	$—	$(1,199)	$—	$(1,199)

The forward foreign currency exchange contracts outstanding at September 30, 2013 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater International Fund (unaudited)
September 30, 2013

(Continued)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date:	November 27, 2013

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date:	November 27, 2013

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date:	November 27, 2013